As filed with the Securities and Exchange Commission on November 12, 1998


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 67


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 69


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

         It is proposed that this filing will become effective:

[ ] immediately  upon filing  pursuant to Rule 485,  paragraph (b)
[ ] on ______ pursuant to Rule 485,  paragraph  (b)
[X] 60 days after filing  pursuant to Rule 485,  paragraph (a)(1)
[ ] on ______ pursuant to Rule 485,  paragraph (a)(1)
[ ] 75 days  after  filing  pursuant  to Rule  485,  paragraph  (a)(2)
[ ] on ______ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities being registered: Shares of Investors Equity Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund. With the exception of Investors Equity Fund and Small Company Opportunities Fund, each other series being registered operates pursuant to a master-feeder structure and thus this amendment is also executed by Core Trust (Delaware) and Schroder Capital Funds.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


    (Prospectus offering shares of Investors Equity Fund, Equity Index Fund,
        Small Company Opportunities Fund, International Equity Fund and
                             Emerging Markets Fund)

                                     PART A

Form N-1A Item No.
                                                                  Location in Prospectus

Item 1.              Cover Page                                   Cover Page

Item 2.              Synopsis                                     Prospectus Summary

Item 3.              Condensed Financial Information              Financial Highlights

Item 4.              General Description of Registrant            Prospectus Summary; Investment Objectives and
                                                                  Policies; Additional Investment Policies; Risk
                                                                  Considerations (Investors Equity Fund, Equity
                                                                  Index Fund, Small Company Opportunities Fund,
                                                                  and Internationl Equity Fund); Investment Limitations
                                                                  (Emerging Markets Fund only); Other
                                                                  Information - The Trust and Its Shares; Other
                                                                  Information - Core and Gateway Structure

Item 5.              Management of the Fund                       Prospectus Summary; Management

Item 5A.             Management's Discussion of Fund Performance  Not Applicable

Item 6.              Capital Stock and Other Securities           Prospectus Summary; Investment Objectives and
                                                                  Policies; Additional Investment Policies;
                                                                  Distributions and Tax Matters; Purchases and
                                                                  Redemptions of Shares; Other Information - The
                                                                  Trust and Its Shares; Other Information - Core
                                                                  and Gateway Structure

Item 7.              Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Other
                                                                  Information - Determination of Net Asset Value

Item 8.              Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.              Pending Legal Proceedings                    Not Applicable



                              CROSS REFERENCE SHEET
                            (All other Prospectuses)

                                     PART A

                          Not Applicable to this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


 (SAI offering shares of Investors Equity Fund, Equity Index Fund, Small Company
    Opportunities Fund, International Equity Fund and Emerging Markets Fund)

                                     PART B

Form N-1A Item No.
                                                                  Location in Statement of Additional Information

Item 10.             Cover Page                                   Cover Page

Item 11.             Table of Contents                            Cover Page

Item 12.             General Information and History              General

Item 13.             Investment Objectives and Other Policies     Investment Policies; Additional Investment
                                                                  Policies

Item 14.             Management of the Fund                       Management

Item 15.             Control Persons and Principal Holders of     General
                     Securities

Item 16.             Investment Advisory and Other Services       Management; Other Information - Counsel,
                                                                  Custodian, Independent Acountants

Item 17.             Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.             Capital Stock and Other Securities           General

Item 19.             Purchase, Redemption and Pricing of          Determination of Net Asset Value; Additional
                     Securities Being Offered                     Purchase and Redemption Information

Item 20.             Tax Status                                   Tax Matters

Item 21.             Underwriters                                 Management - The Distributor

Item 22.             Calculation of Performance Data              Performance Data

Item 23.             Financial Statements                         Other Information - Financial Statements



                              CROSS REFERENCE SHEET
                                (All other SAIs)

                                     PART B

                          Not Applicable to this Filing

FORUM FUNDS

EQUITY INDEX FUND
INVESTORS EQUITY FUND
SMALL COMPANY OPPORTUNITIES FUND
INTERNATIONAL EQUITY FUND

                                   PROSPECTUS

                                January __, 1999

--------------------------------------------------------------------------------
ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:
Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(207) 879-0001
(800) 94FORUM
--------------------------------------------------------------------------------

This Prospectus offers shares of Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund, and International Equity Fund (each, a "Fund" and collectively, the "Funds"), separately-managed portfolios of Forum Funds (the "Trust"), a registered, open-end, management investment company. Each of Equity Index Fund and International Equity Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of another registered, open-end, management investment company with the same investment objective. Accordingly, each of these Fund's investment experience will correspond directly with the portfolio's investment experience. See "Other Information - Core and Gateway(R) Structure." Small Company Opportunities Fund seeks to achieve its investment objective by investing in various portfolios of other registered, open-end, management investment companies, each of which invests using a different small company investment style. See "Other Information -- Core and Gateway(R) Structure." Investors Equity Fund seeks to achieve its investment objective by investing directly in portfolio securities.


     EQUITY INDEX FUND seeks to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the portfolio will hold stocks representing 100% or more of the capitalization-weighted market values of the S&P 500 Index.
     INVESTORS EQUITY FUND seeks to provide capital appreciation by investing primarily in a portfolio of common stock of companies domiciled in the United States. The Fund intends to maintain a portfolio that is broadly diversified across investment sectors.
     SMALL COMPANY OPPORTUNITIES FUND seeks to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity investment styles. INTERNATIONAL EQUITY FUND seeks to provide shareholders with long-term capital appreciation by investing directly or indirectly in high quality companies based outside the United States. Investments in foreign securities involve special risks in addition to the risks associated with investments in general.

There can be no assurance that any Fund's objective will be achieved. Shares of the Funds are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 4.0% of the total public offering price (4.17% of the amount invested).


This Prospectus sets forth concisely the information a prospective investor should know before investing in a Fund. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated
January __, 1999, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this Prospectus, is also available without charge by contacting Forum
Shareholder Services, LLC, the Funds' transfer agent, at the address and telephone numbers printed above.


    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

                                                  Page                                                       Page
1.   Prospectus Summary..........................           5.   Risk Considerations........................
2.   Financial Highlights........................           6.   Management.................................
3.   Investment Objectives and Policies..........           7.   Purchases and Redemptions of Shares........
4.   Additional Investment Policies..............           8.   Distributions and Tax Matters..............
                                                            9.   Other Information..........................
                                                                 Account Application

FUND  SHARES ARE NOT  OBLIGATIONS,  DEPOSITS,  OR  ACCOUNTS  OF, OR  ENDORSED OR
GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM, OR ANY FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

THE FUNDS


Each Fund's objective is described on the cover page. Investors Equity Fund invests directly in portfolio securities. Each of Equity Index Fund and International Equity Fund seeks to achieve its investment objective by investing all of its investable assets in a separate series of another registered, open-end, management investment company (each a "Portfolio"). Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Core and Gateway(R) Structure." The Portfolios in which the Funds invest are:


                  FUND                               PORTFOLIO
                  ----                               ---------
                  Equity Index Fund                  Index Portfolio
                  International Equity Fund          International Portfolio


Index Portfolio and International Portfolio are series of Core Trust (Delaware) ("Core Trust"). Small Company Opportunities Fund seeks to achieve its investment objective by investing in various Portfolios of other registered, open-end, management investment companies. Each Portfolio in which the Fund invests uses a different investment style. See "Other Information -- Core and Gateway(R) Structure." The Portfolios in which Small Company Opportunities Fund currently invests are: Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, and Small Cap Value Portfolio, each a separate series of Core Trust. The percentage of the Fund's assets invested in each Portfolio may be changed at any time by the Fund's investment adviser in response to market or other conditions. Allocations are made within specified ranges.


INVESTMENT ADVISERS

     INVESTORS EQUITY FUND. H.M. Payson & Co. ("Payson") serves as the Fund's investment adviser and Peoples Heritage Bank ("Peoples") serves as the investment subadviser. Peoples is a subsidiary of Peoples Heritage Financial Group, a multi-bank and financial services holding company.

     EQUITY INDEX FUND. Norwest Investment Management, Inc. ("Norwest") serves as Index Portfolio's investment adviser. Norwest is an indirect subsidiary of Norwest Bank of Minnesota, N.A. ("Norwest Bank"), a multi-bank holding company.

         SMALL COMPANY OPPORTUNITIES FUND. Forum Investment Advisors, LLC ("Forum Advisors") serves as the Fund's investment adviser. Following are the investment advisers and investment subadvisers of the Portfolios in which the Fund may invest:

               NORWEST   serves  as  investment   adviser  to  Small  Cap  Index
               Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio.

               CRESTONE  CAPITAL  MANAGEMENT,  INC.  ("Crestone"),  an  indirect
               investment   advisory  subsidiary  of  Norwest  Bank,  serves  as
               investment subadviser to Small Company Stock Portfolio.

               PEREGRINE CAPITAL  MANAGEMENT,  INC.  ("Peregrine"),  an indirect
               investment   advisory  subsidiary  of  Norwest  Bank,  serves  as
               investment subadviser to Small Company Value Portfolio.

               SMITH ASSET  MANAGEMENT  GROUP,  L.P.  ("Smith"),  an  investment
               advisory   affiliate  of  Norwest  Bank,   serves  as  investment
               subadviser to Small Cap Value Portfolio.

               INTERNATIONAL EQUITY FUND. Schroder Capital Management International Inc. ("SCMI") serves as International Portfolio's investment adviser. SCMI is a wholly owned U.S. subsidiary of

               Schroders Incorporated, the wholly owned U.S. subsidiary of Schroders plc, a publicly owned company organized under the laws of England.


         Each investment adviser to a Fund or Portfolio may be referred to as an "Adviser." For a description of each Adviser and its fees, see "Management - Investment Advisers."


MANAGEMENT


         The administrator of the Funds is Forum Administrative Services, LLC ("FAdS") and the distributor of their shares is Forum Fund Services, Inc. ("FFS"). Forum Shareholder Services, LLC ("FSS") serves as the Funds' transfer agent, dividend disbursing agent and shareholder servicing agent while Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services for the Funds. See "Management." Each of these companies are located at Two Portland Square, Portland, Maine 04101.


PURCHASES AND REDEMPTIONS

         Shares of each Fund are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $2,000, ($1,000 for an Individual Retirement Account) and the minimum subsequent investment is $250. Shares may be redeemed without charge. See "Purchases and Redemptions of Shares."

         Shares of the Funds are not offered for sale in every state. To determine whether a Fund is available for purchase in a particular state, contact FSS at the numbers listed on the first page of this Prospectus.

EXCHANGE PROGRAM

         Shareholders may exchange their shares without charge for the shares of certain funds of the Trust. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

         Distributions of net investment income are declared and paid annually. Distributions of any net capital gain are made annually. With respect to each Fund, distributions are reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in writing of the shareholder's election to receive distributions in cash. See "Distributions and Tax Matters."

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS

         There can be no assurance that a Fund will achieve its investment objective; a Fund's net asset value and total return will fluctuate based upon changes in the value of the securities in which it or its corresponding
Portfolio invests. No single Fund is a complete investment program. See "Investment Objectives and Policies" and "Risk Considerations."

         The policies of Equity Index Fund, Investors Equity Fund and Small Company Opportunities Fund of investing in equity securities of U.S. issuers involve equity market risks that are related to such securities. Equity market risk is the risk that common stock prices will fluctuate or decline over short or even extended periods.


         The policy of International Equity Fund of investing in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers, including risks of foreign political and economic instability, adverse movements in exchange rates, and the imposition or tightening of limitations on the repatriation of capital. International Equity Fund is designed for the investment of that portion of an investor's funds that can appropriately bear the special risks associated with an investment in foreign and/or emerging market securities. See "Risk Considerations."


     The policy of investing in securities of smaller companies employed by Small Company Opportunities Fund entails certain risks in addition to those normally associated with investments in equity securities. These risks include lower trading volumes and, therefore, the potential for greater stock price volatility. For a description of investment considerations and risks involved in investing in small company securities, see "Risk Considerations." Small Company Opportunities Fund is designed for the investment of that portion of an investor's funds that can appropriately bear the special risks associated with an investment in smaller market capitalization companies. Mark capitalization is the total market value of a company's outstanding stock.


         By pooling their assets in one or more Portfolios with other institutional investors, Equity Index Fund, Small Company Opportunities Fund, and International Equity Fund may achieve certain efficiencies and economies of scale. Nonetheless, this investment also could have potential adverse effects on these Funds. These risks are described under "Other Information - Core and Gateway(R) Structure."


EXPENSES OF INVESTING IN THE FUNDS

         The  purpose  of  the  following  table  is  to  assist   investors  in
understanding the expenses that an investor in shares of the Funds will bear directly or indirectly.

                                               Equity        Investors    Small Company    International
                                               Index          Equity     Opportunities       Equity
                                               Fund            Fund           Fund            Fund

SHAREHOLDER TRANSACTION
  EXPENSES
Maximum sales charge imposed
   on purchases(1) (as a percentage
   of public offering price)                    4.0%            4.0%          4.0%             4.0%
Exchange Fee                                    None            None          None             None
ANNUAL FUND OPERATING
  EXPENSES(2)
  (as a percentage of average
  net assets)
Management Fees
  (after fee waivers)(3)                        0.15%           0.20%         0.79%           0.44%
12b-1 Fees..................                     None            None         None
None
Other Expenses
  (after fee waivers and
  expense reimbursements)(4)........            0.10%           0.90%         0.94%           0.93%
                                                -----           -----         -----           -----
Total Fund Operating
  Expenses(4)...................                0.25%           1.10%         1.73%           1.37%

    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares - Reduced Sales Charges."

    (2) For a further description of the various expenses incurred in the operation of the Funds, see "Management." Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. The amount of fees and expenses for each Fund is based on annualized expenses for the Fund's fiscal year ending May 31, 1998. For each Fund that invests its assets in one or more separate series of another registered, open-end, management investment company (a "Portfolio"), the Fund's expenses include its pro rata portion of all expenses of its corresponding Portfolio(s), which are borne indirectly by the Fund's shareholders.

    (3) Absent fee waivers, Management Fees for Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund, and International Equity Fundwould be 0.15%, 0.65%, 1.04%, and 0.45%, respectively. Management Fees are the investment advisory fees of a Fund and/or of the Portfolio or Portfolios in which the Fund invests.

    (4) Absent expense reimbursements and fee waivers, Other Expenses and Total Fund Operating Expenses would be 2.16% and 2.31%, respectively, for Equity Index Fund, 1.44% and 2.09%, respectively, for Investors Equity Fund, 1835.38% and 1836.42%, respectively, for Small Company Opportunities Fund, and 674.96% and 675.41%, respectively, for International Equity Fund.


EXAMPLE

         Following is a hypothetical example that indicates the dollar amount of expenses that an investor in each Fund would pay assuming: (1) a $1,000 investment in the Fund; (2) a 5% annual return; (3) the reinvestment of all distributions; (4) the payment of the maximum initial sales charge and (5) full redemption at the end of each period:

                                                    1 YEAR    3 YEARS      5 YEARS      10 YEARS
                                                    ------    -------      -------      --------

Equity Index Fund                                    $42      $48          $53             $70
Investors Equity Fund                                $51      $74          $98            $169
Small Company Opportunities Fund                     $57      $92          $130           $235
International Equity Fund                            $53      $81          $112           $197

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES OR RETURNS MAY BE MORE OR LESS THAN INDICATED. The example is based on the expenses listed in the table which assumes the continued waiver and/or reimbursement of certain fees and expenses. The 5% annual return is not a prediction of the Funds' projected return; rather it is required by government regulation.

2.       FINANCIAL HIGHLIGHTS

         The following information represents selected data for a single share outstanding of the Funds. The information has been audited in connection with an audit of the Funds' financial statements by Deloitte & Touche LLP, independent auditors. The financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Funds' performance is contained in the Funds' annual report to shareholders, which may be obtained from the Trust, without charge, by contacting FSS.

                                                                           SMALL COMPANY
                                             INVESTORS       EQUITY INDEX  OPPORTUNITIES  INTERNATIONAL
                                          EQUITY FUND (A)     FUND (A)       FUND (A)     EQUITY FUND(A)
                                          ---------------- --------------- -------------- ---------------
                                            PERIOD ENDED    PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                                            MAY 31, 1998    MAY 31, 1998    MAY 31, 1998   MAY 31, 1998
                                          ---------------- --------------- -------------- ---------------
                                          ---------------- --------------- -------------- ---------------
Net Asset Value, Beginning of Period                $10.00          $10.00         $10.00          $10.00
                                          ---------------- --------------- -------------- ---------------
Investment Operations:
  Net Investment Income (Loss)                        0.00            0.07         (0.01)            0.04
  Net Realized and Unrealized Gain
      (Loss) on Investments
                                                      1.43            1.62         (0.29)            1.98
                                          ---------------- --------------- -------------- ---------------
Total from Investment Operations                      1.43            1.69         (0.30)            2.02
Net Asset Value, End of Period                      $11.43          $11.69          $9.70          $12.02
                                          ================ =============== ============== ===============

Total Return(b)                                  14.30%(c)       16.90%(c)     (3.00%)(c)       20.20%(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's                 $30,090          $5,038             $5              $9
   omitted)
Ratios to Average Net Assets:
  Expenses Including                                 1.10%           0.25%          1.87%           1.36%
      Reimbursement/Waiver(d)
  Expenses Excluding                                 2.09%          2.25%%      1,836.34%         675.46%
      Reimbursement/Waiver(d)
  Net Investment Income (Loss) Including
      Reimbursement/Waiver(d)                        0.09%           1.41%        (0.93%)           0.98%
Average Commission Rate(e)                         $0.0549      $0.0339(f)         N/A(g)      $0.0194(f)
Portfolio Turnover Rate                             11.35%       $6.68%(f)         N/A(h)       36.96%(f)


(a) Investors Equity Fund and Small Company Opportunities Fund commenced operations on December 17, 1997 and March 31, 1998, respectively. Equity Index Fund, and International Equity Fund commenced operations on December 24, 1997.
(b) Total return calculations do not include sales charge.
(c) Not annualized.
(d) Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.
(f) Information presented is that of the Portfolio in which the Fund invests.
(g) The average commission rates for Small Company Value Portfolio, Small Cap Index Portfolio and Small Cap Value Portfolio were $0.0522, $0.0199 and $0.0556, respectfully.
(h) The turnover rates for Small Company Value Portfolio, Small Cap Index Portfolio and Small Cap Value Portfolio were 99.08%, 2.25% and 79.43%, respectively.


3.       INVESTMENT OBJECTIVES AND POLICIES

         To achieve their investment objectives, the Funds invest primarily in common stocks and other equity securities. The domestic securities in which a Fund invests are generally listed on a securities exchange or included in the National Association of Securities Dealers Automated Quotation ("NASDAQ")
National Market System but may be traded in the over-the-counter securities market. Each Fund, other than Equity Index Fund, may invest in foreign issuers. These investments may involve certain risks. See "Risk Considerations - Foreign Investments."

         There can be no assurance that a Fund or Portfolio will achieve its investment objective; a Fund's net asset value and total return will fluctuate based upon changes in the value of the securities in which it or its corresponding Portfolio invests. No single Fund is a complete investment program.


         The investment policies of Equity Index Fund, Small Company Opportunities Fund, and International Equity Fund mirror those of the Portfolios in which they invest and the responsibilities of Core Trust's Board of Trustees (the "Core Trust Board") apply equally to the Funds and the Trust's Board of Trustees (the "Board"). Additional information concerning the investment policies of the Funds and the Portfolios, including additional fundamental policies, is contained in the SAI.


EQUITY INDEX FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

         The investment objective of Equity Index Fund is to duplicate the return of the S&P 500 Index.

         The Fund currently seeks to achieve its investment objective by investing all of its investable assets in Index Portfolio (the "Portfolio"), which has substantially the same investment objective and substantially similar policies as the Fund.

INVESTMENT POLICIES


         The Fund is designed to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Fund holds stocks representing 100% or more of the capitalization-weighted market values of the S&P 500 Index. The Adviser generally executes portfolio transactions for the Fund only to replicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Fund, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts to a limited extent. For these and other reasons, the Fund's performance can be expected to approximate but not be equal to that of the S&P 500 Index.


         The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by Standard & Poor's, A Division of The McGraw Hill Companies, ("S&P") on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

         S&P does not sponsor, sell, promote or endorse the Fund. S&P does not warrant that the S&P 500 Index is a good investment, is accurate or complete, or will track general stock market performance.

INVESTORS EQUITY FUND

INVESTMENT OBJECTIVE

         The investment objective of Investors Equity Fund is to seek capital appreciation by investing primarily in common stock of companies domiciled in the United States.

INVESTMENT POLICIES

         The Fund intends to invest in securities of established, growing companies that have demonstrated a high degree of financial strength and fiduciary quality, and provide good liquidity in the market. Under normal circumstances, the Fund invests at least 65% of its assets in these companies, without concentration in any one industry. In seeking these investments, the Advisers rely, in part, upon fundamental and technical analysis of individual companies. The Advisers consider companies which have, among other things, the following characteristics: a strong record of earnings growth, industry leadership, a unique product or niche and good management. The Advisers also apply a broader analysis of industry conditions and economic trends. While the Fund will be broadly diversified across investment sectors, the Advisers' top down industry and economic analysis will influence the actual sector weightings.

         The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

         In addition to common stock, the Fund also may invest in preferred stocks and investment-grade convertible debt securities. The Fund also may invest in American Depositary Receipts, European Depositary Receipts and other similar securities of foreign issuers. The Fund expects any foreign investments to constitute less than 10% of its assets.

SMALL COMPANY OPPORTUNITIES FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIOS

         The investment objective of the Small Company Opportunities Fund is to provide long term capital appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity investment styles. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Portfolios described below.

INVESTMENT POLICIES

         The Fund follows a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in various different small capitalization equity styles. The Fund uses different investment styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style.

         SMALL COMPANY OPPORTUNITIES FUND ALLOCATION. Set forth below are the ranges of investments by the Fund in each Portfolio and current allocation among the Portfolios on or about the date of this Prospectus.

                                                              CURRENT            RANGE OF
                                                             ALLOCATION          INVESTMENT
Small Cap Index Portfolio                                    30%                  25% - 75%
Small Company style                                          70%
   Small Company Stock Portfolio                                    0%             0% - 75%
   Small Company Value Portfolio                                   30%             0% - 75%
   Small Cap Value Portfolio                                       40%             0% - 75%
                                                        ---------------
TOTAL FUND ASSETS                                            100%

         As market values of a Portfolio's assets change, the percentage of Fund assets that are invested in each Portfolio may temporarily deviate from the current allocations. In response thereto, Forum Advisors monitors the portfolio on a daily basis and affects transactions as necessary.

         Consistent with the Fund's investment objective and policies and under the general supervision of the Board, Forum Advisors may make changes in the percentage allocations, within the prescribed ranges of investment, at any time Forum Advisors deems appropriate, including in response to market and other conditions. When Forum Advisors believes that a change in the allocation percentages is desirable, it will redeem and purchase interests in the Portfolios to effect the change. In addition, upon approval of the Board and notification of shareholders, the Fund may invest in additional or fewer Portfolios or invest directly in portfolio securities.

         Following is a discussion of the investment objectives, policies and risks of the Portfolios in which the Fund currently invests.


         SMALL CAP INDEX PORTFOLIO. Small Cap Index Portfolio seeks to replicate the return of the Standard & Poor's Small Cap 600 Composite Stock Price Index (the "S&P Small Cap 600 Index") with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P Small Cap 600 Index. The Adviser generally executes portfolio transactions only to replicate the composition of the S&P Small Cap 600 Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents to facilitate payment of the Portfolio's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Portfolio's performance can be expected to approximate but not be equal that of the S&P Small Cap 600 Index.


         The S&P Small Cap 600 Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P Small Cap 600 by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P Small Cap 600 Index is weighted by its market value. The S&P Small Cap 600 Index emphasizes smaller capitalizations and typically, companies included in the S&P Small Cap 600 Index may not be the largest nor the most dominant firms in their respective industries.

         S&P does not sponsor, sell, promote, or endorsethe Portfolio. S&P does not warrant that the S&P Small Cap 600 Index is a good investment, is accurate or complete, or will track general stock market performance.

     SMALL COMPANY STOCK PORTFOLIO. Small Company Stock Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in the common stock of small- and medium-size domestic companies that have Market Capitalization well below that of the average company in the S&P 500 Index. The Adviser considers small companies to be those companies whose Market Capitalization are less than the largest stock in the Russell 2000 Index (an index of smaller capitalization companies with a broader base of companies than the S&P Small Cap 600 Index) or approximately $1.4 billion. The Adviser considers medium companies to be those companies whose Market Capitalization is in the range from $500 million to $8 billion.

         In selecting securities for the Portfolio, the Adviser seeks securities with significant price appreciation potential and attempts to identify companies that show above-average growth as compared to long-term overall market growth. The Portfolio invests in companies that may be in relatively early stages of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus. The Adviser believes that these companies may develop into significant business enterprises and that an investment in these companies offer a greater opportunity for capital appreciation than an investment in larger, more established companies.

         The Portfolio may invest up to 20% of its total assets in foreign companies. The Fund may also write covered call options and purchase call options on equity securities to manage risk or enhance returns.

         SMALL COMPANY VALUE PORTFOLIO. Small Company Value Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index or approximately $1.4 billion.

         The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing may reduce downside risk and offer potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

         SMALL CAP VALUE PORTFOLIO. Small Cap Value Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Portfolio will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflects the Market Capitalization of companies included in the Russell 2000 Index, which range from approximately $221.9 million toapproximatelyt $1.4 billion. The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of earnings exceeding that expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors that the Advisers considers are changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

         The investment objective of International Equity Fund (the "Fund") is long-term capital appreciation by investing directly or indirectly in high quality companies based outside the United States.

     The Fund is designed for U.S. investors who seek international diversification of their investments by participating in foreign securities markets. Investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers. See "Risk Considerations - Foreign Investments."

         The Fund currently seeks to achieve its investment objective by investing all of its investment assets in International Portfolio (the "Portfolio"), which has substantially the same investment objective and substantially similar policies as the Fund.

INVESTMENT POLICIES


     The Fund seeks to provide long-term capital appreciation by investing directly or indirectly in high quality companies based outside the United States. The Fund selects its investments on the basis of their potential for capital appreciation without regard to current income. The Fund also may invest in the securities of domestic closed-end investment companies that invest primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. The Fund's investments are generally diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, The Netherlands, Hong Kong, Singapore and Australia. In general, the Fund will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Fund has no limit on the amount of its assets that may be invested in any one type of foreign instrument or in any foreign country. To the extent the Fund concentrates its assets in a foreign country, it will incur greater risks. See "Risk Considerations - Foreign Investments."


     Under normal circumstances, the Fund will invest substantially all of its assets, but not less than 65%, in equity securities domiciled outside the United States. The Fund may purchase preferred stock and convertible debt securities, including convertible preferred stock, and may purchase American Depository Receipts, European Depository Receipts or other similar securities of foreign issuers The Fund also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Fund from adverse movements in currency values, the contracts also limit possible gains from favorable movements. See "Additional Investment Policies - Foreign Exchange Contracts."

4.       ADDITIONAL INVESTMENT POLICIES

         The investment objective and all investment policies of each of the Funds and the Portfolios that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of a Fund or a Portfolio, as applicable. A majority of outstanding voting securities means the lesser of: (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (2) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Funds are not fundamental and may be changed by the Board without approval by shareholders of the Fund. Likewise, nonfundamental investment policies of a Portfolio may be changed by the Core Trust Boards without shareholder approval. For more information concerning shareholder voting, see "Other Information - "The Trust and Its Shares" and "Core and Gateway(R) Structure."

     Unless otherwise indicated, the discussion below of the investment policies of a Fund investing pursuant to a master-feeder structure also refer to the investment policies of the Portfolio in which it invests.

COMMON AND PREFERRED STOCK, WARRANTS AND RIGHTS

         Each Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in general, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company, as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the counter market or on a securities exchange, but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a security to meet redemptions by interest holders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Fund may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. BORROWING


BORROWING

         The Funds may each borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing). No Fund may borrow more than 5% of the Fund's net assets for other than temporary or emergency purposes.


DIVERSIFICATION AND CONCENTRATION


         Each Fund is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, a diversified fund may not purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Each Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, no Fund may purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities or repurchase agreements covering U.S. Government securities. Each Fund reserves the right to invest up to 100% of its assets in one or more investment companies such as the Portfolios. International Equity Fund has no limitation on the amount of assets invested in securities of issuers domiciled in a foreign country.


ILLIQUID SECURITIES


         As a fundamental policy for Investors Equity Fund and as a non-fundamental policy for all other Funds, no Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets taken at current value would be invested in securities that are not readily marketable. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board or the Core Trust Board).

Under the supervision of the applicable Board, an Adviser determines and monitors the liquidity of portfolio securities.


REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES

         Each Fund may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

         Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will limit securities lending to not more than 33 1/3% of the value of its total assets.

MARGIN AND SHORT SALES

         No Fund may purchase securities on margin or make short sales of securities, except short sales against the box. A short sale is "against-the-box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. These prohibitions do not restrict the Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

FOREIGN EXCHANGE CONTRACTS


     International Equity Fund may invest in securities issued by foreign companies. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, many of which may be difficult if not impossible to predict. No Fund or Portfolio will seek to benefit from anticipated short-term fluctuations in currency exchange rates. When investing in foreign securities, these Funds, will usually effect currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Funds incur foreign exchange expenses in converting assets from one currency to another.


         These Funds may enter into foreign currency forward contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Fund has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Fund's obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in the currency. A Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly. International Equity Fund has no present intention to enter into currency futures or options contracts but may do so in the future.

OPTIONS AND FUTURES TRANSACTIONS


         Each Fund may (1) purchase or sell (write) put and call options on securities to enhance its performance and (2) seek to hedge against a decline in the value of securities owned by a Fund or an increase in the price of securities a Fund plans to purchase through the writing and purchase of exchange-traded and over-the counter options on individual securities, broadly-based stock indices or financial indices and through the purchase and sale of futures and options on those futures contracts, all of which are referred to as "Hedging Instruments." A Fund may only write covered options. To the extent that a Fund invests in foreign issues, it may purchase and sell options on foreign currencies or invest in foreign currency futures.


         The Hedging Instruments a Fund is authorized to use have certain risks associated with them, including: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the investment adviser to predict the direction of stock prices, interest rates and other economic factors. The Hedging Instruments each Fund may use and the risks associated with them are described in greater detail under "Options and Hedging" in the SAI.

DEBT SECURITIES


         Each Fund except Equity Index Fund may seek capital appreciation through investment in convertible or non-convertible debt securities. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. The receipt of income from such debt securities is incidental to a Fund's or Portfolio's objective of long-term capital appreciation. Such income can be used, however, to offset the operating expenses of the Funds or Portfolios. The debt securities in which the Funds invest may be unrated. See "Risk Considerations - Debt Securities." TEMPORARY DEFENSIVE POSITION

         When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of the investment, except in the case of the International Equity Fund, total assets in excess of one billion dollars and that are insured by the FDIC;
(3) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Adviser to be of comparable quality; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) shares of money market funds registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund or Portfolio has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories or, if not rated, determined by the Adviser to be of comparable quality. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above. To the extent that Investors Equity Fund, Small Company Opportunities Fund, and International Equity Fund may invest in foreign issuers, they may also hold cash and bank instruments denominated in any major foreign currency.


PORTFOLIO TRANSACTIONS

         The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on market conditions. The Funds (or their respective Portfolios where applicable) may engage in short-term trading but their portfolio turnover rate is not expected to exceed 100%. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund or Portfolio were replaced in a one year period. Higher portfolio turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. The Advisers weigh the anticipated benefits of short-term investments against these consequences. Also, higher portfolio turnover rates may cause shareholders of a Fund to recognize greater capital gains for federal income tax purposes. See "Distributions and Tax Matters."

         The Advisers have no obligation to deal with any specific brokers or dealers in the execution of transaction on behalf of the Portfolios or the Funds. Consistent with the Funds' or Portfolios' policy of obtaining the best price consistent with quality of execution of transactions, a Fund and/or Portfolio's transactions may be conducted through certain affiliates of the Advisers (collectively "Affiliated Brokers"). A Fund or Portfolio's payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board orthe Core Trust Board, to provide that the commissions are comparable to those charged by unaffiliated qualified broker-dealers. No specific portion of a Fund's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with an Adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Adviser. The Advisers may effect transactions for the Funds (or the Portfolios) through brokers who sell Fund shares.

5.       RISK CONSIDERATIONS

FOREIGN INVESTMENTS

GENERAL

         All investments, domestic and foreign, involve certain risks. Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. In general, an Adviser will invest only in securities of companies and governments in countries which it, in its judgment, considers both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and changes in foreign governmental attitudes towards private investment possibly leading to nationalization, increased taxation or confiscation of Fund assets. To the extent the Funds invest substantially in issuers located in one country or area, such investments may be subject to greater risk in the event of political or social instability or adverse economic developments affecting that country or area.

         Moreover, (1) dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Fund's shareholders; (2) commission rates payable on foreign portfolio transactions are generally higher than in the U.S.; (3) accounting, auditing and financial reporting standards differ from those in the U.S., and this may mean that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.;
(4) foreign securities often trade less frequently and with less volume than U.S. securities and consequently may exhibit greater price volatility; and (5) foreign securities trading practices, including those involving securities settlement, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

CURRENCY FLUCTUATIONS AND DEVALUATIONS


         Because International Equity Fund will invest heavily in non-U.S. currency denominated securities, changes in foreign currency exchange rates will affect the value of the its investments. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

         Income from foreign securities will be received and realized in foreign currencies. A decline in the value of currencies in which the Fund's investments are denominated against the dollar will result in a corresponding decline in the dollar value of the Fund's assets. A decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to fund redemptions. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S.

dollars required to meet such expenses.

GEOGRAPHIC CONCENTRATION


         International Equity Fund may invest more than 25% of its total assets in issuers located in any one country. To the extent it invests in issuers located in one country, the Fund is susceptible to factors adversely affecting that country. In particular, these factors may include the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of the Fund's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.


SMALL COMPANY INVESTMENTS

         While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure). Disposition by a Fund of a security, to meet redemption requests by shareholders or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. Accordingly, the net asset value of the Funds can be expected to fluctuate more than other portfolios.


         Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.


6.       MANAGEMENT


         The business and affairs of the Funds are managed under the direction of the Board. The Trustees of the Trust are John Y. Keffer, Costas Azariadis, James C. Cheng and J. Michael Parish. The business and affairs of Index Portfolio, International Portfolio and the various Portfolios in which Small Company Opportunities Fund invests, are managed under the direction of the Core Trust Board. The Trustees of the Trust also serve as the Trustees of Core Trust. Additional information regarding the Trustees and the respective executive officers of the Trust and Core Trust and Schroder Core may be found in the SAI under "Management - Trustees and Officers."


INVESTMENT ADVISERS

INVESTORS EQUITY FUND

         H.M. Payson & Co., located at One Portland Square, Portland, Maine 04101, serves as investment adviser to Investors Equity Fund. Subject to the general control of the Board, Payson is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. For its services, Payson receives an advisory fee at a rate of 0.65% of the Fund's average daily net assets.

         Payson was founded in Portland, Maine in 1854 and was incorporated in Maine in 1987, making it one of the oldest investment firms in the United States operating under its original name. Payson is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. Payson provides investment management services through an investment advisory division and a trust division. As of August 31, 1998, Payson had approximately $1.05 billion in assets under management. Payson's clients include pension plans, endowment funds and institutional and individual accounts.


         Payson has entered into an investment sub-advisory agreement with Peoples Heritage Bank to exercise certain investment discretion over the assets (or a portion of assets) of the Fund. Subject to the general supervision of the Board, Peoples is responsible for, among other things, making investment decisions for the Fund and developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Peoples, located at One Portland Square, Portland, Maine 04101, is a subsidiary of Peoples Heritage Financial Group, a multi-bank holding company. As of June 30, 1998, Peoples Heritage Financial Group had assets of approximately $9.8 billion and Peoples and its affiliates managed assets in their trust departments with a value of approximately $939 million. Payson pays a fee to Peoples for its sub-advisory services. This fee is borne solely by Payson and does not increase the fee paid by shareholders of the Fund. For its services, Peoples receives a sub-advisory fee at an annual rate of 0.25% of the Fund's average daily net assets.


     William N. Weickert, Jr., CFA, Dana R. Mitiguy, CFA and Jonathan W. White, CFA serve as the portfolio managers of Investors Equity Fund. William N. Weickert, Jr. has sixteen years of experience in the investment industry and is a Director, equity and fixed income Research Analyst and Portfolio Manager of Payson, with which he has been associated since 1989. Mr. Weickert received a Bachelor of Arts degree from Hobart College. Dana R. Mitiguy has fourteen years of experience in the investment industry and is the Chief Investment Officer for Peoples Heritage Bank. Prior to joining Peoples in September 1995, Mr. Mitiguy served as a Vice President at Key Trust of Maine. Mr. Mitiguy received a Bachelor of Arts degree from Middlebury College. Jonathan W. White, a member of the Peoples Investment Committee and Chief Investment Officer for the Bank of New Hampshire, another subsidiary of Peoples Heritage Financial Group, has over 25 years of experience in the investment industry. From 1989 through 1994, Mr. White was an investment associate with Connecticut Seed Ventures. Mr. White received a Bachelor of Arts degree from Dartmouth College and a Masters in Business Administration from the University of New Hampshire.

EQUITY INDEX FUND

         Subject to the general supervision of the Core Trust Board, Norwest Investment Management, Inc., located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, provides investment advisory services to Index Portfolio. Norwest manages the investment and reinvestment of the assets of Index Portfolio and continuously reviews, supervises and administers the Portfolio's investments. It is the responsibility of Norwest to make decisions relating to Index Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, Norwest receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. The investment advisory fees paid to Norwest by Index Portfolio are borne indirectly by Equity Index Fund. Norwest is an indirect subsidiary of Norwest Bank, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1998, Norwest Corporation had assets of approximately $93 billion, which made it the 12th the largest bank holding company in the United States, and Norwest and its affiliates managed assets with a value in excess of $29 billion.

     David D. Sylvester and Laurie R. White are primarily responsible for the day-to-day management of Index Portfolio. Mr. Sylvester has been associated with Norwest or its affiliates since 1979 and currently is Managing Director -
Reserve Asset Management. Ms. White has been associated with Norwest or its affiliates since 1991 and is a Director - Reserve Asset Management. Mr. Sylvester and Ms. White began serving as portfolio managers of Index Portfolio on January 1, 1996.

SMALL COMPANY OPPORTUNITIES FUND

         Forum Investment Advisors, LLC serves as investment adviser to Small Company Opportunities Fund. Subject to the general control of the Board, Forum Advisors is responsible for, among other things, making allocation decisions on behalf of the Fund and developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Forum Advisors was organized under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.25% of the Fund's average daily net assets. The Fund also bears an investment advisory fee at a blended rate based on the investment advisory fees of the Portfolios in which the Fund invests. The total fee payable by the Fund through its investments in the Portfolios will vary based on the percentage of its assets invested in each Portfolio.

         Mark Kaplan, CFA, serves as the portfolio manager of the Fund. Mr. Kaplan has over fourteen years of experience in the investment industry and has been a Managing Director at Forum Investment Advisors, LLC, where he is responsible for investment advisory services, since September 1995. Before that, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co., an investment advisory and trust services company. Prior thereto, Mr. Kaplan was a securities analyst in the investment division of UNUM Life Insurance Company. Mr. Kaplan has a Masters in Business Administration from Boston University. Forum Advisors is controlled by John Y. Keffer, President and Chairman of the Trust and is located at Two Portland Square, Portland, Maine 04101. As of June 30, 1998, Forum Advisors provided investment advisory services to registered investment companies with assets of approximately $1.9 billion.

         Norwest serves as investment adviser to Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, the four Core Trust portfolios in which the Fund invests. It is the responsibility of Norwest to make investment decisions and to continuously review, supervise and administer each Portfolio's investment program or to oversee the investment decisions of the Portfolio's investment subadviser, as applicable. For its services as investment adviser, Norwest receives an advisory fee at an annual rate of 0.25%, 0.90%, 0.90% and 0.95% of the net assets of Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, respectively. For a description of Norwest, see "Management -- Investment Advisers -- Equity Index Fund."

         To assist Norwest in carrying out its obligations, Core Trust and Norwest have retained the services of the investment subadvisers described below. Each investment subadviser makes investment decisions for the Portfolio to which it serves as investment subadviser and continuously reviews, supervises and administers the Portfolio's investment program with respect to that portion, if any, of the Portfolio's assets that Norwest believes should be managed by the investment subadviser. Currently, each investment subadviser manages all of the assets of the Portfolio that it subadvises. Norwest (and not the Portfolios) pays each investment subadviser a fee for its investment subadvisory services. This compensation does not increase the amount paid by the Portfolios to Norwest for investment advisory services.

         Crestone Capital Management, Inc., which is located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111, serves as investment subadviser to Small Company Stock Portfolio. Crestone, an indirect investment advisory subsidiary of Norwest Bank, provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. As of June 30, 1998, Crestone managed assets with value of approximately $325 million. Kirk MCown is primarily responsible for the day-to-day management of the Small Company Stock Portfolio. mr. MCown has been associated with Norwest or its affiliates since 1993 and is the founder, President, and Director of Crestone. Mr. McCown has served as the portfolio manager for Small Company Stock Portfolio since it commenced operations in June 1997.

     Peregrine Capital Management, Inc., which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as investment subadviser to Small Company Value Portfolio. Peregrine, an indirect investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit-sharing plans, savings-investment plans and 401(k) plans. As of June 30, 1998, Peregrine managed approximately $5.8 billion in assets. Tasso H. Coin, Jr. and Douglas G. Pugh are responsible for the day-to-day management of Small Company Value Portfolio. Mr. Coin has been associated with Norwest or its affiliates since 1995 and has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995, Mr. Coin was a research officer at Lord Asset
Management. Mr. Pugh has been associated with Norwest or its affiliates since 1997. Mr. Pugh is a Senior Vice President of Peregrine. Prior thereto, he was a senior equity analyst and portfolio manager for Advantus Capital Management and an analyst with Kemper Corporation. Mr. Coin and Mr. Pugh have served as portfolio managers for Small Company Value Portfolio since it commenced operations in June 1997.

         Smith Asset Management Group, L.P., which is located at 500 Crescent Court, Suite 250, Dallas, Texas 75201, serves as investment subadviser to Small Cap Value Portfolio. Smith, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies and high net worth individuals using a disciplined equity style. As of June 30, 1998, Smith managed over $634 million in assets. Mr. Smith has been associated with Norwest or its affiliates since 1997. Mr. Smith has been a Chief Investment Officer and principal of Smith since 1995. Mr. Smith previously served as a senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund. Mr. Smith has served as the portfolio manager of Small Cap Value Portfolio since it commenced operations in October 1997.


     INTERNATIONAL EQUITY FUND newline Schroder Capital Management International Inc. manages the investment and reinvestment of the assets of International Portfolio. s its SCMI continuously reviews, supervises and administers the Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services under the investment advisory agreements between SCMI and Core Trust, SCMI is entitled to receive advisory fees at the annual rates of 0.45% of the average daily net assets of the Portfolio.

    International Equity Fund pays a pro rata portion of the investment advisory fees paid to SCMI by International Portfolio.


         SCMI, located at 787 Seventh Avenue, New York, New York 10019, is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. subsidiary of Schroders plc, a publicly owned company organized under the laws of England. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The investment management subsidiaries of the Schroder Group had, as of June 30, 1998, assets under management of approximately $175 billion.

     Michael Perelstein, a Senior Vice President of SCMI, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of International Portfolio's investment portfolio. Mr. Perelstein has been a Senior Vice President of SCMI since January 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay Shields. Mr. Perelstein has more than twelve years of international and global investment experience. Mr. Perelstein has served as portfolio manager of International Portfolio since January 1997.

THE ADMINISTRATOR

         On behalf of the Funds, the Trust has entered into an administrative services agreement with Forum Administrative Services, LLC. FAdS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities, necessary personnel to ensure the effective operation of the Trust, as well as persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS receives from each Fund a fee at an annual rate of 0.20% of the Fund's average daily net assets.

         FAdS also serves as administrator of each Portfolio of Core Trust. For these services, FAdS is entitled to receive fees at annual rates of 0.15% of International Portfolio's average daily net assets and 0.05% of each other Portfolio's average daily net assets.


         As of June 30, 1998, FAdS and its affiliates provided management, administration and distribution services to registered investment companies with assets of approximately $38 billion. As of the date of this Prospectus each of

FAdS, FFS, FAcS and FSS was controlled by John Y. Keffer, President and Chairman of the Trust and was located at Two Portland Square, Portland, Maine


         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds and the Portfolios, including determination of each Fund's and Portfolio's net asset value, pursuant to separate agreements between FAcS and each of the Trust and Core Trust.


THE DISTRIBUTOR


     Pursuant to a distribution agreement with the Trust, Forum Fund Services, LLC acts as distributor of the Funds' shares. FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS receives, and may reallow to certain financial institutions , the sales charge paid by the purchasers of the Funds' shares. FFS may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.


SHAREHOLDER SERVICING


         Shareholder inquiries and communications concerning a Fund may be directed to FSS, the Funds' transfer agent and dividend disbursing agent. Pursuant to a Transfer Agency Services agreement, FSS maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS receives a fee at an annual rate of 0.25% of each Fund's average daily net assets plus $12,000.

         FSS is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or financial institutions which agree to comply with the terms of the Transfer Agency Services Agreement. FSS may pay those agents for their services, but no such payment will increase FSS's compensation from the Trust. Fund shares may also be available for purchase through these financial institutions as described under "Purchase and Redemptions of Shares - Purchases and Redemptions Through Financial Institutions."


EXPENSES OF THE TRUST


         The Trust is obligated to pay for all its expenses. The Funds' expenses comprise Trust expenses attributable to the Funds and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Funds and the portfolios in proportion to their average net assets. Each Fund's expenses include the Fund's pro rata share of the operating expenses of the Portfolio or Portfolios, if any, in which it invests, which are borne indirectly by the Fund's shareholders. A Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's service contracts, custodian fees, fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Fund's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust, and registration fees and related expenses.


         Each Adviser and each other service provider in its sole discretion, may waive all or any portion of its respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000 AND EURO

         The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular foreign service providers) to the Funds do not properly process and calculate date related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments. The Advisers and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

7.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

         Investments in a Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

         Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas . Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time on each Business Day. Fund shares become entitled to receive dividends on the same Business Day that the order is accepted.

         The Funds reserve the right to reject any subscription for the purchase of their shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

         Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of a Fund's net asset value following receipt by FSS of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive dividends declared on the day on which the redemption becomes effective.

         Normally, redemption proceeds are paid immediately following, but in no event later than seven days following, receipt of a redemption order in proper form by FSS. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the Securities and Exchange Commission.

         Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of a Fund. The

Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

         The Trust employs reasonable procedures to insure that telephone orders are genuine including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

         Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

         The following purchase and redemption procedures and shareholder services apply to investors who invest in a Fund directly. These investors may open an account by completing the application at the back of this Prospectus or by contacting FSS at the address on the first page of this prospectus. For those shareholder services not referenced on the account application, investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

     There is a $2,000 minimum for initial investments in any Fund ($1,000 for individual retirement accounts).

         BY MAIL. Investors may send a check made payable to the Trust along with a completed account application for a Fund to FSS. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFS.

         For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

         BY BANK WIRE. To make an initial investment in any Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

         BankBoston
         Boston, MA
         ABA# 011000390
         Credit To: Forum Shareholder Services, LLC
         Account #: 541-54171
         Re: [Name of Fund]
         Account #:______________
         Account Name: __________

         The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, on the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

         There is a $250 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check or by sending a bank wire as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

         AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

         Shareholders that wish to redeem shares by telephone or by check or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

         BY MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any stock certificate that may have been issued to the shareholder. All certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. All written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guarantee. See "Purchase and Redemption Procedures -- Other Redemption Matters."

         BY TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

         BY BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the Business Day after the redemption request in proper form is received by FSS.

         AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

         OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name and address; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

         Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

         FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost, all distributions on the account will be reinvested in additional shares of a Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

SALES CHARGES

         The public offering price for shares of a Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed for each Fund as follows:


                                                  PUBLIC OFFERING          NET ASSET           DEALERS'
AMOUNT OF PURCHASE                                     PRICE                 VALUE*          REALLOWANCE
--------------------------------------------- ------------------------- ----------------- -------------------
less than $100,000                                     4.00%                 4.17%              3.50%
$100,000 but less than $200,000                        3.50%                 3.63%              3.10%
$200,000 but less than $400,000                        3.00%                 3.09%              2.70%
$400,000 but less than $600,000                        2.50%                 2.56%              2.25%
$600,000 but less than $800,000                        2.00%                 2.04%              1.75%
$800,000 but less than $1,000,000                      1.50%                 1.52%              1.30%
$1,000,000 and up                                      0.50%                 0.50%              0.40%

* Rounded to the nearest one-hundredth percent.

         FFS's commission is the sales charge shown above less any applicable discount reallowed to selected brokers and dealers (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFS will reallow discounts to selected brokers and dealers in the amounts indicated in the table above. From time to time, however, FFS may elect to reallow the entire sales charge to selected brokers or dealers for all sales with respect to which orders are placed with FFS during a particular period. The dealers' reallowance may be changed from time to time.

         In addition, from time to time and at its own expense, FFS may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging;
(2) tickets for entertainment events; and (3) merchandise.

         No sales charge will be assessed on purchases made for investment purposes by: (1) any bank, trust company, savings association or similar institution with whom FFS has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (2) any registered investment adviser with whom FFS has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (3) any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (4) any broker-dealer with whom FFS has entered into a Selected Dealer Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (5) directors and officers of the Trust; directors, officers and full-time employees of the Advisers, FFS, any of their affiliates or any organization with which FFS has entered into a selected dealer or processing agent agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;
(6) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (7) persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares - Exchanges"; and (8) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

         REDUCED SALES CHARGES. For an investor to qualify for a reduced sales charge as described below, the investor must notify FSS at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

         RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of a Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Business Day) of shares of a Fund held by the investor.

For example, if an investor owned shares of a Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.50% rate applicable to a single $450,000 purchase, rather than at the 4.0% rate. To qualify for ROA on a purchase, the investor must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

         LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of a Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

         An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting FSS.

EXCHANGES

         Fund shareholders are entitled to exchange their shares for shares of any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

         The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

         If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

         EXCHANGES BY MAIL. Exchanges may be accomplished by written instructions to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guaranteed is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

         EXCHANGES BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at
(207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

INDIVIDUAL RETIREMENT ACCOUNTS

         A single Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $1,000, and the minimum subsequent investment is $250. There are limits on the amount of tax-deductible contributions individuals may make into the various types of IRAs. Individuals should consult their tax advisers with respect to their specific tax situations as well as with respect to state and local taxes and read any materials supplied by the Funds concerning Fund sponsored IRAs.

EMPLOYEE BENEFIT PLANS

         A Fund may be a suitable investment vehicle for part of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

         Shares may be purchased and redeemed through certain broker-dealer banks, trust companies and their affiliates, and other financial institutions, including affiliates of the FSS. Certain financial institutions (i.e. selected brokers and dealers) may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any institution to promptly forward these requests.

         Investors who purchase shares through a financial institution may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their financial institution, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their financial institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their financial institution. Customers who purchase Fund shares through a financial institution may or may not be the shareholder of record and, subject to their financial institution's and a Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer financial institutions are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other financial institutions may also enter purchase orders with payment to follow.

         Certain shareholder services may not be available to shareholders who have purchased shares through a financial institution. These shareholders should contact their financial institution for further information. The Trust may confirm purchases and redemptions of a financial institution's customers directly to the financial institution, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the financial institution and its customers. The Trust is not responsible for the failure of any financial institution to carry out its obligations to its customer. Certain states permit shares of a Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

8.       DISTRIBUTIONS AND TAX MATTERS

THE FUNDS

DISTRIBUTIONS

         Distributions of each Fund's net investment income are declared and paid annually. Distributions of net realized long-term capital gain are distributed annually by each Fund.

         Shareholders may have all distributions reinvested in additional shares of the Fund in which they invest or received in cash. In addition, shareholders may have distributions of net capital gain reinvested in additional shares of the Fund in which they invest and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a Fund.

         All distributions are reinvested unless another option is selected. All distributions will be reinvested at a Fund's net asset value as of the payment date of the dividend. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

     Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Funds will not be liable for Federal income taxes on the net investment income and net capital gain distributed to their shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should avoid all Federal income and excise taxes.

         Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net losses from capital assets held for no more than one year) will be treated in the hands of the shareholders as long-term capital gain, regardless of how long a shareholder has held shares in a Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.


         Any distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the distribution. To the extent that the income or gain comprising a distribution was accrued by a Fund before the shareholder purchased the shares, the distribution would be in effect a return of capital to the shareholder. All distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the distribution.


         It is expected that a portion of the distributions paid by Investors Equity Fund, Equity Index Fund, and Small Company Opportunities Fund will qualify for the dividends received deduction for corporations.

         The Funds may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

         Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by a Fund will be mailed to shareholders shortly after the close of each year.

         EFFECT OF FOREIGN TAXES. With respect to each Fund that invests in foreign securities, foreign governments may impose taxes on the Fund or Portfolio and its investments, which generally reduce the Fund's income. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income than was actually distributed by the Fund but will also show the amount of the available offsetting credit or deduction.


         If International Equity Fund is eligible to do so, it intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio in which the Fund invests. If a Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund; and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund or Portfolio from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.


         The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

THE PORTFOLIOS

         The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gain and losses of a Portfolio are deemed to have been "passed through" to the Fund in proportion to its holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio. Investment income received by a Fund from sources within foreign countries may be subject to foreign income or other taxes, with respect to which shareholders may be entitled to claim a credit or deduction.

9.       OTHER INFORMATION

PERFORMANCE INFORMATION

         Each Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. A Fund's yield measures the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of a Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. A Fund also may advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of the shares purchased that does take into account payment of a sales load.

         Each Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

         Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FAdS would permit a bank or bank affiliate to perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE


         The Trust determines the net asset value per share of a Fund as of 4:00 p.m., Eastern Time, on each Business Day by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund or Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or the Core Trust Board, as applicable, or pursuant to procedures approved by the Board or the Core Trust Board, as applicable.


THE TRUST AND ITS SHARES


         The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 22 separate series.


         Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.


         From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of January __, 1999, _____________________ may be deemed to have controlled Investors Equity
Fund, _____________________ may be deemed to have controlled Equity Index Fund through investments in the Funds by their customers. As of the same date, ___________________________________________ may be deemed to have controlled
International Equity Fund, and Small Company Opportunities Fund through investments in the Funds by their clients. As of this date, Forum Administrative Services, LLC and/or its affiliates had controlling interests in _____________
_____________________________________.


CORE AND GATEWAY(R) STRUCTURE

THE PORTFOLIOS


         Each of Equity Index Fund and International Equity Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, which has substantially the same investment objective and policies as the Fund. Small Company Opportunities Fund currently seeks to achieve its investment objective by investing in several Portfolios. Accordingly, the Portfolios directly acquire their own securities and the Funds acquire an indirect interest in those securities. Index Portfolio, International Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio are separate series of Core Trust, a business Trust organized under the laws of the State of Delaware in September 1994. Core Trust is registered as an open-end, management, investment company. Core Trust currently has 22 separate portfolios. The assets of each Portfolio, belong only to, and the liabilities of each Portfolio are borne solely by, the Portfolio and no other portfolio of the respective trust.


         The investment objective and fundamental investment policies of the Funds and the Portfolios can be changed only with shareholder approval. See "Investment Objectives and Policies" and "Management" for a complete description of the Portfolios' investment objective, policies, restrictions, management, and expenses.

         The Funds' investment in the Portfolios is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, each of the Portfolios has at least one other open-end management investment company that invests in the Portfolio. The Portfolios may permit other investment companies or institutional investors to invest in them. All investors in a Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

         The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in a Portfolio, they could hold have voting control of the Portfolio.

         The Portfolios will not sell their shares directly to members of the general public. Another investor in a Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as a Fund investing in the Portfolio, and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in a Portfolio. Information regarding the funds that invests in the other Portfolios and any such funds in the future will be available from Core Trust by calling FFS at
(207) 879-1900.


         Under the Federal securities laws, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Core Trust, its respective Trustees and certain of its officers are required to sign the registration statement of the Trust and the registration statements of certain other publicly-offered investors in the Portfolio. In addition, under the Federal securities laws, Core Trust could be liable for a misstatements or omissions of a material fact in any proxy soliciting material of a publicly-offered investor in Core Trust , including the Fund. Under the Trust Instrument for Core Trust, each investor in Index Portfolio or International Portfolio, including the Trust, indemnifies Core Trust and its Trustees and officers ("Core Trust Indemnitees") against certain claims. Indemnified claims are those brought against Core Trust Indemnitees but based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials, except to the extent such claim is based on a misstatement or omission of a material fact relating to information about Core Trustin the investor's registration statement or proxy materials that was supplied to the investor by Core Trust. Similarly, Core Trust indemnifies each investor in their respective Portfolios, including the Funds, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Core Trust that is supplied to the investor by Core Trust. In addition, each registered investment company investor in a Portfolio indemnifies each Core Trust Indemnitee, as applicable, against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Core Trust. The purpose of these cross-indemnity provisions is principally to limit the liability of each of Core Trust to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Core Trust, Core Trust's liability is similarly limited to information about and supplied by Core Trust, respectively.


CERTAIN RISKS OF INVESTING IN THE PORTFOLIOS

         A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Fund's Adviser, or another investment adviser or the investment of Fund's assets in another pooled investment entity. The inability of a Fund to find a suitable replacement investment, in the event that the Fund's Adviser did not manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

         Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio, but not any other portfolio of Core Trust. The risk to an investor in a Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations. Upon liquidation of a Portfolio, investors, including the Fund, would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FORUM FUNDS

EMERGING MARKETS FUND

                                   PROSPECTUS

                                January __, 1999

--------------------------------------------------------------------------------
ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:
Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(207) 879-0001
(800) 94FORUM
--------------------------------------------------------------------------------

This Prospectus offers shares of Emerging Markets Fund (the "Fund"), a series of Forum Funds (the "Trust"), a registered, open-end, management investment company. The Fund seeks to achieve its investment objective by investing all of its investable assets in Schroder EM Core Portfolio, a series of Schroder
Capital Funds ("Schroder Core), another registered, open-end, management investment company with the same investment objective. Accordingly, the Fund's investment experience will correspond directly with the Portfolio's investment experience. See "Other Information - Core and Gateway(R) Structure."


     EMERGING MARKETS FUND seeks to achieve long-term capital appreciation through investment in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.


There can be no assurance that the Fund's objective will be achieved. Shares of the Fund are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 4.0% of the total public offering price (4.17% of the amount invested).

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January __, 1999, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Fund and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this Prospectus, is also available without charge by contacting Forum Shareholder Services, LLC, the Fund's transfer agent, at the address and telephone numbers printed above.


    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

                                                  Page                                                       Page

1.   Prospectus Summary..........................           6.   Management.................................
2.   Financial Highlights........................           7.   Purchases and Redemptions of Shares........
3.   Investment Objectives and Policies..........           8.   Distributions and Tax Matters..............
4.   Additional Investment Policies..............           9.   Other Information..........................
5.   Investment Restrictions                                     Account Application


FUND  SHARES ARE NOT  OBLIGATIONS,  DEPOSITS,  OR  ACCOUNTS  OF, OR  ENDORSED OR
GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM, OR ANY FEDERAL AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY


INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.

     The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Accordingly, the investment experience of the Fund will correspond directly with the investment experience of the Portfolio. See "Other Information - Core and Gateway(R) Structure."

INVESTMENT ADVISER

     Schroder Capital Management International Inc. ("SCMI") serves as the Portfolio's investment adviser. SCMI is a wholly owned U.S. subsidiary of Schroders U.S. Holdings Inc., an indirect wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. For a description of SCMI and its fees, see "Management - Investment Adviser


MANAGEMENT


         The administrator of the Fund is Forum Administrative Services, LLC ("FAdS") and the distributor of its shares is Forum Fund Services, LLC ("FFS"). Forum Shareholder Services, LLC ("FSS") serves as the Fund's transfer agent, dividend disbursing agent and shareholder servicing agent while Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services for the Fund. See "Management." Each of these companies is located at Two Portland Square, Portland, Maine 04101.


PURCHASES AND REDEMPTIONS


         Shares of the Fund are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $2,000, ($1,000 for an Individual Retirement Account) and the minimum subsequent investment is $250. Shares may be redeemed without charge. See "Purchases and Redemptions of Shares."

         Shares of the Fund are not offered for sale in every state. To determine whether the Fund is available for purchase in a particular state, contact FSS at the numbers listed on the first page of this Prospectus.


EXCHANGE PROGRAM

         Shareholders may exchange their shares without charge for the shares of certain funds of the Trust. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS


         Distributions of net investment income are declared and paid annually. Distributions of any net capital gain are made annually. Distributions are reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in writing of the shareholder's election to receive distributions in cash. See "Distributions and Tax Matters."

CERTAIN INVESTMENT CONSIDERATIONS


         There can be no assurance that the Fund will achieve its investment objective; the Fund's net asset value and total return will fluctuate based upon changes in the value of the securities in which it or its corresponding
Portfolio invests. The Fund is not a complete investment program. See "Investment Objectives and Policies" and "Additional Investment Policies."

         The Fund's policy of investing in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers, including risks of foreign political and economic instability, adverse movements in exchange rates, and the imposition or tightening of limitations on the repatriation of capital. The Fund is designed for the investment of that portion of an investor's funds that can appropriately bear the special risks associated with an investment in foreign and/or emerging market securities. See "Investment Objectives and Policies" and "Additional Investment Policies."


EXPENSES OF INVESTING IN THE FUND

         The  purpose  of  the  following  table  is  to  assist   investors  in
understanding the expenses that an investor in shares of the Fund will bear directly or indirectly.

SHAREHOLDER TRANSACTION
 EXPENSES
Maximum sales charge imposed
 on purchases (as a percentage
 of public offering price)...............................4.0%
Exchange Fee.............................................None

ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
Management Fees
 (after fee waivers).....................................0.09%

12b-1 Fees...............................................None
Other Expenses

 (after fee waivers and
 expense reimbursements).................................1.62%

Total Fund Operating Expenses............................1.71%


     Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares - Reduced Sales Charges." The amount of fees and expenses of the Fund is based on annualized expenses for the Fund's fiscal year ending May 31, 1998. The Fund's expenses include its pro rata portion of all expenses of the Portfolio, which are borne indirectly by the Fund's shareholders.


     Absent fee waivers, Management Fees for the Fund would be 1.00%. Management Fees are the investment advisory fees of the Fund and the Portfolio in which it invests. Absent expense reimbursements and fee waivers, Other Expenses and Total Fund Operating Expenses would be 601.87% and 602.87%, respectively for the Fund. For a further description of the various expenses incurred in the operation of the Fund, see "Management." Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE


     Following is a hypothetical example that indicates the dollar amount of expenses that an investor in the Fund would pay assuming: (1) a $1,000 investment in the Fund; (2) a 5% annual return; (3) the reinvestment of all distributions; (4) the payment of the maximum initial sales charge and (5) full redemption at the end of each period:

              1 YEAR     3 YEARS      5 YEARS      10 YEARS
              ------     -------      -------      --------
               $57       $91          $129           $233

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES OR RETURNS MAY BE MORE OR LESS THAN INDICATED. The example is based on the expenses listed in the table, which assumes the continued waiver and/or reimbursement of certain fees and expenses. The 5% annual return is not a prediction of the Fund's projected return; rather it is required by government regulation.

2.       FINANCIAL HIGHLIGHTS


         The following information represents selected data for a single share outstanding of the Fund. The information has been audited in connection with an audit of the Fund's financial statements by Deloitte & Touche LLP, independent auditors. The financial statements and the independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained from the Trust, without charge, by contacting FSS.

                                                                   EMERGING MARKETS
                                                                       FUND (A)
                                                                   ----------------
                                                                    PERIOD ENDED
                                                                    MAY 31, 1998
                                                                   ----------------
Net Asset Value, Beginning of Period                                         $10.00
                                                                   ----------------
Investment Operations:
  Net Investment Income (Loss)                                                 0.04
                                                                   ----------------
  Net Realized and Unrealized Gain (Loss) on Investments
                                                                             (0.76)
                                                                   ----------------
Total from Investment Operations                                             (0.72)
                                                                   ================
Net Asset Value, End of Period                                                $9.28
                                                                   ================
Total Return(b)                                                          (7.20%)(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                                      $7
Ratios to Average Net Assets:
  Expenses Including Reimbursement/Waiver(d)                                  1.69%
  Expenses Excluding Reimbursement/Waiver(d)                                602.84%
  Net Investment Income (Loss) Including
      Reimbursement/Waiver(d)                                                 1.05%
Average Commission Rate(e)                                              $0.0039 (f)
Portfolio Turnover Rate                                                   20.09%(f)

(a) The Fund  commenced  operations  on  December  24,  1997.
(b) Total  return calculations do not include sales charge.
(c)  Not annualized.
(d) Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.
(f) Information presented is that of the Portfolio in which the Fund invests.

3.       INVESTMENT OBJECTIVES AND POLICIES



     The investment objective of the Fund is to seek long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. The Fund is "non-diversified."

     The Fund seeks to achieve its investment  objective by investing all of its
assets  in  the  Portfolio,   which  has  the  same  investment   objective  and
substantially similar policies as the Fund.

         An "emerging market" country is any country not included at the time of investment in the Morgan Stanley Capital International World Index (the "Index") of major world economies. Those economies currently include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States of America. SCMI may at times determine, based on its own analysis, that an economy included in the Index should nonetheless be considered an emerging market country; any such country would then constitute an emerging market country for purposes of investment by the Fund.

         The Fund normally invests at least 65% of its assets in equity securities of issuers determined by SCMI to be emerging market issuers. Equity securities include common stocks, preferred stocks, securities convertible into common or preferred stocks, and rights or warrants to purchase any of the foregoing. They may also include American Depositary Receipts, European
Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. The Fund may also invest in securities of closed-end investment companies that invest in turn primarily in foreign securities, including emerging market issuers.

         The remainder of the Fund's assets may be invested in securities of issuers located anywhere in the world. The Fund may invest up to 35% of its assets in debt securities, including lower-quality, high-yielding debt securities, which entail certain risks. See "Other Investment Practices and Risk Considerations -- Debt Securities."

         An issuer of a security will be considered to be an emerging market issuer if SCMI determines that: (1) it is organized under the laws of an emerging market country; (2) its primary securities trading market is in an emerging market country; (3) at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries; or (4) at least 50% of its assets are situated in emerging market countries. The Fund may consider investment companies to be located in the country or countries in which SCMI determines they focus their investments.

         There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. When the Fund has invested a substantial portion of its assets in the securities of companies domiciled in a single country, it will be more susceptible to the risks of investing in that country than would a fund investing in a geographically more diversified portfolio.

4.       ADDITIONAL INVESTMENT POLICIES

         The investment objective and all investment policies of the Fund and the Portfolio that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund or the interests of the Portfolio, as applicable. A majority of outstanding voting securities means the lesser of: (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (2) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Fund are not fundamental and may be changed by the Trust's Board of Trustees
(the "Board") without approval by shareholders of the Fund. Likewise, nonfundamental investment policies of the Portfolio may be changed by Schroder Core's Board of Trustees (the "Schroder Core Board") without shareholder approval. For more information concerning shareholder voting, see "Other Information - "The Trust and Its Shares" and "Core and Gateway(R) Structure."

         Unless otherwise indicated below, the discussion below of the investment policies of the Fund also refers to the investment policies of the Portfolio. Each of these policies involves special risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

FOREIGN SECURITIES

         Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

         In addition, legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity is unable or unwilling to meet its obligations on the securities in accordance with their terms, the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. Except as otherwise provided in this Prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

         If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         In determining whether to invest in debt securities of foreign issuers, SCMI considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders. In certain circumstances, the Fund may be able to pass through to shareholders credits for foreign taxes paid. See "Capital Stock and Other Securities".

         The Fund primarily invests in securities of issuers in emerging market countries. The securities' prices and relative currency values of emerging market investments are subject to greater volatility than those of issuers in many more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect these countries' economies and securities markets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. The Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Although the strategy of engaging in foreign currency exchange transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Fund will not necessarily engage in foreign currency exchange transactions at any time or under all market conditions, and appropriate currency exchange transactions may not be available in all markets or with respect to all investments made by the Fund.

         In particular, the Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") in anticipation of placing a trade ("anticipation hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").

         SCMI may seek to enhance the Fund's investment return through active currency management. SCMI may buy or sell currencies of the Fund, on a spot or forward basis, in an attempt to profit from inefficiencies in the pricing of various currencies or of debt securities denominated in those currencies. When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

         The Fund may also enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

         Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for exchange transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values, the direction of stock prices or interest rates, and other economic factors.

         From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). From time to time, the Fund may also engage in "proxy" hedging; whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which SCMI believes correlates to the value of the first currency. Cross hedging and proxy hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

DEBT SECURITIES

         The Fund may invest in debt securities. The Fund may invest in debt securities either to earn investment income or to benefit from changes in the market values of such securities. Debt securities are subject to market risk (the risk of fluctuation of market value in response to changes in interest rates) and to credit risk (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest).

         The Fund also may invest in lower-quality, high-yielding debt securities rated below investment grade. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which the Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the SAI. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this Prospectus.

         In addition, lower-rated securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived ability of an issuer to make payments of interest and principal may also affect the value of these investments.

         The Fund may at times invest in so-called "zero coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds. From time to time, the Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring. Brady Bonds have been issued only recently and, therefore, do not have a long payment history.

         The Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although SCMI will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

OPTIONS AND FUTURES TRANSACTIONS

         The Fund may engage in a variety of transactions involving the use of options and futures contracts for purposes of increasing its investment return or hedging against market changes. The Fund may engage in such transactions for hedging purposes or, to the extent permitted by applicable law, to increase investment return.

         The Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund may also buy and sell put and call options on such securities for hedging purposes. When the Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increase in the price of the security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

         The Fund may buy and sell futures contracts. An "index future" is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future transaction, the Fund may realize a gain or loss. The Fund may also purchase warrants, issued by banks or other financial institutions, whose values are based on the values from time to time of one or more securities indices.

         The Fund may buy and sell futures contracts on U.S. government obligations or other debt securities. A futures contract on a debt security is a contract to by and sell a certain amount of the debt security at an agreed price on a specified future date. Depending on the change in the value of the security when the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss.

         The Fund may purchase or sell options on futures contracts or on securities indices in addition to or as an alternative to purchasing and selling futures contracts.

         The Fund may purchase and sell put and call options on foreign currencies, futures contracts on foreign currencies, and options on foreign currency futures contracts as an alternative, or in addition to, the foreign currency exchange transactions described above. Such transactions are similar to options and futures contracts on securities, except that they typically contemplate that one party to a transaction will deliver one foreign currency to the other in return for another currency (which may or may not be the U.S. dollar).

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

         Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

         The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for that option or futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of SCMI, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or currency, or in the prices of the securities or currency that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.

         Because the markets for certain options and futures contracts in which the Fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its distributions. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

         For more information about any of the options or futures portfolio transactions described above, see the SAI.

SHORT SALES AGAINST THE BOX

         The Fund may make short sales "against-the-box", which are transactions in which the Fund sells a security that it owns in anticipation of a decline in the market value of that security. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It is anticipated that the Fund will make short sales against-the-box to protect the value of its net assets. Further information regarding limits of short sales is contained in the SAI.

NON-DIVERSIFICATION AND GEOGRAPHIC CONCENTRATION

         The Fund is a "non-diversified" series of an investment company, and may invest its assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, however, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer ( except U.S. Government obligations). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

         The Fund may  invest  more  than 25% of its  total  assets  in  issuers located in any one country. To the extent that it does so, the Fund is susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange rate fluctuations as discussed above. As a result of investing substantially in one country, the value of the Fund's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD
COMMITMENTS

         The Fund may lend portfolio securities to brokers, dealers and financial institutions meeting specified credit conditions and may enter into repurchase agreements without limit. The percentage limitation on the amount of the Fund's total assets that may be loaned in accordance with the approved procedures is 33 1/3%. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering its assets or realizing on the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

         The Fund is permitted to invest in other investment companies or pooled vehicles, including closed-end funds that are advised by SCMI or its affiliates or by unaffiliated parties. Pursuant to the 1940 Act, the Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the 1940 Act or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay a premium above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

LIQUIDITY

         The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

ALTERNATIVE INVESTMENTS

         At times, SCMI may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, SCMI may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest without limit in U.S. government obligations and other high-quality debt instruments and any other investment SCMI considers to be consistent with such defensive strategies, and may hold any portion of its assets in cash.

PORTFOLIO TURNOVER

         The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such securities sales may result in realization of taxable capital gains.

5.       INVESTMENT RESTRICTIONS

     The following fundamental investment restrictions on the Fund are designed to reduce its exposure in specific situations.

         1. The Fund may not concentrate investments in any particular industry; therefore, the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the Fund's total assets would consist of securities of companies in that industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises.

         2. Although the Fund may borrow money, it will limit borrowings to amounts not in excess of one third of the value of its total assets. Borrowing for other than temporary or emergency purposes or meeting redemption requests is not expected to exceed 5% of the value of the Fund's assets. Certain transactions, such as reverse repurchase agreements, that are similar to borrowings are not treated as borrowings to the extent that they are fully collateralized.

        3. The Fund will not make investments for the purpose of exercising control or management. Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

         The percentage restrictions described above and in the Statement of Additional Information apply only at the time of investment and require no action by the Fund as a result of subsequent changes in value of the investments or the size of the Fund.


6.       MANAGEMENT

     The business and affairs of the Fund are managed under the direction of the Board. The Trustees of the Trust are John Y. Keffer, Costas Azariadis, James C. Cheng and J. Michael Parish. The business and affairs of Schroder EM Core Portfolio are managed under the direction of the Schroder Core Board. The Trustees of Schroder Core are Peter E. Guernsey, John I. Howell, Clarence F. Michalis, Hermann C. Schwab, Mark J. Smith, David N. Dinkins, Peter S. Knight, and Sharon L. Haugh. Additional information regarding the Trustees and the respective executive officers of the Trust, Core Trust and Schroder Core may be found in the SAI under "Management - Trustees and Officers."

INVESTMENT ADVISER


         Schroder Capital Management International Inc. manages the investment and reinvestment of the assets of the Portfolio. SCMI continuously reviews, supervises and administers the Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services under the investment advisory agreements between SCMI and Schroder Core, SCMI is entitled to receive advisory fees at the annual rate of 1.00% of the Portfolio's average daily net assets. The Fund's expenses include its pro rata portion of the Portfolio's advisory fees.


         SCMI, located at 787 Seventh Avenue, New York, New York 10019, is a wholly owned U.S. subsidiary of Schroders U.S. Holdings Inc., an indirect wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries worldwide. The investment management subsidiaries of the Schroder Group had, as of June 30, 1998, assets under management of approximately $175 billion.

         The Portfolio's current investment manager is John A. Troiano, a Vice President of Schroder Core, who has managed the Portfolio's assets since its inception. He is assisted by the management team of Heather Crighton and Mark Bridgeman, who are responsible for the day-to-day management of the investment portfolio. Mr. Troiano, Chief Executive Officer of SCMI since April 1, 1997, has been a Managing Director of SCMI since October 1995 and has been employed by Schroder Group companies in the investment research and portfolio management areas since 1981. Ms. Crighton is a Vice President of SCMI and has been employed by SCMI in the investment research and portfolio management areas since 1992. Mr. Bridgeman, also a Vice President of SCMI, has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1990.

THE ADMINISTRATOR

         On behalf of the Fund, the Trust has entered into an administration agreement with Forum Administrative Services, LLC. FAdS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities, necessary personnel to ensure the effective operation of the Trust, as well as persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS receives from the Fund a fee at an annual rate of 0.20% of the Fund's average daily net assets.

         As of June 30, 1998, FAdS and its affiliates provided management administration and distribution services to registered investment companies with assets of approximately $38 billion. As of the date of this Prospectus each of FAdS, FFS, FAcS and FSS was controlled by John Y. Keffer, president and Chairman of the Trust and was located at Two Portland Square, Portland, Maine

         Schroder Fund Advisors Inc. ("Schroder Advisers"), 787 Seventh Avenue, New York, New York 10019 serves as administrator for the Portfolio. Schroder Advisors is a wholly owned subsidiary of SCMI. For these services, Schroder Advisors receives an administrative services fee at an annual rate of 0.10% of the Portfolio's average daily net assets. In addition, Schroder Core has entered into a subadministration agreement with FAdS. Under the agreement, FAdS is entitled to a fee for its services with respect to the Portfolio at an annual rate of 0.075% of the Portfolio's average daily net assets.

         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Fund and the Portfolio, including determination of the Fund's and Portfolio's net asset value, pursuant to separate agreements between FAcS and each of the Trust and Schroder Core.

THE DISTRIBUTOR

     Pursuant to a distribution agreement with the Trust, Forum Fund Services, Inc. acts as distributor of the Fund's shares. FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. FFS may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICING

     Shareholder inquiries and communications concerning the Fund may be directed to FSS, the Fund's transfer agent and dividend disbursing agent. Pursuant to a transfer agency and services agreement, FSS maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS receives a fee at an annual rate of 0.25% of the Fund's average daily net assets plus $12,000.

         FSS is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or financial institutions which agree to comply with the terms of the Transfer Agency and Services Agreement. FSS may pay those agents for their services, but no such payment will increase FSS's compensation from the Trust. Fund shares may also be available for purchase through these financial institutions as described under "Purchase and Redemptions of Shares - Purchases and Redemptions Through Financial Institutions."

EXPENSES OF THE TRUST

         The Trust is obligated to pay for all its expenses. The Fund's expenses comprise Trust expenses attributable to the Fund and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Fund and the other portfolios in proportion to their average net assets. The Fund's expenses include the Fund's pro rata share of the operating expenses of the Portfolio, if any, in which it invests, which are borne indirectly by the Fund's shareholders. The Fund's expenses also include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's service contracts, custodian fees, fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Fund's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust, and registration fees and related expenses.

         SCMI and each other service provider in its sole discretion, may waive all or any portion of its respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000 AND EURO

         The Fund could be adversely affected if the computer systems used by SCMI and other service providers (and in particular foreign service providers) to the Fund do not properly process and calculate date related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Fund's investments. SCMI and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

7.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

         Investments in the Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

         Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form plus any applicable sales charge on all weekdays except days when the New York Stock Exchange (the "Exchange") is closed ("Business Day"). Normally, the Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas . Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. The Fund's net asset value is calculated at the close of the Exchange (normally, 4:00 p.m., Eastern Time) on each Business Day. Fund shares become entitled to receive dividends on the same Business Day that the order is accepted.

         The Fund reserve the right to reject any subscription for the purchase of its shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

         Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by FSS of the redemption order in proper form (and any supporting documentation, which FSS may require). Shares redeemed are not entitled to receive dividends declared on the day on which the redemption becomes effective.

         Normally, redemption proceeds are paid immediately following, but in no event later than seven days following, receipt of a redemption order in proper form by FSS. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the Securities and Exchange Commission.

         Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

         The Trust employs reasonable procedures to insure that telephone orders are genuine including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

         Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

         The following purchase and redemption procedures and shareholder services apply to investors who invest in the Fund directly. These investors may open an account by completing the application at the back of this Prospectus or by contacting FSS at the address on the first page of this prospectus. For those shareholder services not referenced on the account application, investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

         There is a $2,000 minimum for initial investments in the Fund ($1,000 for individual retirement accounts).

         BY MAIL. Investors may send a check made payable to the Trust along with a completed account application for the Fund to FSS. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFS.

         For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of the Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of the Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

         BY BANK WIRE. To make an initial investment in the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

         BankBoston
         Boston, MA
         ABA# 011000390
         Credit To: Forum Shareholder Services, LLC
         Account #: 541-54171
         Re: [Name of Fund]
         Account #:______________
         Account Name: __________

         The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, on the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

         There is a $250 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check or by sending a bank wire as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

         AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

         Shareholders that wish to redeem shares by telephone or by check or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

         BY MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any stock certificate that may have been issued to the shareholder. All certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. All written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guarantee. See "Purchase and Redemption Procedures --Other Redemption Matters."

         BY TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

         BY BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the Business Day after the redemption request in proper form is received by FSS.

         AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly.

Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

         OTHER REDEMPTION MATTERS. To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name and address; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

         Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

         FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

SALES CHARGES

         The public offering price for shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed for the Fund as follows:

                                                  PUBLIC OFFERING          NET ASSET           DEALERS'
AMOUNT OF PURCHASE                                     PRICE                 VALUE*          REALLOWANCE
--------------------------------------------- ------------------------- ----------------- -------------------
less than $100,000                                     4.00%                 4.17%              3.50%
$100,000 but less than $200,000                        3.50%                 3.63%              3.10%
$200,000 but less than $400,000                        3.00%                 3.09%              2.70%
$400,000 but less than $600,000                        2.50%                 2.56%              2.25%
$600,000 but less than $800,000                        2.00%                 2.04%              1.75%
$800,000 but less than $1,000,000                      1.50%                 1.52%              1.30%
$1,000,000 and up                                      0.50%                 0.50%              0.40%

* Rounded to the nearest one-hundredth percent.

         FFS's commission is the sales charge shown above less any applicable discount reallowed to selected brokers and dealers (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFS will reallow discounts to selected brokers and dealers in the amounts indicated in the table above. From time to time, however, FFS may elect to reallow the entire sales charge to selected brokers or dealers for all sales with respect to which orders are placed with FFS during a particular period. The dealers' reallowance may be changed from time to time.

         In addition, from time to time and at its own expense, FFS may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events.

Compensation may include:  (1) the provision of travel arrangements and lodging;
(2) tickets for entertainment events; and (3) merchandise.

         No sales charge will be assessed on purchases made for investment purposes by: (1) any bank, trust company, savings association or similar institution with whom FFS has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (2) any registered investment adviser with whom FFS has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (3) any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (4) any broker-dealer with whom FFS has entered into a Selected Dealer Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (5) directors and officers of the Trust; directors, officers and full-time employees of SCMI, FFS, any of their affiliates or any organization with which FFS has entered into a selected dealer or processing agent agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;
(6) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (7) persons who exchange into the Fund from a mutual fund other than a Fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares - Exchanges"; and (8) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

         REDUCED SALES CHARGES. For an investor to qualify for a reduced sales charge as described below, the investor must notify FSS at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

         RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of the Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Business Day) of shares of the Fund held by the investor. For example, if an investor owned shares of the Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.50% rate applicable to a single $450,000 purchase, rather than at the 4.0% rate. To qualify for ROA on a purchase, the investor must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

         LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of the Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

         An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting FSS.

EXCHANGES

         Fund shareholders are entitled to exchange their shares for shares of any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in the Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

         The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

         If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of the Fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

         EXCHANGES BY MAIL. Exchanges may be accomplished by written instructions to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guaranteed is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

         EXCHANGES BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at
(207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

INDIVIDUAL RETIREMENT ACCOUNTS

         The Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $1,000, and the minimum subsequent investment is $250. There are limits on the amount of tax-deductible contributions individuals may make into the various types of IRAs. Individuals should consult their tax advisers with respect to their specific tax situations as well as with respect to state and local taxes and read any materials supplied by the Fund concerning Fund sponsored IRAs.

EMPLOYEE BENEFIT PLANS

         The Fund may be a suitable investment vehicle for part of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

         Shares may be purchased and redeemed through certain broker-dealer banks, trust companies and their affiliates, and other financial institutions, including affiliates of FSS. Certain financial institutions (i.e. selected brokers and dealers) may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any institution to promptly forward these requests.

         Investors who purchase shares through a financial institution may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their financial institution, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their financial institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their financial institution. Customers who purchase Fund shares through a financial institution may or may not be the shareholder of record and, subject to their financial institution's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer financial institutions are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by the Fund. Certain other financial institutions may also enter purchase orders with payment to follow.

         Certain shareholder services may not be available to shareholders that have purchased shares through a financial institution. These shareholders should contact their financial institution for further information. The Trust may confirm purchases and redemptions of a financial institution's customers directly to the financial institution, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the financial institution and its customers. The Trust is not responsible for the failure of any financial institution to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

8.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

         Distributions of the Fund's net investment income are declared and paid annually. Distributions of net realized long-term capital gain are distributed at least annually by the Fund.

         Shareholders may have all distributions reinvested in additional shares of the Fund in which they invest or received in cash. In addition, shareholders may have distributions of net capital gain reinvested in additional shares of the Fund in which they invest and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

         All distributions are reinvested unless another option is selected. All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

         The Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Fund will not be liable for Federal income taxes on the net investment income and net capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should avoid all Federal income and excise taxes.

         Distributions paid by the Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net losses from capital assets held for no more than one year) will be treated in the hands of the shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

         Any distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the distribution. To the extent that the income or gain comprising a distribution was accrued by the Fund before the shareholder purchased the shares, the distribution would be in effect a return of capital to the shareholder. All distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the distribution.

         The Fund may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

         Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year.

         EFFECT OF FOREIGN TAXES. With respect to the Fund's investment in foreign securities, foreign governments may impose taxes on the Fund and its investments, which generally reduce the Fund's income. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income than was actually distributed by the Fund but will also show the amount of the available offsetting credit or deduction.

         If the Fund is eligible to do so, it intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund; and (2) the amount that the Fund advises is its pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund or Portfolio from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Fund and its shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

THE PORTFOLIO

         The Portfolio is not required to pay Federal income taxes on its net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gain and losses of the Portfolio are deemed to have been "passed through" to the Fund in proportion to its holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio. Investment income received by the Fund from sources within foreign countries may be subject to foreign income or other taxes, with respect to which shareholders may be entitled to claim a credit or deduction.

9.       OTHER INFORMATION

PERFORMANCE INFORMATION

         The Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. The Fund's yield measures the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. The Fund also may advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of the shares purchased that does take into account payment of a sales load.

         The Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Fund may be compared to recognized indices of market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

         Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FAdS would permit a bank or bank affiliate to perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

         The Trust determines the net asset value per share of the Fund as of the close of the Exchange (normally, 4:00 p.m., Eastern Time) on each Business Day by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by the Fund or Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or the Schroder Core Board, as applicable, or pursuant to procedures approved by the Board or the Schroder Core Board, as applicable.

THE TRUST AND ITS SHARES

         The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 22 separate series.

         Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

         From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of January__, 1998, ________________ may be deemed to have controlled the Fund through investments in the Fund by their clients. As of the same date, Forum Administrative Services, LLC and/or its affiliates had controlling interests in the Fund.

CORE AND GATEWAY(R) STRUCTURE

THE PORTFOLIO

         The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. Accordingly, the

Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder
Core, a business trust organized under the laws of the State of Delaware in September 1995. Schroder Core is registered as an open-end, management, investment company. Schroder Core currently has eight separate portfolios. The assets of each Portfolio, belong only to, and the liabilities of each Portfolio are borne solely by, the Portfolio and no other portfolio of Schroder Core.

         The investment objective and fundamental investment policies of the Fund and the Portfolio can be changed only with shareholder approval.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the Portfolio had at least one other open-end management investment company that invests in the Portfolio. The Portfolio may permit other investment companies or institutional investors to invest in them. All investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the Act and other applicable law, the Fund will solicit proxies from shareholders of the Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

         The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund investing in the Portfolio, and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in the Portfolio. Information regarding the funds that invest in the Portfolio and any such funds in the future will be available from Schroder Core by calling FFS at (800) 290-9826.

         Under the Federal securities laws, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core, its Trustees and certain of its officers are required to sign the registration statement of the Trust and the registration statements of certain other publicly-offered investors in the Portfolio. In addition, under the Federal securities laws, Schroder Core could be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Schroder Core, including the Fund. Under the Trust Instrument for Schroder Core, each investor in the Portfolio, including the Trust, indemnifies Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims. Indemnified claims are those brought against Schroder Core Indemnitees but based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials, except to the extent such claim is based on a misstatement or omission of a material fact relating to information about Schroder Core in the investor's registration statement or proxy materials that was supplied to the investor by Schroder Core. Similarly, Schroder Core indemnifies each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core that is supplied to the investor by Schroder Core. In addition, each registered investment company investor in the Portfolio indemnifies the Schroder Core Indemnitee, as applicable, against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core, Schroder Core's liability is similarly limited to information about and supplied by Schroder Core.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIO

         The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. The inability of the Fund to find a suitable replacement investment could have a significant impact on shareholders of the Fund.

         Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio, but not for any other portfolio of Schroder Core. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations. Upon liquidation of the Portfolio, investors, including the Fund, would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A
                      RATINGS OF CORPORATE DEBT INSTRUMENTS

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")
Fixed-Income Security Ratings

"Aaa" Fixed-income securities, which are rated "Aaa", are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
"Aa" Fixed-income securities, which are rated "Aa", are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
"A" Fixed-income securities which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
"Baa" Fixed-income securities, which are rated "Baa", are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well. Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.
"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.
"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
"Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its municipal fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING GROUP ("STANDARD & POOR'S")
Fixed-Income Security Ratings

A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.
"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories. Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.
"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity or willingness to pay interest and repay principal.
"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
"CC" The rating "CC" is typically applied to fixed-income securities subordinated to senior debt, which is assigned an actual or implied "CCC" rating.
"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt, which is assigned an actual or implied "CCC-" rating.
"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.
"D" The rating "D" is reserved for fixed-income securities when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.
"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

COMMERCIAL PAPER RATINGS

Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1"            Indicates that the degree of safety regarding timely payment is very strong.
"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".
"A-3"            Indicates  a   satisfactory   capacity   for  timely   payment.
                 Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.




                                       A-3

                               EQUITY INDEX FUND
                              INVESTORS EQUITY FUND
                        SMALL COMPANY OPPORTUNITIES FUND
                            INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

Account Information and
Shareholder Servicing:                        Distributor:
         Forum Shareholder Services, LLC          Forum Financial Services, Inc.
         P.O. Box 446                             Two Portland Square
         Portland, Maine 04112                    Portland, Maine  04101
         207-879-0001                             207-879-1900


                       STATEMENT OF ADDITIONAL INFORMATION

                                 JANUARY__, 1999

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information supplements the Prospectus dated January __, 1999, as amended from time to time, offering shares of Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund, and International Equity Fund (each, a "Fund" and collectively, the "Funds") and should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.


Each Fund, except for Investors Equity Fund, currently seeks to achieve its investment objective by holding the securities of one or more separate portfolios of registered open-end management investment company.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                            TABLE OF CONTENTS
                                                                                              Page

                  1.       General..........................................................    2
                  2.       Investment Policies..............................................    4
                  3.       Additional Investment Policies...................................   18
                  4.       Performance Data.................................................   25
                  5.       Management.......................................................   27
                  6.       Determination of Net Asset Value.................................   42
                  7.       Portfolio Transactions...........................................   43
                  8.       Additional Purchase and
                              Redemption Information........................................   44
                  9.       Tax Matters......................................................   46
                 10.       Other Information................................................   48

                           Appendix A - Control Persons and Principal Holders of Securities   A-1
                           Appendix B - Description of Securities Ratings.................    B-1
                           Appendix C - Additional Advertising Materials..................    C-1


1.  GENERAL


THE TRUST. The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board of Trustees (the "Board"), without shareholder approval, has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently has authorized shares of twenty-two series, including series that have not commenced operation as of the date of this SAI. The series of the Trust are as follows:

Investors High Grade Bond Fund            Austin Global Equity Fund
Investors Bond Fund                       Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                        Quadra Growth Fund
Maine Municipal Bond Fund                 Equity Index Fund
New Hampshire Bond Fund                   Investors Equity Fund
Daily Assets Government Fund              Investors Growth Fund
Daily Assets Government Obligations Fund  Small Company Opportunities Fund
Daily Assets Cash Fund                    International Equity Fund
Daily Assets Treasury Obligations Fund    Emerging Markets Fund
Daily Assets Municipal Fund               Polaris Global Value Fund
Payson Value Fund
Payson Balanced Fund


Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.


As of January 1, 1999, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, Appendix A identifies all shareholders that own of record 5% or more of the outstanding shares of any of the Registrant's series.


DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Board" means the Board of Trustees of Forum Funds.

"CFTC" means the Commodity Futures Trading Commission.

"Core Trust" means Core Trust (Delaware), a Delaware business trust.

"Core Trust Board" means the Board of Trustees of Core Trust (Delaware).

"Core Trust Portfolio" means Index Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, each, a series of Core Trust.

"FAdS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.


"FFS" means Forum Fund Services, LLC.


"FSS" means Forum Shareholder Services, LLC.

"FFSI" means Forum Financial Services, Inc.

"Forum Advisors" means Forum Investment Advisors, LLC.


"Fund"  means  Equity  Index  Fund,   Investors   Equity  Fund,   Small  Company
Opportunities Fund, and International Equity Fund.


"Fund Business Day" has the meaning ascribed thereto in the Funds' current Prospectus.

"NRSRO" means a nationally recognized statistical rating organization.

"Norwest" means Norwest Investment Management, Inc.

"Norwest Bank" means Norwest Bank Minnesota, N.A.

"Peoples" means Peoples Heritage Bank

"Portfolio" means Index Portfolio, , International Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio or Small Cap Value Portfolio.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" means a security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to the authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

"1940 Act" means the Investment Company Act of 1940, as amended.

2. INVESTMENT POLICIES

INTRODUCTION


The following information supplements the discussion found under "Investment Objective and Policies" and "Additional Investment Policies" in the Prospectus. Investors Equity Fund seeks to achieve its investment objective by investing directly in portfolio securities. Each of Equity Index Fund and International Equity Fund currently seeks to achieve its investment objective by investing all of its investment assets in a Portfolio that has substantially the same investment objective and policies. Because each Fund has substantially the same investment policies as the Portfolio in which it invests and currently invests all of its assets in that Portfolio, investment policies for these Funds and the Portfolios in which they invest are generally discussed in reference to the Fund. Small Company Opportunities Fund currently seeks to achieve its investment objective by investing its assets in two or more Portfolios. Accordingly, that Fund may invest in certain of the instruments described below through the Portfolios in which it invests.


CONVERTIBLE SECURITIES


Each Fund may invest in convertible preferred stocks and convertible debt securities. A convertible security is fixed income security, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures, is redeemed, or converted, or is exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers, but lower than the yield of nonconvertible debt. By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying common stock upon the exercise of the conversion right, while earning higher current income than could be available if the stock was purchased directly. In general, the value of a convertible security is the higher of its "investment value" (its value as a fixed income security), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, influenced by the value of the underlying common stock. All Funds invest in convertible securities that are investment grade.

Because convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. Convertible securities, however, are subject to less fluctuations in value than underlying stock since they have fixed income characteristics. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

EQUITY-LINKED SECURITIES

All Funds (except Investors Equity Fund) may invest in equity-linked securities. Equity-linked securities are securities whose interest and/or principal payment obligations are linked to a specified index of equity securities, or determined pursuant to specific formulas. A Fund may invest in these instruments when the securities provide a higher amount of dividend income than is available from a company's common stock. The amount received by an investor at maturity of these securities is not fixed but is based on the price of the underlying common stock, which may rise or fall. Adverse changes in the securities markets may reduce interest payments made under, and/or the principal of, equity-linked securities held by a Fund. In addition, it is not possible to predict how equity-related securities will trade in the secondary market or whether the market for the securities will be liquid. The following are three examples of equity-linked securities.

Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatory convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer either at any time or when the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Funds that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Funds that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

DEBT SECURITIES

Certain Funds, as indicated below, may invest in fixed income securities include corporate debt obligations, U.S. Government Securities, corporate debt obligations, zero coupon securities, financial institution obligations and participation interests.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (i.e., mortgage-related securities and certificates of the Government National Mortgage Association and securities of Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (i.e., Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (i.e., Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (i.e., Federal Home Loan Mortgage Corporation Securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assess a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it is not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt. The corporate debt obligations in which a Fund may invest include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

ZERO-COUPON SECURITIES. Each Fund may invest in zero-coupon bonds. Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of a Fund (and thus an investor's) as the income accrues, even though payment has not been received. Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream. Zero-coupon securities may be custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government Securities. The underwriters of these certificates or receipts generally purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government Security. These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government Security. The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

BANK OBLIGATIONS. A Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks, foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries, which the Advisers believe, do not present undue risk.

The Funds (except Emerging Markets Fund) may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks. Emerging Markets Fund may invest in certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

Investments in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by a Fund.

PARTICIPATION INTERESTS. A Fund may purchase participation interests in loans or securities in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or security determined by the Fund's investment. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest. A Fund (except Investors Equity Fund) will not invest more than 10% of its total assets in participation interests in which the Fund does not have demand rights.

SHORT-TERM DEBT SECURITIES. Each Fund may invest in commercial paper, that is, short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by a Fund for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Corporation ("S&P"), or securities that, if not rated, are issued by companies having an outstanding debt issue currently rated "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's, and the rating "A-1" is the highest commercial paper ratings assigned by S&P.

ILLIQUID AND RESTRICTED SECURITIES

No Fund may invest may invest more than 15% of its net assets in illiquid investments. "Illiquid and Restricted Securities" under "Investment Policies" in the Prospectus sets forth the circumstances in which a Fund may invest in "restricted securities". In connection with the Funds' original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by a Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

OPTIONS AND FUTURES CONTRACTS

A Fund may (1) purchase or sell (write) put and call options on securities to enhance the Fund's performance and (2) seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of futures contracts and options on those futures contracts. A Fund may only write options that are covered. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. These instruments are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges on which futures and options are traded or the CFTC. No assurance can be given that any hedging or option income strategy will achieve its intended result. A Fund (except Emerging Markets Fund) may enter into futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5% of the Fund's total assets.

COVER FOR OPTIONS AND FUTURES CONTRACTS. A Fund will hold securities, currencies, or other options or futures positions whose values are expected to offset ("cover") its obligations under the transactions. A Fund will enter into a hedging strategy that exposes it to an obligation to another party only if the Fund owns either (1) an offsetting ("covered") position in the underlying security, currency or options or futures contract, or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. Each Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid debt securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging or option income strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

LIMITATIONS ON OPTIONS AND FUTURES. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund (except Emerging Markets Fund) may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. Equity Index Fund and International Equity Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, and with respect to Equity Index Fund and International Equity Fund, the current market value of all open futures positions held by the Funds will not exceed 50% of its total assets.

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying assets, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. Each Fund may invest in options on stock indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that exercises of stock index options are effected with cash payments and do not involve delivery of securities (i.e., stock index options are settled exclusively in cash). Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FOREIGN CURRENCIES. International Equity Fund may invest in options on foreign currencies. Options on foreign currencies are similar to options on securities and are trades primarily in the over-the counter market, although options on foreign currencies have recently been listed on several exchanges. The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FUTURES CONTRACTS. Each Fund may invest in options on futures contracts. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed-upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.


A Fund will purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If the investment adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities fall, a Fund may sell an interest rate futures contract. If declining interest rates are anticipated, a Fund may purchase an interest rate futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

A Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If it anticipates that the prices of securities it holds may fall, a Fund may sell an index futures contract. Conversely, if a Fund wishes to hedge against anticipated price rises in those securities which it intends to purchase, the Fund may purchase an index futures contract.

A Fund will purchase or sell currency futures on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency exchange contracts; namely, to secure the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

In addition to the above, interest rate, index and currency futures will be bought or sold in order to close out short or long positions maintained by a Fund in corresponding futures contracts.

Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transaction.


INTEREST RATE FUTURES CONTRACTS. Each Fund may invest in interest rate futures. When a Fund enters into an interest rate futures contract, it is initially required to deposit with its custodian (in a segregated account in the name of the broker performing the transaction) an "initial margin" of cash or U.S.
Government securities or other high grade short-term obligations equal to approximately 2% of the contract amount. Initial margin requirements are established by the exchanges, on which futures contracts trade and may change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of money by a brokers' client but is, rather, a good faith deposit on the futures contract that will be returned to a Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and a Fund may be required to make subsequent deposits of cash or U.S. Government securities (called "variation margin") with the Fund's futures contract clearing broker, which are reflective of price fluctuations in the futures contract.

CURRENCY FUTURES. International Equity Fund may invest in currency futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. SCMI will assess such factors as cost spreads, liquidity and transaction costs in determining whether to use futures contracts or forward contracts in its foreign currency transactions and hedging strategy.


Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply generally to the buying and selling of futures. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

INDEX FUTURES CONTRACTS. Each Fund may invest in index futures contracts. An index futures contract sale creates an obligation by a Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indices do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date that reflects accumulated profits and losses credited or debited to each party's account.

A Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. A Fund may be required to make additional margin payments during the term of the contract.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Fund and the Fund realizes a loss or gain.




RISKS OF OPTIONS AND FUTURES CONTRACTS. A Fund's use of options and futures contracts subjects the Fund to certain unique investment risks. These risks include: (1) dependence on an Adviser's ability to correctly predict movements in the prices of individual securities and fluctuations in interest rates, the general securities markets and other economic factors; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; (5) the possible need to defer closing out certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited losses when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange-traded options contracts on fixed income securities. The Portfolios may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Portfolio's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Portfolio's yield.

FOREIGN CURRENCY TRANSACTIONS

International Equity Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities the Fund own or anticipate purchasing, or the U.S. dollar value of interest and dividends paid on those securities. A Fund will not enter into forward contracts for speculative purposes. A Fund does not intend to maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Funds' investment securities or other assets denominated in that currency. The Fund will not have more than 25% of its total assets committed to forward contracts.

If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. A Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.


FOREIGN SECURITIES


Each Fund (except Equity Index Fund) may invest in foreign issuers. Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available to shareholders; commission rates payable on foreign transactions are generally higher than in the U.S.; foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the U.S.; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Core Portfolio. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies. A decline in the value of a particular foreign currency against the U.S. dollar occurring after a Fund's or Portfolio's income has been earned and computed in U.S. dollars may require a Fund or Portfolio to liquidate portfolio securities to acquire sufficient U.S. dollars to fund redemptions. Similarly, if the exchange rate declines between the time the Fund or Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, a Fund or Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

WARRANTS AND STOCK RIGHTS

Each Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). A Fund may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those that have been acquired in units or attached to other securities). and no more than 2% of a Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchanges. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stock, warrants do not pay a fixed dividend.


DEPOSITARY RECEIPTS


Each Fund (except Equity Index Fund) may invest in depositary receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored or unsponsored American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued in the United States by a bank or trust company, evidencing ownership of the underlying securities. EDRs are typically issued in Europe under a similar arrangement. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets.

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.


SHORT SALES AGAINST-THE-BOX


Each Fund may engage in short sales against-the-box in which the Fund sells a security and contemporaneously must own an equal amount of the securities sold short; or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. When a Fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. To make delivery to the purchaser in a short sale, the broker borrows the securities sold on behalf of a Fund, and the Portfolio is obligated to replace the securities borrowed at a date in the future. Each Fund incurs transaction costs, including interest expense, in connection with short sales against the box. A Fund may engage in short sales against the box to defer recognition of gain or loss on the sale of securities to a later tax period. Equity Index Fund and International Equity Fund may not make short sales against the box if, as a result, more than 25% of the Fund's total assets would be so invested or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

Pursuant to the Taxpayer Relief Act of 1997, if a Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must: (1) on each business day, at least equal the market value of the loaned securities; and (2) must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund's investment advisor. When lending portfolio securities, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). A Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. A Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the investment adviser to the Fund. The terms of a Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

TECHNIQUES INVOLVING LEVERAGE

Use of leverage involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when-issued or forward commitment basis. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Adviser to a Fund (or Portfolio, if applicable) believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses, which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and other liquid securities in accordance with SEC guidelines. The account value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (1) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Swap Agreements"); and (2) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Fund enters into an interest rate swap on other than a net basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Portfolio's commitments under these transactions. The use of a segregated account in connection with leveraged transactions may result in a Fund's investment portfolio being 100% leveraged.

REPURCHASE AGREEMENTS. Each Fund may invest in securities subject to repurchase agreements maturing in seven days or less with U.S. banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Repurchase agreements allow a Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments. International Equity Fund and may enter into repurchase agreements with foreign entities.

During the term of a repurchase agreement, each Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Each Fund's investment adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, a Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the investment adviser reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer on an agreed upon future date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of a Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per share. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase or sell portfolio securities on a "when-issued," "delayed delivery" or "forward commitment" basis. When-issued securities may be purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. When these transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds enter into these transactions only with the intention of actually receiving securities or delivering them, as appropriate. The Funds may dispose of the right to acquire these securities before the settlement date if deemed advisable. During the period between the time of commitment and settlement, no payment is made for the securities purchased and no interest or dividends on the securities accrue to the purchaser. At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. The use of when-issued transactions and forward commitments enables a Fund to protect against anticipated changes in interest rates and prices, but also tends to increase the volatility of the Fund's asset value per share. Equity Index Fund and International Equity Fund will not purchase securities on a when-issued, delayed delivery or forward commitment basis if, as a result, more than 15% of the value of the Fund's total assets would be committed to such transactions.

3. ADDITIONAL INVESTMENT POLICIES


The following investment limitations restate or are in addition to those described under "Investment Objective and Policies" and "Additional Investment Policies" in the Prospectus. Each Fund that invests in a Portfolio has substantially the same fundamental investment policies as the Portfolio in which it invests. Thus, reference to any Fund that invests in a Portfolio generally refers also to the Portfolio in which that Fund invests.

The Investment Objective and fundamental investment policies of the Fund may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities, as defined in the Investment Company Act, means the lesser of: (1) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented; or (2) more than 50% of the outstanding shares of the Fund. Investment policies are not fundamental unless they are designated as fundamental. Non-fundamental investment policies may be changed by the Trust's Board of Trustees without shareholder approval

INVESTORS EQUITY FUND

FUNDAMENTAL POLICIES

DIVERSIFICATION: The Fund may not, with respect to 75% of its assets, purchase a security if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.

CONCENTRATION: The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, municipal securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

LIQUIDITY: The Fund will not invest more than 15% of its assets in "illiquid securities," which are securities that cannot be disposed of within seven days at their current value. For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below: (1) "restricted securities," which are securities that cannot be resold to the public without registration under the Federal Securities laws and (2) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.

BORROWING: The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of each Fund's total assets (as computed immediately after the borrowing).

REAL ESTATE: The Fund may not purchase or sell real estate, provided that the Fund may invest in securities issued by companies which invest in real estate or interests therein.

LENDING: The Fund will not lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase; the Fund may also make loans of portfolio securities and enter into repurchase agreements.

COMMODITIES: The Fund will not invest in commodities or commodity contracts (other than hedging instruments which it may use as permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract).

UNDERWRITING: The Fund will not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S.

securities laws.


SENIOR SECURITIES: The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL POLICIES


BORROWING: The Fund may not borrow money or enter into leverage transactions if, as a result, the total of borrowings and liabilities under leverage transactions (other than for temporary or emergency purposes), would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if, the total of borrowings and liabilities under leverage transactions, would exceed an amount equal to 5% of the Fund's total assets.

EXERCISING CONTROL OF ISSUERS: The Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

SHORT SALES AND PURCHASING ON MARGIN: The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

SECURITIES OF INVESTMENT COMPANIES: The Fund may not invest in the securities of any investment company except to the extent permitted by the 1940 Act.

OPTIONS FUTURES CONTRACTS: The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts. The Fund
(i) will not hedge more than 50% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets.

EQUITY INDEX FUND

FUNDAMENTAL POLICIES

DIVERSIFICATION: The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

CONCENTRATION: The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone.

BORROWING: The Fund may borrow money from a bank for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of each Fund's total assets (as computed immediately after the borrowing).

REAL ESTATE: The Fund may not purchase or sell real estate, any interest therein or real estate limited partnership interests, except that the Funds may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

LENDING: The Fund may not make loans, except the Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

COMMODITIES: The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities provided that currency and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

UNDERWRITING: The Fund may not underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

SENIOR SECURITIES: The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL POLICIES

BORROWING: Borrowing for other than temporary or emergency purposes of meeting redemptions requests is limited to 5% of the value of the Fund's net assets. Where the Fund establishes a segregated account to limit the amount of leveraging with respect to certain investment techniques, the Fund does not treat those techniques as involving borrowings for purposes of this limitation.

LIQUIDITY: The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("restricted securities").

SECURITIES OF INVESTMENT COMPANIES: The Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

SHORT SALES AND MARGIN: The Fund may not purchase securities on margin or make short sales of securities (except short sales against the box) except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. The Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts. The Fund may not enter into short sales if, as a result, more than 25% of the value of the Fund's total assets would be so invested m or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

UNSEASONED ISSUERS: The Fund may not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than 5% of the value of the Fund's total assets would be so invested; provided, that the Fund may invest all or a portion of its assets in another diversified, open-end management company with substantially the same investment objective, policies and restrictions as the Fund.

PLEDGING: The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings.

LENDING OF PORTFOLIO SECURITIES: The Fund may not lend portfolio securities if the total value of all loaned securities would exceed 33 1/3% of the Fund's total assets.

OPTIONS AND FUTURES CONTRACTS: The Fund may not purchase an option, if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

WARRANTS: The Fund may not invest in warrants if; (1) more than 5% of the value of the Fund's net assets would be invested in warrants (valued at the lower of cost or market)) or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or American Stock Exchange; provided, that warrants acquired by the Fund attached to securities are deemed to have no value.

SMALL COMPANY OPPORTUNITIES FUND

DIVERSIFICATION: The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

CONCENTRATION: The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (i) investments in U.S. Government securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities or (ii) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) "mortgage related securities," as that term is defined in the Securities Act of 1934 (the "1934 Act"), are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

BORROWING: The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. As a non-fundamental policy and for purposes of this limitation, there is no limit on the following to the extent they are fully collateralized: (i) the delayed delivery of purchased securities (such as the purchase of when-issued securities), (ii) reverse repurchase agreements, (iii) dollar-roll transactions and (iv) the lending of securities ("leverage transactions").

REAL ESTATE: The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

LENDING:  The Fund may not make loans to other  parties.  For  purposes  of this
limitation,   entering  into  repurchase  agreements,   lending  securities  and
acquiring any debt security are not deemed to be the making of loans.

COMMODITIES: The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

UNDERWRITING:  The Fund may not  underwrite (as that term is defined in the 1933
Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

SENIOR SECURITIES: The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL POLICIES

BORROWING: The Fund may not borrow money or enter into leverage transactions if, as a result, the total of borrowings and liabilities under leverage transactions (other than for temporary or emergency purposes), would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if, the total of borrowings and liabilities under leverage transactions, would exceed an amount equal to 5% of the Fund's total assets. (Non-Fundamental

LENDING: The Fund may not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

LIQUIDITY: The Fund may not invest more than 15% its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

EXERCISING CONTROL OF ISSUERS: The Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

SHORT SALES AND MARGIN: The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

SECURITIES OF INVESTMENT COMPANIES: The Fund may not invest in the securities of any investment company except to the extent permitted by the 1940 Act.

OPTIONS, WARRANTS AND FUTURES CONTRACTS: The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts. The Fund (i) will not hedge more than 50% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets.

INTERNATIONAL EQUITY FUND

FUNDAMENTAL POLICIES

DIVERSIFICATION: The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

CONCENTRATION: The Fund may not purchase a security if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities and issuers domiciled in a single country that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

BORROWING: The Fund may borrow money from a bank for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of each Fund's total assets (as computed immediately after the borrowing).

REAL ESTATE: The Fund may not purchase or sell real estate, any interest therein or real estate limited partnership interests, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

LENDING: The Fund may not make loans , except the Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

COMMODITIES: The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities, provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

UNDERWRITING: The Fund may not underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

SENIOR SECURITIES: The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL POLICIES

BORROWING: Borrowing for other than temporary or emergency purposes of meeting redemptions requests is limited to 5% of the value of the Fund's net assets. Where the Fund establishes a segregated account to limit the amount of leveraging of the Fund, the Fund does not treat those techniques as involving borrowings for purposes of this limitation.

LIQUIDITY: The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("restricted securities").

LENDING: The Fund may not lend portfolio securities if the total value of all loaned securities would exceed 33 1/3% of the Fund's total assets.

SECURITIES OF INVESTMENT COMPANIES: The Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

MARGIN AND SHORT SALES: The Fund may not purchase securities on margin or make short sales of securities (except short sales against the box) except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. The Fund may make margin deposits in connection with permitted transactions in options and futures contracts . The Fund may not enter into short sales if, as a result, more than 25% of the value of the Fund's total assets would be so invested m or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

UNSEASONED ISSUERS: The Fund may not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

PLEDGING: The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings.

OPTIONS AND FUTURES CONTRACTS: The Fund may not purchase an option, if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

WARRANTS: The Fund may not invest in warrants if; (1) more than 5% of the value of the Fund's net assets would be invested in warrants (valued at the lower of cost or market)) or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or American Stock Exchange; provided, that warrants acquired by the Fund attached to securities are deemed to have no value.




4.  PERFORMANCE DATA

The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. Each Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.


For the period beginning December 24, 1997 (the commencement of operations) to May 31, 1998, Equity Index Fund and International Equity Fund, respectively, had unannualized total returns of 12.22%, 15.39%, and (10.91%). For the period beginning December 17, 1997 (the commencement of operations) to May 31, 1998, Investors Equity Fund had an unannualized total return of 9.73%. For the period of March 31, 1998 (the commencement of operations) to May 31, 1998, Small Company Opportunities Fund had an unannualized total return of (6.88%). The total return figures take into consideration the applicable maximum sales charge.


In performance advertising a Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). A Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS

The Funds may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

         P (1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of total return will reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Total return for a Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge; excluding sales charges from a total return calculation produces a higher return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:

                  PT = period total return;
                  The other definitions are the same as in average annual total return above.

Investors who purchase and redeem shares of a Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

OTHER ADVERTISING MATTERS

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Funds' Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (11) the net asset value, net assets or number of shareholders of the Funds as of one or more dates.

5.  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Trustee, Chairman and President (age 55)

         President, Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)

          Professor of Economics, University of California, Los Angeles, since July 1992. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 56)

         President of Technology Marketing Associates (a marketing consulting company) since September 1991. His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 54)

         Partner at the law firm of Reid and Priest, LLP, since 1995. Prior thereto, he was a partner at the law firm of Winthrop Stimson Putnam & Roberts from 1989 to 1995. His address is 40 West 57th Street, New York, New York 10019.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age
43)

          Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong, Treasurer (age 32)

         Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Mr. Hong also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk,  Secretary (age 34)

          Assistant Counsel, Forum Financial Group, LLC with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Pamela Stutch, Assistant Secretary (age 31)

          Fund Administrator, Forum Financial Group, LLC with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION. Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of May 31, 1998, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each independent Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended May 31, 1998.

                                                           ACCRUED           ANNUAL
                                        AGGREGATE          PENSION        BENEFITS UPON       TOTAL
         TRUSTEE                      COMPENSATION        BENEFITS         RETIREMENT      COMPENSATION

         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                   $640.69            None              None            $640.69
         Mr. Cheng                       $649.69            None              None            $640.69
         Mr. Parish                      $649.69            None              None            $640.69


THE PORTFOLIOS

TRUSTEES AND OFFICERS OF CORE TRUST. The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Azariadis, Cheng and Parish, Trustees of Core Trust, and Mr. Goldstein, Secretary of Core Trust, all currently serve as Trustees and/or officers of the Trust. Accordingly, for background information pertaining to these Trustees, see "Management Trustees and Officers -The Trust."

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee.

James C. Cheng, Trustee.

J. Michael Parish, Trustee.

Thomas G. Sheehan, Vice President (age 43)

         Managing Director, Forum Financial Group, LLC with which he has been associated since October 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.


Stacey Hong, Treasurer.


David I. Goldstein, Vice President and Secretary (age 37)

         General Counsel, Forum Financial Group, LLC with which he has been associated since 1991. Mr. Goldstein also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Pamela J. Wheaton, Assistant Treasurer (age 39)

         Senior Manager, Fund Accounting, Forum Financial Group, LLC with which she has been associated since April 1989. Ms. Wheaton also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk, Assistant Secretary.

Pamela Stutch, Assistant Secretary.

THE INVESTMENT ADVISERS

INVESTORS EQUITY FUND

Pursuant to an Investment Advisory Agreement with the Trust, Payson serves as investment adviser to Investors Equity Fund. Payson furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing of the Fund's investments and effecting portfolio transactions for the Fund. The Investment Advisory Agreement provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Board or by vote of the majority of the Fund's shareholders, and, in either case, (2) by a majority of the directors who are not party to the Investment Advisory Agreement or interest persons of any such party (other than as trustees of the Trust).

The Investment Advisory Agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by vote of a majority of the Fund's shareholders or directors, or by Payson on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Fund, Payson shall not be liable for any action or inaction except error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that the Adviser may render services to others.

For its services, Payson receives an advisory fee at an annual rate of 0.65% of Investor Equity Fund's average daily net assets. The following table shows the dollar amount of fees payable to Payson for services rendered to the Fund under the Investment Advisory Agreement, the amount of fees that was waived by Payson, if any, and the actual fees received by Payson.

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $44,695                     $30,943                     $13,752



Payson has entered into an investment subadvisory agreement with Peoples to exercise certain investment discretion over the assets (or a portion of assets) of Investors Equity Fund. Subject to the general supervision of the Board, Peoples is responsible for, among other things, developing a continuing investment program for Investors Equity Fund in accordance with its investment objective and reviewing the investment strategies and policies of Investors Equity Fund. Peoples , located at One Portland Square, Portland, Maine 04101, is a subsidiary of Peoples Heritage Financial Group, a multi-bank holding company. As of June 30, 1998, Peoples Heritage Financial Group had assets of approximately $9.8 billion and Peoples Heritage and its affiliates managed assets with a value of approximately $939 million. Payson pays a fee to Peoples for its subadviser services of 0.25% of Investors Equity Fund's average daily net assets. This fee is borne solely by Payson and does not increase the fee paid by shareholders of Investors Equity Fund.

SMALL COMPANY OPPORTUNITIES FUND

Pursuant to an Investment Advisory Agreement with the Trust, Forum Advisors serves as adviser to Small Company Opportunities Fund. Forum Advisors furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing of the Fund's investments and effecting portfolio transactions for the Fund. The Investment Advisory Agreement provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Board or by vote of the majority of the Fund's shareholders, and, in either case, (2) by a majority of the directors who are not parties to the Investment Advisory Agreement or interest persons of any such parties.

The Investment Advisory Agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by vote of a majority of its shareholders or directors, or by the Adviser on not more than 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Fund, Forum Advisors shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith, reckless disregard, or gross negligence in the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that Forum Advisors may render services to others.

Small Company Opportunities Fund invests its assets in four separate portfolios of Core Trust: Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio. Pursuant to an Investment Advisory Agreement with Core Trust, Norwest provides investment advisory services to each of these Portfolios. The Investment Advisory Agreement provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Core Trust Board or by vote of the majority of a Portfolio's shareholders, and, in either case, (2) by a majority of the directors who are not parties to the Investment Advisory Agreement or interest persons of any such parties.

The Investment Advisory Agreement is terminable without penalty by Core Trust on 60 days' written notice when authorized either by vote of a majority of its shareholders or directors, or by the Adviser on not more than 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to a Portfolio, Norwest shall not be liable for any mistake of judgment, except for willful
misfeasance,   bad  faith,  reckless  disregard,  or  gross  negligence  in  the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that Norwest may render services to others.

For its services with respect to the Portfolios, Norwest receives an advisory fee at an annual rate of 0.90% of the average daily net assets of Small Company Stock Portfolio and Small Company Value Portfolio, 0.95% of the average daily net assets of Small Cap Portfolio, and 0.25% of the average daily net assets of the Small Cap Index Portfolio. The Small Company Opportunities Fund bears its pro rata portion of the advisory fees for each Portfolio in which it invests. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.25% of Small Company Opportunities Fund's average daily net assets. The following table shows the gross fees payable for advisory services rendered, the amount of advisory fees waived, if any, and the actual advisory fees paid by the Fund.


FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------


1998                           $9                          $2                          $7




To assist Norwest in carrying out its obligations, Norwest has retained the services of the investment subadvisers described below. Each investment subadviser makes investment decisions for the Portfolio to which it serves as investment subadviser and continually reviews, supervises and administers the Portfolio's investment program with respect to that portion, if any, of the Portfolio's assets that Norwest believes should be managed by the investment subadviser. Currently, each investment subadviser manages all of the assets of the Portfolio that it subadvisers. Norwest (and not the Portfolios) pay each investment subadviser a fee for its investment subadvisory services. This compensation does not increase the amount paid by the Portfolios to Norwest for investment advisory services.

Crestone, which is located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111, serves as investment subadviser to Small Company Stock Portfolio. Crestone, an indirect investment subsidiary of Norwest Bank Minnesota, N.A., provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. As of June 30, 1998, Crestone managed assets with a value of approximately $325 million.

Peregrine, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as investment subadviser to Small Company Value Portfolio. Peregrine, an indirect investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit-sharing plans, savings-investment plans and 401(k) plans. As of June 30, 1998, Peregrine managed approximately $5.8 billion in assets.

Smith, which is located at 500 Crescent Court, Suite 250, Dallas, Texas 75201, is a registered investment adviser. Smith, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies and high net worth individuals using a disciplined equity style. As of June 13, 1998, Smith managed over approximately $634 million in assets.

EQUITY INDEX FUND

Equity Index Fund invests its assets in Index Portfolio, a series of Core Trust. Pursuant to an Investment Advisory Agreement with Core Trust, Norwest provides investment advisory services to Index Portfolio. The Investment Advisory Agreement provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Board or by vote of the majority of a Portfolio's shareholders, and, in either case, (2) by a majority of the directors who are not parties to the Investment Advisory Agreement or interest persons of any such parties.

The Investment Advisory Agreement is terminable without penalty by Core Trust on 60 days' written notice when authorized either by vote of a majority of its shareholders or directors, or by the Adviser on not more than 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, Norwest shall not be liable for any mistake of judgment, except for willful
misfeasance,   bad  faith,  reckless  disregard,  or  gross  negligence  in  the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that Norwest may render services to others.


For its services with respect to the Portfolio, Norwest receives an advisory fee at an annual rate of 0.15% of the average daily net assets of Index Portfolio. Equity Index Fund bears a pro rata portion of the advisory fees for Index
Portfolio. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.25% of Small Company Opportunities Fund's average daily net assets. The following table shows the gross fees payable for advisory services rendered, the amount of advisory fees waived, if any, and the actual advisory fees paid by the Fund



FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $2,990                      $0                          $2,990



INTERNATIONAL EQUITY FUND


International Equity Fund invests its assets in International Portfolio, a series of Core Trust. Pursuant to an Investment Advisory Agreement with Core Trust, SCMI serves as the adviser to International Portfolio. SCMI is a wholly owned U.S. subsidiary of Schroder U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroders U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. SCMI and its United Kingdom affiliate, Schroder Capital Management International, Ltd., have served together as investment manager for approximately $27 billion as of June 30, 1998. Schroders U.S. Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of June 30, 1998, had under management assets of over $175 billion. Schroder Advisors is a wholly owned subsidiary of Schroder Capital Management International Inc. The Investment Advisory Agreements between SCMI and Core Trust provides for an initial term of two years from its effective date and shall continue in effect for successive twelve month periods thereafter, provided that the Investment Advisory Agreement is specifically approved at least annually (1) by the Core Trust Board or by vote of the majority of the Portfolio's shareholders, and, in either case, (2) by a majority of their respective directors who are not parties to the Investment Advisory Agreement or interest persons of any such parties.

The Investment Advisory Agreement is terminable without penalty by the Core Trust Board on 60 days' written notice when authorized either by vote of a majority of the Portfolio's shareholders or directors, or by SCMI on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, SCMI shall not be liable for any mistake of judgment or any event whatsoever, except for willful misfeasance, bad faith, reckless disregard, or gross negligence in the performance of its duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that SCMI may render services to others.

For its services with respect to the Portfolio, SCMI receives an advisory fee at an annual rate of 0.45% of the average daily net assets of International Portfolio. International Equity Fund bears a pro rata portion of the advisory fees of the Portfolio. The following table shows the gross fees payable for advisory services rendered, the amount of advisory fees waived, if any, and the actual advisory fees paid by the Fund.

INTERNATIONAL EQUITY FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $15                         $1                          $14

THE ADMINISTRATOR

THE FUNDS

Pursuant to an Administrative Agreement with the Trust, Forum Administrative Services, LLC ("FAdS") acts as administrator of the Funds. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, Forum Advisors, Norwest, , Payson, Peoples or their affiliates.

The Administration Agreement will remain in effect for a period of twelve months with respect to a Fund and will continue in effect thereafter only if it is specifically reapproved annually (1) by the Board or by majority vote of the shareholders of a Fund and (2) by vote of a majority of the Trustees of the Trust who are not party to the Administrative Agreement or interested persons of any such party (other than as Trustees of the Trust).


The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to a Fund by vote of the Board or by FAdS on 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any action or inaction except for willful misfeasance, bad faith, reckless disregard, or gross negligence in the performance of its duties under the Administration Agreement.

For its administrative services, FAdS receives a fee at an annual rate of 0.20% of a Fund's average daily net assets.


THE CORE TRUST PORTFOLIOS


Pursuant to an Administrative Agreement with Core Trust, Forum Administrative Services, LLC ("FAdS") acts as administrator of the Portfolios. As administrator, FAdS provides management and administrative services necessary to the operation of Core Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of Core Trust), and provides Core Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Core Trust Board to serve as officers of Core Trust. Those officers as well as certain other employees and Trustees of Core Trust, may be directors, officers or employees of FAdS, Forum Advisors, Norwest, SCMI, Payson, Peoples or their affiliates.

The Administration Agreement will remain in effect for a period of twelve months with respect to a Portfolio and will continue in effect thereafter only if it is specifically reapproved annually (1) by the Core Trust Board or by majority vote of the shareholders of a Fund and (2) by vote of a majority of the Trustees of Core Trust who are not party to the Administrative Agreement or interested persons of any such party (other than as Trustees of Core Trust).


The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Board or by FAdS on 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any action or inaction except for willful misfeasance, bad faith, reckless disregard, or gross negligence in the performance of its duties under the Administration Agreement.

For its administrative services, FAdS is entitled to receive from each portfolio fees at the annual rates of 0.15% and 0.10%, respectively, of International Portfolio and Index Portfolio's average daily net assets and 0.05% of the average daily net assets of each of Small Company Stock Portfolio, Small Company Value Portfolio, Small Cap Value Portfolio, and Small Cap Index Portfolio.

To the extent that a Fund invests its assets in one or more Portfolios, the Fund is responsible for its pro rate share of a Portfolios administrative expenses. The following table shows the gross fees payable for administrative services rendered, the amount of administrative fees waived, if any, and the actual administrative fees paid by each Fund for the fiscal year ended May 31, 1998.

INVESTORS EQUITY FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------
1998                           $13,752                     $13,752                     $0

EQUITY INDEX FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $5,154                      $5,147                      $7


SMALL COMPANY OPPORTUNITIES FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------


1998                           $2                          $2                          $0


INTERNATIONAL EQUITY FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------


1998                           $12                         $7                          $5



THE DISTRIBUTOR


Pursuant to a Distribution Agreement with the Trust effective January __, 1999, Forum Fund Services, LLC ("FFS"), an affiliate of FAdS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Funds. Prior thereto, Forum Financial Service, Inc. ("FFSI") served as the Fund's distributor pursuant to the same terms and compensation. FFSI is under no obligation to sell any specific amount of Fund shares. All subscriptions of shares obtained by FFSI are directed to the Trust or acceptance and are not binding on the Trust until accepted. FFS is under no obligation to sell any specific amount of Fund shares. All subscriptions of shares obtained by FFS are directed to the Trust or acceptance and are not binding on the Trust until accepted.


The Distribution Agreement will continue in effect with respect to a Fund for twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by majority vote of a Fund's shareholders and in either case, by a majority of the Trustees who: (1) are not parties to the Distribution Agreement;
(2) are not interested persons of any such party or of the Trust and (3) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement.


The Distribution Agreement terminates automatically upon assignment and may be terminated with respect to a Fund without penalty (1) by the Board or by a majority vote of its shareholders on 60 days' written notice to FFS or by FFS on 60 days' written notice to the Trust. The Distribution Agreement provides that FFS shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of FFS's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.


FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of a Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of a Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to a Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

For these services, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Funds' shares. For the fiscal year ended May 31, 1998, no sales charges were paid to FFS in connection with the purchases of the Funds.

THE TRANSFER AGENT

Pursuant to a Transfer Agency and Services Agreement, Forum Shareholder Services, LLC ("FSS") acts as transfer agent of the Trust. With respect to each Fund, the Transfer Agency and Services Agreement provides for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or by a majority vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency and Services Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency and Services Agreement.

Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.


FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Fund. FSS, FAdS or sub-transfer agents or processing agents retained by FSS may be financial institutions such as selected brokers and/or dealers, banks, or bank affiliates and, in the case of sub- transfer agents or processing agents, may also be affiliated persons of FSS or FFS.


For its services under the Transfer Agency and Services Agreement, FSS receives:
(1) a fee at an annual rate of 0.25% of the average  daily net assets of a Fund;
(2) a fee of $24,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (3) Annual Shareholder Account Fees of $25.00 for a retail and $125.00 for an institutional shareholder account; such fees to be computed as of the last business day of the prior month.

FSS or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund.



The following table shows the gross fees payable for transfer agency services rendered, the amount of transfer agency fees waived, if any, and the actual transfer agency fees paid by each Fund for the fiscal year ended May 31, 1998.

INVESTORS EQUITY FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $22,715                     $17,123                     $5,592

EQUITY INDEX FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $10,295                     $4,998                      $5,297

SMALL COMPANY OPPORTUNITIES FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $2,037                      $2                          $2,035

INTERNATIONAL EQUITY FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $5,282                      $8                          $5,274


THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust, FAcS performs portfolio accounting services for the Funds. Pursuant to the Fund Account Agreement, FAcS prepares and maintains books and records of the Funds as required under the 1940 Act, calculates the net asset value per share of the Funds and dividends and capital gain distributions and prepares period reports to shareholders and the Securities and Exchange Commission.

The Fund Accounting Agreement will continue in effect with respect to a Fund for twelve months from the date of its effectiveness and will continue in effective if such continuance is specifically approved at least annually by the Board of Trustees or by majority vote of a Fund's shareholders and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement. For its services, FAcS receives from the Trust an annual fee of $36,000 plus certain additional surcharges for the number and type of portfolio transactions conducted with respect to the Investors Equity Fund. In connection with the Small Company Opportunities Fund, FAcS receives an annual fee of $24,000. As for each of the International Equity Fund, Emerging Markets Fund, and the Equity Index Fund, FAcS receives an annual fee of $12,000.

FAcS also performs portfolio accounting services for the Core Trust Portfolios pursuant to a Fund Accounting Agreement between Core Trust and FAcS. For its services, FAcS receives a fee of $60,000 per year, plus additional surcharges based upon total assets or security positions.

To the extent that a Fund invests its assets in one or more Portfolios, the Fund is responsible for its pro rata share of a Portfolio's fund accounting expenses. The following table shows the gross fees payable for fund accounting fees, the amount of fund accounting fees waived, if any, and the actual fund accounting fees paid by each Fund for the fiscal year ended May 31, 1998.

INVESTORS EQUITY FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $18,452                     $0                          $18,452

EQUITY INDEX FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------


1998                           $7,506                      $0                          $7,506


SMALL COMPANY OPPORTUNITIES FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------


1998                           $6,066                      $0                          $6,066


INTERNATIONAL EQUITY FUND

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------


1998                           $7,258                      $0                          $7,258


6.  DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Business Day as defined in the Prospectus, by dividing the value of a Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Purchases and sales of a Fund are effected at the next determination of the net asset value of that Fund following the receipt of any purchase or redemption order.

Securities owned by a Fund or Portfolio listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board.

Trading in securities on European and Far Eastern Securities exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which a Portfolio's NAV is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Schroder Core Board or the Board.

All assets and liabilities of a Portfolio or Fund denominated in foreign currencies are converted to U.S. dollars at the mid price of such currencies against U.S. dollars last quoted by a major bank prior to the time when NAV of the Fund or Portfolio is calculated.

7.  PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for each Portfolio and Fund and for the other investment advisory clients of the investment advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES


Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund or Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. Since most brokerage transactions for International Portfolio will be placed with foreign broker-dealers, certain portfolio transaction costs for this Portfolio may be higher than fees for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds or Portfolios usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds or Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Brokerage commissions were not paid directly by Equity Index, Small Company Opportunities Fund, and International Equity Fund as each of these series invest their assets directly in one or more investment companies. For the fiscal year ended May 31, 1998, the aggregate brokerage commissions paid by Investors Equity Fund were $4,512. For the fiscal year ended May 31, 1998, $0.00 or 0.00% of aggregate brokerage commissions paid was paid to an affiliated broker and 0.00% of the total dollar amount of transactions involving payment of commissions was effected through an affiliated broker. As of March 31, 1998, the Investors Equity Fund owned approximately $273,000, $948,000, and $1,001,000, respectively of Merrill Lynch & Co., Inc. Franklin Resources, Inc., and Norwest Corporation. Investors Equity Fund utilizes these three entities and/or their affiliated broker-dealers, among others, to affect transactions on its behalf.


The Investment Advisory Agreements authorize and direct the investment advisers to place orders for the purchase and sale of assets with brokers or dealers selected by the investment advisers in their discretion and to seek "best execution" of such portfolio transactions. Each Adviser monitors the creditworthiness of counterparties to the Funds' and Portfolios' transactions and enters unto a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks. An investment adviser places all such orders for the purchase and sale of portfolio securities and buys and sells securities for a Fund or Portfolio through a substantial number of brokers and dealers. In so doing, the investment adviser uses its best efforts to obtain for the Fund or Portfolio the most favorable price and execution available. The Fund or Portfolio may, however, pay higher than the lowest available commission rates when the investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, the investment adviser, having in mind the Fund's or Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealers involved and the quality of service rendered by the broker-dealers in other transactions.

It has for many years been a common practice in the investment advisory business as conducted in certain countries, including the United States, for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, and investment adviser may receive research services from broker-dealers with which it places the Fund's or Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the investment adviser in advising various of its clients (including the Fund or Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The investment advisory fee paid by a Portfolio is not reduced because the investment adviser and its affiliates receive such services.


As permitted by Section 28(e) of the 1934 Act, an investment adviser may cause a Fund or Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to it an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction. Although Investors Equity Fund and the Portfolios do not currently engage in directed brokerage arrangements to pay expenses, they may do so in the future. These arrangements, whereby brokers executing a Fund's or Portfolio's portfolio transactions would agree to pay designated expenses of the Fund or Portfolio if brokerage commissions generated by the Fund or Portfolio reached certain levels, might reduce the Fund's expenses or the Portfolio's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Fund or Portfolio.


SCMI  places all orders for  purchases  and sales of  International  Portfolios'
securities.  In  selecting  broker-dealers,   SCMI  may  consider  research  and
brokerage services furnished to it and its affiliates. Schroder & Co.

and Schroder Securities Limited, affiliates of SCMI, may receive brokerage commissions from the Portfolios in accordance with procedures adopted by the Trust's Trustees under the 1940 Act which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, SCMI may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

The annual portfolio turnover rate of a Fund (or Portfolio) may exceed 50% but will not ordinarily exceed 100%.

8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Detailed information pertaining to the purchase of shares of each Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Purchases and Redemptions of Shares".

Shares of each Fund are sold on a continuous basis by the distributor.


Set forth below is an example of the method of computing the offering price of a Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on May 31, 1998.

                                                              Small  Company
                                 Investors      Equity        Opportunities   International
                                 Equity Fund    Index         Fund            Equity
                                                Fund                          Fund

Net Asset Value Per Share        $11.43         $11.69        $9.70           $12.02
Shares Charge, 4.00% of
offering  price  (4.17%  of net
asset value per share)           $0.48          $0.49         $0.40           $0.50
Offering to Public               $11.91         $12.18        $10.10          $12.52



In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of a Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of each Fund to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain FAdS or its affiliates as investment adviser or distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with the same sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

9.  TAX MATTERS


The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, a Fund will not be subject to Federal income tax on its net investment income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income to the extent of a Funded earnings and profits.


Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, a Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gains or losses from certain foreign currency transactions, generally are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by the Fund may be deemed "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as the Fund may limit the extent to which the Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income.

Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net loss from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain, regardless of how long a shareholder has held shares in a Fund. Distributions of net capital gain are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund held for six months or less with respect to which distributions of net capital gain have been paid will, to the extent of such distributions, be treated as long-term capital loss. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Funds will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that certain distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

10.  OTHER INFORMATION

CORE TRUST

Core Trust is a business trust organized under the law of the State of Delaware in September 1994. Core Trust is registered under the Act as an open-end management investment company. Currently, Core Trust has TWENTY-ONE separate portfolios. The assets of the Portfolio and of any other portfolio of Core Trust now existing or created in the future, belong only to the Portfolio or those other portfolios (collectively, the "portfolios")as the case may be. The assets belonging to a portfolio are charged with the liabilities of and all expenses, costs, charges and reserves attributable to that portfolio. Under Core Trust's Trust Instrument, the Trustees are authorized to issue beneficial interest in one or more separate and distinct series. Investments in the Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio and portfolios of Core Trust will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate interests in Core Trust or in the Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but Core Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or (2) investors holding at least 10% of the interests in Core Trust (or a Portfolio) request in writing a meeting of investors in Core Trust (or a Portfolio). Except for certain matters specifically described in the Trust Instruments, the Trustees may amend Core Trust's Trust Instrument without the vote of investors.

Core Trust may enter into a merger or consolidation with respect to the Portfolio or sell all or substantially all of its assets, if approved by the applicable Board (without approval of the interestholders of the Portfolio). The Portfolio may be terminated (1) upon liquidation and distribution of its assets, if approved by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act); or (2) by the Trustees of Core Trust on written notice to the Portfolio's investors. Upon liquidation or dissolution of the Portfolio, the investors therein would be entitled to share pro rata in its net assets available for distribution to investors.

Core Trust is organized as a business trust under the law of the State of Delaware. The Core Trust interestholders are not personally liable for the obligations of the trust under Delaware law. The Delaware Business Trust Act provides that an interestholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust interestholder liability exists in many other states, including Texas. As a result, to the extent that Core Trust or an interestholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject Core Trust to liability. To guard against this risk, the Trust Instrument of Core Trust disclaims liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by Core Trust or their respective Trustees, and provides for indemnification out of Trust property of any interestholder held personally liable for the obligations of Core Trust.. Thus, the risk of an interestholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) Core Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the trusts' business, and the nature of its assets, the Core Trust Board believes that the risk of personal liability to the Trust interestholder is remote.


PLACEMENT AGENT


Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101, serves as Core Trust's placement agent. FFS receives no compensation for such placement agent services.


COUNSEL

Legal matters in connection with the issuance of beneficial interests of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G Street, N.W. Washington, D.C. 20005.

Kirkpatrick & Lockhart, 1800 Massachusetts Avenue, N.W., Washington D.C. 20036, counsel to Core Trust, passes upon certain legal matters in connection with Core Trust.

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, act as auditors for the Trust.


KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, currently serves as independent auditors for Small Cap Index Portfolio, Small Cap Value Portfolio, International Portfolio, Small Company Stock Portfolio, and Small Company Value Portfolio. Through the fiscal year ended May 31, 1998, PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02019, served as independent accountants for International Portfolio, Small Company Stock Portfolio, and Small Company Value Portfolio.

CUSTODIAN


Pursuant to a Custodian Agreement, Investors Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on the Funds' investments.

Norwest Bank Minnesota, N.A., Sixth Street and Marquette, Minneapolis, Minnesota 55479, acts as the custodian for Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Cap Value Portfolio, Small Cap Index Portfolio, and International Portfolio. Norwest may appoint subcustodians for the foreign securities and other assets held in foreign countries.

FINANCIAL STATEMENTS

The financial statements of each Fund and of each Core Trust portfolio in which they invest, where applicable, for the fiscal year ended May 31, 1998, which are included in the Annual Report to Shareholders of the Trust and delivered along with this Statement of Additional Information, are incorporated herein by reference.

                                   APPENDIX A

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January __, 1999, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

---------------------------------------- -------------------------------------- --------------------------------------
Fund                                     Percentage of Shares Owned             Amount of Schares of Fund Owned
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Investors Equity Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Equity Index Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Small Company Opportunities Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
International Equity Fund
---------------------------------------- -------------------------------------- --------------------------------------

                                   APPENDIX B

                        DESCRIPTION OF SECURITIES RATINGS

1.  CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.

STANDARD AND POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC.. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA categories.

2.  COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o --       Leading market positions in well-established industries.
         o --       High rates of return on funds employed.

         o -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC..

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                                   APPENDIX C

                        ADDITIONAL ADVERTISING MATERIALS

TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 149 mutual funds for 12 different fund managers, with more than $38 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 275 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 4 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed approximately $175 billion as of June 30, 1998.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.05 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.9 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 149 funds with more than $38 billion in assets. Forum manages mutual funds for independent investment advisors such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment advisor with approximately $1.9 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.05 billion in assets under management and $388 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment advisor, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established in 1986 to administer mutual funds for independent investment advisors and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities


          *Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds
          *Fund Accounting Services: Portfolio valuation, accounting, dividend declaration, and tax advice
          *Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades

*Client Assets under Administration and Distribution:  $38 billion
*Client Assets Processed by Fund Accounting:  $49 billion
*Client Funds under Administration and Distribution: 149 mutual funds with 226 share classes
 --------------------------------------------------
*International Ventures:
 ----------------------
         Joint  venture  with Bank  Handlowy in Warsaw,  Poland,  using  Forum's
         proprietary   transfer  agency  and  distribution   systems   Off-shore
         investment fund administration, using Bermuda as Forum's center of operations
*Forum Employees:  United States -200 Poland - 71, Bermuda - 4
 ---------------

FORUM CONTACTS:

Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisors, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854 *Assets under Management: $1.05 Billion
*Custody Income Assets: $388 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 13 shareholders; 12 managing directors
*Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
*Employees: 45


H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

                              EMERGING MARKETS FUND

--------------------------------------------------------------------------------

Account Information and
Shareholder Servicing:                      Distributor:
         Forum Shareholder Services, LLC          Forum Financial Services, Inc.
         P.O. Box 446                             Two Portland Square
         Portland, Maine 04112                    Portland, Maine  04101
         207-879-0001                             207-879-1900

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY __, 1999

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information supplements the Prospectus dated January __, 1999, as amended from time to time, offering shares of Emerging Markets Fund (the "Fund") and should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.

The Fund currently seeks to achieve its investment objective by investing all of its investable assets in Schroder EM Core Portfolio (the "Portfolio"), a series of Schroder Capital Funds ("Schroder Core"), another registered, open-ended, management investment company with the same investment objective. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


                                TABLE OF CONTENTS
                                                                            Page

 1.       General..........................................................    2
 2.       Investment Policies..............................................    4
 3.       Additional Investment Policies...................................   18
 4.       Performance Data.................................................   25
 5.       Management.......................................................   27
 6.       Determination of Net Asset Value.................................   42
 7.       Portfolio Transactions...........................................   43
 8.       Additional Purchase and
             Redemption Information........................................   44
 9.       Tax Matters......................................................   46
10.       Other Information................................................   48

          Appendix A - Control Persons and Principal Holders of Securities   A-1
          Appendix C - Additional Advertising Materials..................    B-1

1.  GENERAL


THE TRUST. The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board of Trustees (the "Board"), without shareholder approval, has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently has authorized shares of twenty-two series, including series that have not commenced operation as of the date of this SAI. The series of the Trust are as follows:

Investors High Grade Bond Fund                               Austin Global Equity Fund
Investors Bond Fund                                          Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                                           Quadra Growth Fund
Maine Municipal Bond Fund                                    Equity Index Fund
New Hampshire Bond Fund                                      Investors Equity Fund
Daily Assets Government Fund                                 Investors Growth Fund
Daily Assets Government Obligations Fund                     Small Company Opportunities Fund
Daily Assets Cash Fund                                       International Equity Fund
Daily Assets Treasury Obligations Fund                       Emerging Markets Fund
Daily Assets Municipal Fund                                  Polaris Global Value Fund
Payson Value Fund
Payson Balanced Fund


Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.


As of January ___, 1999, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, Appendix A identifies all shareholders that own of record 5% or more of the outstanding shares of any of the Registrant's series.

DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:


"Board" means the Board of Trustees of Forum Funds.

"CFTC" means the Commodity Futures Trading Commission.

"FAdS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.


"FFS" means Forum Fund Services, Inc.


"FSS" means Forum Shareholder Services, LLC.

"Fund"  Emerging Markets Fund.


"Fund Business Day" has the meaning ascribed thereto in the Fund's current Prospectus.


"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means Schroder EM Core Portfolio.

"SAI" means this Statement of Additional Information.

"SCMI" means Schroder Capital Management International, Inc.

"SEC" means the U.S. Securities and Exchange Commission.

"Schroder Core" means Schroder Capital Funds, a Delaware business trust.

"Schroder Core Board" means the Board of Trustees of Schroder Core.

"Schroder Core Portfolio" means Schroder EM Core Portfolio.

"Trust" means Forum Funds, a Delaware business trust.


"U.S. Government Securities" means a security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.


"1940 Act" means the Investment Company Act of 1940, as amended.

2. INVESTMENT POLICIES

INTRODUCTION


The following information supplements the discussion found under "Investment Objective and Policies" and "Additional Investment Policies" in the Prospectus. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Portfolio which has substantially the same investment objective and policies. Because the Fund has substantially the same investment policies as the Portfolio in which it invests and currently invests all of its assets in that Portfolio, investment policies for the Fund and the Portfolio in which it invest are generally discussed in reference to the Fund.

OPTIONS

The Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

COVERED CALL OPTIONS. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

COVERED PUT OPTIONS. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

PURCHASING PUT AND CALL OPTIONS. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may also purchase put and call options to enhance its current return.

OPTIONS ON FOREIGN SECURITIES. The Fund may purchase and sell options on foreign securities if in SCMI's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that SCMI will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of SCMI to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when SCMI believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

FUTURES CONTRACTS

In order to hedge against the effects of adverse market changes, The Fund that may invest in debt securities may buy and sell futures contracts on debt securities of the type in which the Fund may invest and on indexes of debt securities. In addition, the Fund may purchase and sell stock index futures to hedge against changes in stock market prices. The Fund may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Fund's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the CFTC.

FUTURES ON DEBT SECURITIES AND RELATED OPTIONS. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by the Fund of futures contracts on debt securities is subject to SCMI's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Investment Objectives and Policies - Futures Contracts - Margin Payments". Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

INDEX FUTURES CONTRACTS AND OPTIONS. The Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. Debt index futures in which the Fund is presently expected to invest are not now available, although such futures contracts are expected to become available in the future. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

The Fund may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge the Fund's investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, each of the Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

MARGIN PAYMENTS. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

HEDGING RISKS. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of a hedge. SCMI will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by the Fund for hedging purposes is also subject to SCMI's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by SCMI may still not result in a successful hedging transaction over a very short time period.

OTHER RISKS. The Fund will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. SCMI will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

FORWARD COMMITMENTS

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if SCMI deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

WHEN-ISSUED SECURITIES

The Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income. While the Fund may sell its right to acquire when-issued securities prior to the settlement date, the Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Fund will establish a segregated account in which it will maintain cash and U.S. Government Securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.


LOANS OF PORTFOLIO SECURITIES


The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, SCMI considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund will not lend portfolio securities to borrowers affiliated with the Fund.

The Fund may not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets.

FOREIGN SECURITIES

The Fund may invest in foreign securities and in certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

In addition, to the extent that the Fund's foreign investments are not United States dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

In determining whether to invest in securities of foreign issuers, the investment adviser of the Fund seeking current income will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging."

When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging , the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the

Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in SCMI's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when SCMI believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ZERO-COUPON SECURITIES

Zero-coupon securities in which the Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other series of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

EMERGING MARKETS COUNTRIES

         The following countries are not deemed to be "emerging markets" for the Fund.

                    Australia                          The Netherlands
                    Austria                            New Zealand
                    Belgium                            Norway
                    Canada                             Portugal
                    Denmark                            Singapore
                    Finland                            Spain
                    France                             Sweden
                    Germany                            Switzerland
                    Ireland                            United Kingdom
                    Italy                              USA
                    Japan


3. ADDITIONAL INVESTMENT POLICIES


The following investment limitations restate or are in addition to those described under "Investment Objective and Policies" and "Additional Investment Policies" in the Prospectus. The Fund has substantially the same fundamental investment policies as the Portfolio.

The investment objective and fundamental investment policies of the Fund may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities, as defined in the 1940 Act, means the lesser of: (1) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented; or (2) more than 50% of the outstanding shares of the Fund. Investment policies are not fundamental unless they are designated as fundamental. Non-fundamental investment policies may be changed by the Trust's Board of Trustees without shareholder approval.

FUNDAMENTAL POLICIES

INDUSTRY CONCENTRATION: The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BORROWING: The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to one third of the Fund's total assets.

REAL ESTATE: The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

LENDING:  The Fund may not make loans to other  parties.  For  purposes  of this
limitation,   entering  into  repurchase  agreements,   lending  securities  and
acquiring any debt security are not deemed to be the making of loans.

COMMODITIES: The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

UNDERWRITING: The Fund may not underwrite (as that term is defined in the Securities Act of 1933, as amended) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

SENIOR SECURITIES: The Fund may not issue any class of senior securities except to the extent consistent with the 1940 Act.

NON-FUNDAMENTAL RESTRICTIONS: The following investment restrictions are not fundamental policies of the Fund.

DIVERSIFICATION: To the extent required to qualify as a regulated investment company under the Code, the Fund may not purchase a security (other than a U.S. government security or a security of an investment company) if, as a result, (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

BORROWING: For purposes of the Fund's limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities ("leverage transactions").

LIQUIDITY: The Fund may not invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable.

EXERCISING CONTROL OF ISSUERS: The Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

OTHER INVESTMENT COMPANIES: The Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

MARGIN AND SHORT SALES: The Fund may not purchase securities on margin, except that the Portfolio may use short-term credit for the clearance of the Portfolio's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


4.  PERFORMANCE DATA


The Fund may quote performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

For the period beginning December 24, 1997 (the commencement of operations) to May 31, 1998, the Fund had unannualized total returns of 12.22%, 15.39%, and (10.91%). The total return figures take into consideration the applicable maximum sales charge.

In performance advertising the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


TOTAL RETURN CALCULATIONS

The Fund may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

         P (1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge; excluding sales charges from a total return calculation produces a higher return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.


Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:

                  PT = period total return;
                  The other definitions are the same as in average annual total return above.


Investors who purchase and redeem shares of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.


OTHER ADVERTISING MATTERS


The Fund may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Fund's Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (11) the net asset value, net assets or number of shareholders of the Fund as of one or more dates.


5.  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Trustee, Chairman and President (age 55)

         President, Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)

          Professor of Economics, University of California, Los Angeles, since July 1992. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 56)

         President of Technology Marketing Associates (a marketing consulting company) since September 1991. His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 54)

         Partner at the law firm of Reid and Priest, LLP, since 1995. Prior thereto, he was a partner at the law firm of Winthrop Stimson Putnam & Roberts from 1989 to 1995. His address is 40 West 57th Street, New York, New York 10019.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age 43)

          Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong, Treasurer (age 32)

         Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Mr. Hong also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk,  Secretary (age 34)

          Assistant Counsel, Forum Financial Group, LLC with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Pamela Stutch, Assistant Secretary (age 31)

          Fund Administrator, Forum Financial Group, LLC with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION. Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of May 31, 1998, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each independent Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended May 31, 1998.

                                                           ACCRUED           ANNUAL
                                        AGGREGATE          PENSION        BENEFITS UPON       TOTAL
         TRUSTEE                      COMPENSATION        BENEFITS         RETIREMENT      COMPENSATION
         -------                      ------------        --------         ----------      ------------
         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                   $640.69            None              None            $640.69
         Mr. Cheng                       $649.69            None              None            $640.69
         Mr. Parish                      $649.69            None              None            $640.69

THE PORTFOLIOS

The following information relates to the principal occupations during the past five years of each trustee and executive officer of Schroder Core and shows the nature of any affiliation with SCMI. Except as noted, each of these individuals currently serves in the same capacity for Schroder Capital Funds (Delaware), Schroder Capital Funds II and Schroder Series Trust, other registered investment companies in the Schroder family of funds. If no address is shown, the person's address is that of the Trust, Two Portland Square. Portland, Maine 04101.

Peter E. Guernsey (age 75), Trustee of Schroder Core

          Insurance Consultant since August 1986. His address is Schroder Core, Two Portland Square, Portland, Maine.

John I. Howell (age 80), Trustee of Schroder Core

          Private Consultant since February 1987;  Honorary  Director,  American
          International Group, Inc.; Director, American International Life Assurance Company of New York. His address is c/o Schroder Core, Two Portland Square, Portland, Maine.

Clarence F. Michalis (age 75), Trustee of Schroder Core

          Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation). His address is c/o Schroder Core, Two Portland Square, Portland, Maine.

Hermann C. Schwab (age 77), Trustee of Schroder Core

          Retired since March, 1988. His address is c/o Schroder Core, Two Portland Square, Portland, Maine.

Peter S. Knight (age 46), Trustee of Schroder Core

          Partner, Wunder, Knight, Levine, Thelen & Forcey; Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group Inc., Formerly, Campaign Manager, Clinton/Gore `96. His address is c/o Schroder Core, Two Portland Square, Portland, Maine

Hon. David N. Dinkins (age 69), Trustee of Schroder Core

          Professor, Columbia University School of International and Public Affairs; Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetic Center, Inc.; formerly, Mayor, The City of New York. His address is c/o Schroder Core, Two Portland Square, Portland, Maine

Sharon L. Haugh* (age 51), Trustee of Schroder Core

          Chairman,  Schroder Capital  Management Inc.  ("SCM");  Executive Vice
          President  and  Director,   SCMI;  Chairman  and  Director,   Schroder
          Advisors. Her address is 787 Seventh Avenue, New York, New York.


Mark J. Smith* (age 35), Chairman, President and Trustee of Schroder Core


         Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors. His address is 33 Gutter Lane, London, England.

Mark Astley (age 33), - Vice President of Schroder Core


         First Vice President of SCMI; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1987. His address is 33 Gutter Lane, London, England.


Robert G. Davy (age 36), - Vice President of Schroder Core

         Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1986. His address is 787 Seventh Avenue, New York, New York.

Margaret H. Douglas-Hamilton (age 55), Vice President of Schroder Core

          Secretary of SCM since July 1995;  Senior Vice President  (since April
          1997) and General Counsel of Schroders U.S. Holdings Inc. since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm. Her address is 787 Seventh Avenue, New York, New York.


Richard R. Foulkes (age 51), Vice President of Schroder Core;

          Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989. His address is 787 Seventh Avenue, New York, New York.


Fergal Cassidy (age 28), Treasurer of Schroder Core


         Acting Controller and Assistant Vice President of SCM and SCMI since September 1997; Assistant Vice President of SCM and SCMI from April 1997 to September 1997; Associate, SCMI, from August 1995 to March 1997; prior thereto, Senior Accountant of Concurrency Mgmt, Greenwich, Connecticut from November 1994 to August 1995; and Senior Accountant, Schroder Properties, London from September 1990 to November 1993.

         His address is 787 Seventh Avenue, New York, New York.

John Y. Keffer, Vice President of Schroder Core

Jane P. Lucas (age 35), Vice President of Schroder Core

         Director and Senior Vice President SCMI; Director of SCM since September 1995; Director of Schroder Advisors since September 1996; Assistant Director Schroder Investment Management Ltd. since June 1991. Her address is 787 Seventh Avenue, New York, New York.


Catherine A. Mazza (age 37), Vice President of Schroder Core

         President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.
         Her address is 787 Seventh Avenue, New York, New York.


Alan Mandel (age 41), Assistant Treasurer of Schroder Core


         Vice President of SCMI since September 1998; prior thereto, Director of Mutual Fund Administration for Salomon Brothers Asset Management since 1995; prior thereto, Chief Financial Officer and Vice President of Mutual Capital Management since 1991. His address is 787 Seventh Avenue, New York, New York.


Carin Muhlbaum (age 36), Assistant Secretary of Schroder Core


         Vice President of SCMI since 1998; prior thereto, an investment management attorney at Seward & Kissel since 1998; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since 1989. Her address is 787 Seventh Avenue, New York, New York.


Michael Perelstein (age 41), Vice President of Schroder Core


         Director since May 1997 and Senior Vice President of SCMI since January 1997; prior thereto, Managing Director of MacKay - Shields Financial Corp. His address is 33 Gutter Lane, London, England.


Alexandra Poe (age 37), - Secretary and Vice President of Schroder Core

         Vice President of SCMI since August 1996; General Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989. Her address is 787 Seventh Avenue, New York, New York.


John A. Troiano (age 38), Vice President of Schroder Core

         Director of SCMI since April 1997; Chief Executive Officer, since July 1, 1997, of SCMI and Managing Director and Senior Vice President of SCMI since October 1995; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981. His address is 787 Seventh Avenue, New York, New York.

Ira L. Unschuld (age 31), Vice President of Schroder Core

         Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993. His address is 787 Seventh Avenue, New York, New York.

Nicholas Rossi (age 35), Assistant Secretary of Schroder Core

         Associate  of SCMI since  October  1997 and  Assistant  Vice  President
         Schroder Advisors since March 1998; prior thereto Mutual Fund Specialist, Willkie Farr & Gallagher since May 1996; prior thereto, Fund Administrator with Furman Selz LLC since 1992. His address is 787 Seventh Avenue, New York, New York.

Thomas G. Sheehan, Assistant Treasurer and Assistant Secretary of Schroder Core

Cheryl O. Tumlin (age 32), Assistant Treasurer and Assistant Secretary of Schroder Core

          Assistant Counsel, Forum Financial Group, LLC since July 1996. Prior thereto, Ms. Tumlin was an attorney with the U.S. Securities and Exchange Commission, Division of Market Regulation. Her address is Two Portland Square, Portland, Maine 04101.

THE INVESTMENT ADVISER


The Fund invests its assets in the Portfolio, a series of Schroder Core.

SCMI, 787 Seventh Avenue, New York, New York, 10019, serves as investment adviser to the Portfolio pursuant to an investment advisory agreement. SCMI (as well as SCM) is a wholly owned U.S. subsidiary of Schroders Incorporated (doing business in New York State as Schroders Holdings), the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in seventeen countries worldwide. The Schroder Group specializes in providing investment management services, with funds under management in excess of $175 billion as of June 30, 1998.

Under the investment advisory agreements, SCMI is responsible for managing the investment and reinvestment of the assets included in the Portfolio and for continuously reviewing, supervising and administering the Portfolio's investments. In this regard, SCMI is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. SCMI also furnishes to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio.

Under the terms of the investment advisory agreements, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material inside information that may be in its possession or in the possession of its affiliates.

The investment advisory agreements each continue in effect provided such continuance is approved annually: (1) by the vote of a majority of the outstanding voting securities of the Portfolio (as defined by the 1940 Act) or by the Schroder Core Board and (2) by a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any party to the agreement. The investment advisory agreement with respect to the Portfolio may be terminated without penalty by vote of the Trustees or the interestholders of the Portfolio, in each case on 60 days' written notice to SCMI, or by SCMI on 60 days' written notice to the Schroder Core Board. The agreements terminate automatically if assigned. Each agreement also provides that, with respect to the Portfolio, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of SCMI's duties or by reason of reckless disregard of its or their obligations and duties under the agreement.

For its services with respect to the Portfolio, SCMI receives an advisory fee at an annual rate of 1.00% of the average daily net assets of the Portfolio. The Fund bears a pro rata portion of advisory fees of the Portfolio. The following table shows the gross fees payable for advisory services rendered, the amount of advisory fees waived, if any, and the actual advisory fees paid by the Fund.

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $31                         $28                         $3


THE ADMINISTRATOR

Pursuant to an Administrative Agreement with the Trust, Forum Administrative Services, LLC ("FAdS") acts as administrator of the Fund. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, SCMI, or their affiliates.

The Administration Agreement will remain in effect for a period of twelve months with respect to the Fund and will continue in effect thereafter only if it is specifically reapproved annually (1) by the Board or by majority vote of the shareholders of the Fund and (2) by vote of a majority of the Trustees of the Trust who are not party to the Administrative Agreement or interested persons of any such party (other than as Trustees of the Trust).

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Board or by FAdS on 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any action or inaction except for willful
misfeasance,   bad  faith,  reckless  disregard,  or  gross  negligence  in  the
performance  of  its  duties  under  the  Administration   Agreement.

For its administrative services, FAdS receives a fee at an annual rate of 0.20% of the Fund's average daily net assets.

Pursuant to an Administration Agreement between Schroder Core and Schroder Fund Advisors Inc. ("Schroder Advisors") located at 787 Seventh Avenue, New York, New York 10019, Schroder Advisors serves as administrator for the Portfolio. Schroder Advisors is a wholly-owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. Pursuant to a Subadministration Agreement between Schroder Core and FAdS, FAdS serves as the subadministrator for the Portfolio.

Pursuant to their respective Administration Agreements, Schroder Advisors and FAdS provides management and administrative services necessary to the operation of Portfolio including, among other things, the negotiation of contracts and fees with, and monitoring of performance and billing of the transfer agent and custodian and arranging for maintenance of books and records of the Portfolio. At the request of the Board of Schroder Core, Schroder Advisors and FAdS also provide Schroder Core with general office facilities and persons satisfactory to the Board to serve as officers of Schroder Core. Those officers as well as certain other employees and Trustees of Schroder Core, may be directors, officers or employees of FAdS, SCMI, or their affiliates.

The respective Administration Agreements will remain in effect for a period of twelve months and will continue in effect thereafter only if they are specifically reapproved annually (1) by the Schroder Core Board or by majority vote of the shareholders of the Portfolio and (2) by vote of a majority of the Trustees of Schroder Core who are not party to the Administrative Agreement or interested persons of any such party (other than as Trustees of Schroder Core).

The Administration Agreements terminate automatically if it is assigned and may be terminated without penalty with respect to a Portfolio by vote of the Schroder Core Board by Schroder Advisors or FAdS, where applicable, on 60 days' written notice. The Administration Agreements also provides that Schroder Advisors and FAdS shall not be liable for any action or inaction except for willful misfeasance, bad faith, or gross negligence in the performance of its duties under the applicable Administration Agreement.

For these services, Schroder Advisors and FAdS are each entitled to receive from Schroder Core fees at the annual rates of 0.10% and 0.075%, respectively, of the Portfolio's average daily net assets.

The Fund is responsible for its pro rata share of the Portfolio's administrative expenses. The following table shows the gross fees payable for administrative services rendered, the amount of administrative fees waived, if any, and the actual administrative fees paid by the Fund for the fiscal year ended May 31, 1998.



FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------


1998                           $9                          $6                          $3


THE DISTRIBUTOR


Pursuant to a Distribution Agreement with the Trust effective January __, 1999, Forum Fund Services, Inc. ("FFS"), an affiliate of FAdS, serves as the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund. Prior thereto, Forum Financial Service, Inc. ("FFSI") served as the Fund's distributor pursuant to the same terms and compensation. FFSI is under no obligation to sell any specific amount of Fund shares. All subscriptions of shares obtained by FFSI are directed to the Trust or acceptance and are not binding on the Trust until accepted.

The Distribution Agreement will continue in effect with respect to the Fund for twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by majority vote of the Fund's shareholders and in either case, by a majority of the Trustees who: (1) are not parties to the Distribution Agreement; (2) are not interested persons of any such party or of the Trust and
(3) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement.

The Distribution Agreement terminates automatically upon assignment and may be terminated with respect to the Fund without penalty by the Board or by a majority vote of its shareholders on 60 days' written notice to FFS or by FFS on 60 days' written notice to the Trust. The Distribution Agreement provides that FFS shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

For these services, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. For the fiscal year ended May 31, 1998, no sales charges were paid to FFSI in connection with the purchases of the Fund.


THE TRANSFER AGENT


Pursuant to a Transfer Agency and Services Agreement, Forum Shareholder Services, LLC ("FSS") acts as transfer agent of the Trust. With respect to the Fund, the Transfer Agency and Services Agreement provides for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or by a majority vote of the shareholders of the Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency and Services Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency and Services Agreement.


Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Fund. FSS, FAdS or sub-transfer agents or processing agents retained by FSS may be Processing Organizations (as defined in the Prospectus) and, in the case of sub- transfer agents or processing agents, may also be affiliated persons of FSS or Forum.


For its services under the Transfer Agency and Services Agreement, FSS receives:
(1) a fee at an annual rate of 0.25% of the average daily net assets of the Fund; (2) a fee of $24,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (3) Annual Shareholder Account Fees of $25.00 for a retail and $125.00 for an institutional shareholder account; such fees to be computed as of the last business day of the prior month.


FSS or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund.

FSS also is the Schroder Core Portfolio's transfer agent pursuant to a Transfer Agency and Fund Accounting Agreement between Schroder Core and FSS. FSS is compensated for those services in the amount of $12,000 per year plus certain interestholder account fees.


The Fund is responsible for its pro rata share of the Portfolio's transfer agency expenses, if any. The following table shows the gross fees payable for transfer agency services rendered, the amount of transfer agency fees waived, if any, and the actual transfer agency fees paid by the Fund for the fiscal year ended May 31, 1998.


FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $5,282                      $8                          $5,274

THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust, FAcS performs portfolio accounting services for the Fund. Pursuant to the Fund Account Agreement, FAcS prepares and maintains books and records of the Fund as required under the 1940 Act, calculates the net asset value per share of the Fund and dividends and capital gain distributions and prepares period reports to shareholders and the Securities and Exchange Commission.


The Fund Accounting Agreement will continue in effect with respect to the Fund for twelve months from the date of its effectiveness and will continue in effective if such continuance is specifically approved at least annually by the Board of Trustees or by majority vote of the Fund's shareholders and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement. For its services, FAcS receives from the, Fund an annual fee of $12,000.

FSS performs transfer agency and portfolio accounting services for the Portfolio pursuant to a Transfer Agency and Fund Accounting Agreement between Schroder Core and FSS. For its portfolio accounting services, FSS is entitled to receive a fee of $60,000 per year, plus additional surcharges based upon total assets or security positions.

The Fund is responsible for its pro rata share of a Portfolio's fund accounting expenses. The following table shows the gross fees payable for fund accounting fees, the amount of fund accounting fees waived, if any, and the actual fund accounting fees paid by the Fund for the fiscal year ended May 31, 1998.

FISCAL YEAR ENDED
MAY 31                         GROSS FEE                   WAIVED FEE                  NET FEE
------                         ---------                   ----------                  -------

1998                           $7,266                      $0                          $7,266


6.  DETERMINATION OF NET ASSET VALUE


The Trust determines the net asset value per share of the Fund as of the close of the New York Stock Exchange (the "Exchange") (normally, 4:00 p.m., Eastern
Time) on each Business Day as defined in the Prospectus, by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of the Fund's shares outstanding at the time the determination is made. Purchases and sales of the Fund are effected at the next determination of the net asset value of that Fund following the receipt of any purchase or redemption order.

Securities owned by the Fund or Portfolio listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board.


Trading in securities on European and Far Eastern Securities exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which a Portfolio's NAV is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Schroder Core Board or the Board.


All assets and liabilities of the Portfolio or the Fund denominated in foreign currencies are converted to U.S. dollars at the mid price of such currencies against U.S. dollars last quoted by a major bank prior to the time when NAV of the Fund or Portfolio is calculated.


7.  PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS


Investment decisions for the Portfolio and for SCMI's other investment advisory clients are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved, and a particular security may be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner that, in SCMI's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


BROKERAGE AND RESEARCH SERVICES


Transactions on U.S. stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of the transaction; for example, transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. Since most brokerage transactions for the Portfolio are placed with foreign broker-dealers, certain portfolio transaction costs for a Portfolio may be higher than fees for similar transactions executed on U.S. securities exchanges. However, SCMI seeks to achieve the best net results in effecting its portfolio transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Brokerage commissions are not paid directly by the Fund as it invests its assets directly in the Portfolio.

The Portfolio's advisory agreement authorizes and directs SCMI to place orders for the purchase and sale of the Portfolio's investments with brokers or dealers SCMI selects and to seek "best execution" of portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain the most favorable price and execution available. The Portfolio may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it deems relevant, including price, transaction size, the nature of the market for the security, the commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions.

Historically, investment advisers, including advisers of investment companies and other institutional investors, have received research services from broker-dealers that execute portfolio transactions for the advisers' clients. Consistent with this practice, SCMI may receive research services from broker-dealers with which it places portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including other Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolio. The investment advisory fee paid by the Portfolio is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, SCMI may cause the Portfolio to pay a broker-dealer that provides SCMI with "brokerage and research services" (as defined in that Section) an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction. In addition, although it does not do so currently SCMI may allocate brokerage transactions to broker-dealers who have entered into arrangements under which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward payment of Portfolio expenses, such as custodian fees.

Subject to the general policies of the Portfolio regarding allocation of portfolio brokerage as set forth above, the Board has authorized SCMI to employ:
(1) Schroder & Co. Inc., an affiliate of SCMI, to effect securities transactions of the Portfolio on the New York Stock Exchange only; and (2) Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect securities transactions of the Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder & Co. Inc. or Schroder Securities for effecting brokerage transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a securities exchange paid by a Portfolio to a broker that is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the policy of the Portfolio that commissions paid to Schroder & Co. Inc. or Schroder Securities will, in SCMI's opinion, be: (1) at least as favorable as commissions contemporaneously charged by Schroder & Co. Inc. or Schroder Securities, as the case may be, on comparable transactions for their most favored unaffiliated customers; and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Schroder Core Board, including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that commissions paid to Schroder & Co. Inc. or Schroder Securities by a Portfolio satisfy these standards. Such procedures are reviewed periodically by the Board, including a majority of the non-interested Trustees. The Schroder Core Board also reviews all transactions at least quarterly for compliance with such procedures.

It is further a policy of the Portfolio that all such transactions effected by Schroder & Co. Inc. on the New York Stock Exchange be in accordance with Rule 11a2-2(T) promulgated under the Securities Exchange Act of 1934, as amended, which requires in substance that a member of such exchange not associated with Schroder & Co. Inc. actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder & Co. Inc. will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

Schroder & Co. Inc. pays a portion of the brokerage commissions it receives from a Portfolio to the brokers executing the transactions on the Exchange. In accordance with Rule 11a2-2(T), the Trust has entered into an agreement with Schroder & Co. Inc. permitting it to retain a portion of the brokerage commissions paid to it by the Portfolio. The Board, including a majority of the non-interested Trustees, has approved this agreement.

The Portfolios does not have any understanding or arrangement to direct any specific portion of its brokerage to Schroder & Co. Inc. or Schroder Securities, and none will direct brokerage to Schroder & Co. Inc. or Schroder Securities in recognition of research services.

From time to time, the Portfolio may purchase securities of a broker or dealer through which it regularly engages in securities transactions.


8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Detailed information pertaining to the purchase of shares of the Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Purchases and Redemptions of Shares".

Shares of the Fund are sold on a continuous basis by FFS.

Set forth below is an example of the method of computing the offering price of the Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on May 31, 1998.


Net Asset Value Per Share                                 $9.28

Shares Charge, 4.00% of
offering  price  (4.17%  of net
asset value per share)                                    $0.39

Offering to Public                                        $9.67

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which the Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


REDEMPTION IN KIND


In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of the Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

EXCHANGE PRIVILEGE


The exchange privilege permits shareholders of the Fund to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain FAdS or its affiliates as investment adviser or distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.


By use of the exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with the same sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

9.  TAX MATTERS


The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to Federal income tax on its net investment income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gains or losses from certain foreign currency transactions, generally are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by the Fund may be deemed "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.


The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as the Fund may limit the extent to which the Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income.


Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net loss from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund held for six months or less with respect to which distributions of net capital gain have been paid will, to the extent of such distributions, be treated as long-term capital loss. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.


Distributions by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.


Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that certain distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

10.  OTHER INFORMATION

SCHRODER CORE


Schroder Core is a business trust organized under the law of the State of Delaware in September 1995. Schroder Core is registered under the Act as an open-end management investment company. Currently, Schroder Core has eight separate portfolios. The assets of each Schroder Core Portfolio, and of any other portfolios of each respective trust now existing or created in the future, belong only to the Portfolio or those other portfolios, as the case may be. The assets belonging to a portfolio are charged with the liabilities of and all expenses, costs, charges and reserves attributable to that portfolio. Under Schroder Core's Trust Instrument, the Trustees are authorized to issue beneficial interest in one or more separate and distinct series. Investments in the Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Each investor in the Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolio and other series (collectively, the "portfolios") Schroder Core will all vote together in certain circumstances (e.g., election of the Trustees). One or more portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate interests in Schroder Core or in the Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but Schroder Core each will hold special meetings of investors when
(1) a majority of the Trustees determines to do so or (2) investors holding at least 10% of the interests in Schroder Core (or the Portfolio) request in writing a meeting of investors in Schroder Core (or the Portfolio). Except for certain matters specifically described in the Trust Instrument, the Trustees may amend the Trust's Trust Instrument without the vote of investors.

Schroder Core may enter into a merger or consolidation with respect to the Portfolio or sell all or substantially all of its assets, if approved by the applicable Board (without approval of the interestholders of the Portfolio). The Portfolio may be terminated (1) upon liquidation and distribution of its assets, if approved by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act); or (2) by the Trustees of Schroder Core on written notice to the Portfolio's investors. Upon liquidation or dissolution of the Portfolio, the investors therein would be entitled to share pro rata in its net assets available for distribution to investors.

Schroder Core is organized as a business trust under the law of the State of Delaware. Schroder Core's interestholders are not personally liable for the obligations of the trust under Delaware law. The Delaware Business Trust Act provides that an interestholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust interestholder liability exists in many other states, including Texas. As a result, to the extent that Schroder Core or an interestholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject Schroder Core to liability. To guard against this risk, the Trust Instrument of Schroder Core disclaims liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by Schroder Core or their respective Trustees, and provides for indemnification out of Trust property of any interestholder held personally liable for the obligations of Schroder Core. Thus, the risk of an interestholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law;
(2) no contractual limitation of liability is in effect; and (3) Schroder Core, as applicable, itself is unable to meet its obligations. In light of Delaware law, the nature of the trusts' business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust interestholder is remote.


PLACEMENT AGENT


Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101, serves as Schroder Core's placement agent. FFS receives no compensation for such placement agent services.


COUNSEL

Legal matters in connection with the issuance of beneficial interests of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G Street, N.W. Washington, D.C. 20005.


Ropes & Gray, One International Place, Boston, Massachusetts, serves as counsel to the Schroder Core Portfolio.


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, act as auditors for the Trust.


PricewaterhouseCoopers, LLP, One Post Office Square, Boston, Massachusetts 02109, ("Coopers") serves as independent accountants for the Portfolio.


CUSTODIAN


Pursuant to a Custodian Agreement, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, acts as the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on the Fund's investments.


The Chase Manhattan Bank ("Chase"), through its Global Securities Services division located in London, England, acts as custodian of Schroder EM Core Portfolio's assets, but Chase plays no role in making decisions as to the purchase or sale of portfolio securities for a Portfolio. Pursuant to rules adopted under the 1940 Act, the Schroder Core Portfolio may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Schroder Core Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Portfolio; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of portfolio assets.

FINANCIAL STATEMENTS


The financial statements of the Fund and the Schroder Core portfolio in which it invests for the fiscal year ended May 31, 1998, which are included in the Annual Report to Shareholders of the Trust and delivered along with this Statement of Additional Information, are incorporated herein by reference.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of December __October 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.


---------------------------------------- ------------------------ ---------------------------------------

                                         Percentage   of  Shares  Amount of Shares of Fund Owned
                                         Owned

---------------------------------------- ------------------------ ---------------------------------------
---------------------------------------- ------------------------ ---------------------------------------
Emerging Markets Fund
---------------------------------------- ------------------------ ---------------------------------------

                           APPENDIX B


                ADDITIONAL ADVERTISING MATERIALS

  TEXT OF FORUM BROCHURE

  In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

  "FORUM FINANCIAL GROUP OF COMPANIES

  Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

  The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

  The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

  Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

  For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.


  Today Forum Financial Group administers and provides services for over 149 mutual funds for 12 different fund managers, with more than $38 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 275 professionals worldwide.


  From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

  Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

  Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

  Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

  Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

  Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 4 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

  More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

  Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

  INVESTMENT ADVISERS


  Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

  Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed approximately $175 billion as of June 30, 1998.


  Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.05 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

  FORUM INVESTMENT ADVISORS, LLC

  Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.9 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

  FORUM FAMILY OF FUNDS

  It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

  The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

  In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

  Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

  PEOPLES HERITAGE NEWS RELEASE

  Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

  'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

   "We  think  we  are  adding  the   additional   competitive
  advantage of funds that are managed and administered close to home."

  Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.

  Forum Financial, based in Portland, Maine since 1987, administers 149 funds with more than $38 billion in assets. Forum manages mutual funds for independent investment advisors such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment advisor with approximately $1.9 billion in fund assets under management.

  "We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

  H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.05 billion in assets under management and $388 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.

  "I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment advisor, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

  Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

  FORUM FINANCIAL GROUP:

  Headquarters:  Two Portland Square, Portland, Maine 04101
  President:  John Y. Keffer
  Offices:  Portland, Seattle, Warsaw, Bermuda
  *Established   in  1986  to  administer   mutual  funds  for
  independent investment advisors and banks
  *Among the nation's largest third-party fund administrators
  *Uses  proprietary  in-house systems and custom  programming capabilities
           *Administration    and    Distribution    Services:
           Regulatory,    compliance,    expense   accounting,
           budgeting for all funds
           *Fund  Accounting  Services:  Portfolio  valuation,
           accounting, dividend declaration, and tax advice
           *Shareholder  Services:  Preparation of statements,
           distribution  support,  inquiries and processing of
           trades
  *Client Assets under  Administration  and Distribution:  $38 billion
  *Client Assets Processed by Fund Accounting:  $49 billion
  *Client Funds under  Administration  and  Distribution:  149 mutual funds with 226 share classes
  *International Ventures:
           Joint  venture with Bank  Handlowy in Warsaw,  Poland,  using Forum's
           proprietary   transfer  agency  and  distribution  systems  Off-shore
           investment fund administration, using Bermuda as Forum's center of operations
  *Forum Employees:  United States -200 Poland - 71, Bermuda - 4
   ---------------

  FORUM CONTACTS:
  Mark  Kaplan,   Managing   Director  and  Portfolio   Manager,   Forum
  Investment Advisors, LLC,
  (207) 879-1900 X 6123
  Tony  Santaniello,  Director of Marketing,  (207) 879-1900 X
  6175

  H.M. PAYSON & CO.:

  Headquarters:  One Portland Square, Portland, Maine
  President and Managing Director: John Walker
  Quality   investment   services  and   conservative   wealth
  management since 1854
  *Assets under Management: $1.05 Billion
  *Custody Income Assets: $388 Million
  *Client Base: 85% individuals; 15% institutional
  *Owned by 13 shareholders; 12 managing directors
  *Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
  *Employees: 45


  H.M. PAYSON & CO. CONTACT:
  Joel Harris, Marketing Coordinator, (207) 772-3761

                                     PART C
                                OTHER INFORMATION

  ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

           (a)      Financial statements

                             Prospectus:  Financial Highlights.

                             Statement of Additional
                             Information:   Not Applicable

           (b)      Exhibits


               (1)  Trust  Instrument of  Registrant  dated August 29, 1995 (see
                    Note 1).

               (2)  By-Laws of Registrant (see Note 2).


               (3)  None.

               (4) See the following Sections in the Trust Instrument filed as Exhibit(1): Sections 2.04 and 2.06.


               (5)  (a)  Investment  Advisory  Agreement between  Registrant and
                         H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see Note
                         3).


                    (b) Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. relating to Quadra Value Equity Fund dated as of December 20, 1996 (see Note 4).


                    (c) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Carl Domino Associates, L.P.
                         relating to Quadra Value Equity Fund dated as of October 18, 1996 (see Note 4).


                    (d) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see Note
                         3).


                    (e) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. relating to Oak Hall Small Cap Contrarian Fund dated as of June 14, 1996 (see Note 3).

                    (f) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund dated as of January 2, 1998 (see Note 5).

                    (g) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Smith Asset Management Group, L.P. relating to Quadra Growth Fund dated as of November 1, 1997 (see Note 6).

                    (h) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (see Note 7).

                    (i) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997 (see Note 8).

                    (j) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund (see Note 9).

                    (k) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Small Company Opportunities Fund dated as of March 30, 1998 (see Note 8).


               (6)  (a)  Selected  Dealer  Agreement   between  Forum  Financial
                         Services, Inc. and securities brokers (see Note 3).


                    (b) Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see Note
                         3).

                    (c) Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to Quadra Value Equity Fund, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 (see Note 3).


               (7)  None.

               (8)  (a)  Transfer   Agency  and   Services   Agreement   between
                         Registrant and Forum Shareholder Services, LLC relating
                         to  Quadra  Value  Equity  Fund,  Quadra  Growth  Fund,
                         Investors Bond Fund, TaxSaver Bond Fund, Investors High
                         Grade  Bond  Fund,   Maine  Municipal  Bond  Fund,  New
                         Hampshire Bond Fund,  Equity Index Fund,  Small Company
                         Opportunities Fund, International Equity Fund, Emerging
                         Markets Fund,  Investors Equity Fund,  Investors Growth
                         Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall
                         Small Cap Contrarian  Fund,  Austin Global Equity Fund,
                         Polaris   Global  Value  Fund  and   Investor   Shares,
                         Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury
                         Obligations Fund, Daily Assets  Government  Obligations
                         Fund, Daily Assets Cash Fund and Daily Assets Municipal
                         Fund dated May 19, 1998 (see Note 3).


                    (b) Custodian Agreement between Registrant and BankBoston N.A., relating to, Quadra Value Equity Fund, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998 (see
                         Note 9).

               (9)  (a)  Administration  Agreement between  Registrant and Forum
                         Administrative Services, LLC relating to Quadra Value Equity Fund, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see Note 3).


                    (b) Shareholder Service Plan of Registrant relating to Quadra Growth Fund dated June 19, 1997, amended September 22, 1997 and Form of Shareholder Service Agreement relating to Quadra Funds (see Note 10).

                    (c) Shareholder Service Plan of Registrant dated September 22, 1997 and Form of Shareholder Service Agreement dated December 5, 1997 relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see Note 11).

                    (d) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (see Note 8).

                    (e) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to Oak Hall Small Cap Contrarian Fund (see
                         Note 8).

               (10) Opinion of Seward & Kissel  dated  January 5, 1996 (see Note
                    12)

               (11) (a) Consent of Independent Auditors - Deloitte & Touche, LLP (filed herewith).

                    (b) Consent of Independent Auditors - KPMG Peat Marwick LP (filed herewith).

                    (c)  Consent      of       Independent       Auditors      -
                         PricewaterhouseCoopers LLP (filed herewith).


               (12) None.

               (13) Investment  Representation  letter of Reich & Tang,  Inc. as original purchaser of shares of Registrant (see Note 3).



               (14) Form of Disclosure Statement and Custodial Account Agreement
                    applicable to individual retirement accounts (see Note 3).

               (15) Form of Rule 12b-1 Plan adopted by Registrant (see Note 3).

               (16) Schedule of Sample  Performance  Calculations  (see Note 13)
                    relating to:

                          Investors High Grade Bond Fund                    Payson Balanced Fund
                          Investors Bond Fund                               Austin Global Equity Fund
                          TaxSaver Bond Fund                                Oak Hall Small Cap Contrarian Fund
                          Maine Municipal Bond Fund                         Quadra Value Equity Fund
                          New Hampshire Bond Fund                           Quadra Growth Fund
                          Daily Assets Treasury Obligations Fund            Equity Index Fund
                          Daily Assets Government Fund                      Investors Equity Fund
                          Daily Assets Government Obligations Fund          Investors Growth Fund
                          Daily Assets Cash Fund                            Small Company Opportunities Fund
                          Daily Assets Municipal Fund                       International Equity Fund
                          Payson Value Fund                                 Emerging Markets Fund


                  (17)     Financial Data Schedules (filed herewith)

                  (18)     18f-3 plan adopted by Registrant (see Note 3).


         Other Exhibits:


                  Power of Attorney for James C. Cheng (see Note 1). Power of Attorney for Costas Azariadis (see Note 1). Power of Attorney for J. Michael Parish (see Note 1). Power of Attorney for John Y. Keffer (see Note 8).

         ---------------
Note (1) Exhibit incorporated by reference as filed in PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780.

     (2) Exhibit incorporated by reference as filed in PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

     (3) Exhibit incorporated by reference as filed in PEA No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

     (4) Exhibit incorporated by reference as filed in PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646.

     (5) Exhibit incorporated by reference as filed in PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

     (6) Exhibit incorporated by reference as filed in PEA No. 48 via EDGAR on October 31, 1997, accession number 0001004402-97-000152.


     (7) Exhibit incorporated by reference as filed in PEA No. 62 via EDGAR on June 8, 1998, accession number 0001004402-98-000339.

     (8) Exhibit incorporated by reference as filed in PEA No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530.

     (9) Exhibit incorporated by reference as filed in PEA No. 64 via EDGAR on July 31, 1998, accession number 0001004402-98-000421.

     (10) Exhibit incorporated by reference as filed in PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163.

     (11) Exhibit incorporated by reference as filed in PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189.

     (12) Exhibit incorporated by reference as filed in PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

     (13) Exhibit incorporated by reference as filed in PEA No. 61 via EDGAR on May 8, 1998, accession number 0001004402-98-000295.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

         --------------------------------------------------------------------------- --------------------------------

         Title of Class                                                                  Number of Recordholders
                                                                                         as of September 1, 1998
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Investors High Grade Bond Fund                                                             3
         --------------------------------------------------------------------------- --------------------------------
         Investors Bond Fund                                                                       61
         --------------------------------------------------------------------------- --------------------------------
         TaxSaver Bond Fund                                                                        40
         --------------------------------------------------------------------------- --------------------------------
         Maine Municipal Bond Fund                                                                 390
         --------------------------------------------------------------------------- --------------------------------
         New Hampshire Bond Fund                                                                   75
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Treasury Obligations Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                             4
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     3
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          2
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Government Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                            145
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     4
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          3
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Government Obligations Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                            10
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     5
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          2
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Cash Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                            26
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     5
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          2
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Municipal Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                             2
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     5
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          2
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Payson Value Fund                                                                         369
         --------------------------------------------------------------------------- --------------------------------
         Payson Balanced Fund                                                                      394
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Austin Global Equity Fund                                                                 14
         --------------------------------------------------------------------------- --------------------------------

                                      166


         --------------------------------------------------------------------------- --------------------------------
         Oak Hall Small Cap Contrarian Fund                                                        159
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Quadra Value Equity Fund                                                                  17
         --------------------------------------------------------------------------- --------------------------------
         Quadra Growth Fund                                                                        14
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Polaris Global Value Fund                                                                 177
         --------------------------------------------------------------------------- --------------------------------
         Equity Index Fund                                                                          3
         --------------------------------------------------------------------------- --------------------------------
         Investors Equity Fund                                                                      7
         --------------------------------------------------------------------------- --------------------------------
         Investors Growth Fund                                                                      4
         --------------------------------------------------------------------------- --------------------------------
         Small Company Opportunities Fund                                                           2
         --------------------------------------------------------------------------- --------------------------------
         International Equity Fund                                                                  2
         --------------------------------------------------------------------------- --------------------------------
         Emerging Markets Fund                                                                      2

         --------------------------------------------------------------------------- --------------------------------

ITEM 27.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 5.2 of Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

         "(a)     Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)     No indemnification shall be provided hereunder to a Covered
         Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A)     By the court or other body approving the
                           settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         "(e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a)      Forum Investment Advisors, LLC

                  The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government

                  Obligations Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New
                  Hampshire Bond Fund and Investors Growth Fund) in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC., Member.

                    Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

                    The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Sara M. Morris                    Treasurer                         Forum Investment Advisors, LLC.
                                                   --------------------------------- --------------------------------
                                                   Chief Financial Officer           Forum Financial Group, LLC.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Other Forum affiliated
                                                                                     companies
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 David I. Goldstein                Secretary                         Forum Investment Advisors, LLC.
                                                   --------------------------------- --------------------------------
                                                   General Counsel                   Forum Financial Group, LLC.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Other Forum affiliated
                                                                                     companies
                 --------------------------------- --------------------------------- --------------------------------


                 --------------------------------- --------------------------------- --------------------------------
                 Leslie C. Berthy                  Managing Director                 Forum Investment Advisors, LLC.
                 --------------------------------- --------------------------------- --------------------------------

         (b)      H.M. Payson & Co.

                  The description of H.M. Payson & Co. in the Prospectuses and Statements of Additional Information, with respect to the Payson Value Fund, Payson Balanced Fund and Investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Adrian L. Asherman                Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John C. Downing                   Managing Director, Treasurer      H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 William A. Macleod                Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------
                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Thomas M. Pierce                  Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Peter E. Robbins                  Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John H. Walker                    Managing Director, President      H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Teresa M. Esposito                Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John C. Knox                      Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Harold J Dixon                    Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Laura McDill                      Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Michael R. Currie                 Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 William O. Hall, III              Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

         (c)      Austin Investment Management, Inc.

                  The description of Austin Investment Management, Inc. in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Peter Vlachos                     Director, President, Treasurer,   Austin Investment Management
                                                   Secretary                         Inc.
                 --------------------------------- --------------------------------- --------------------------------

         (d)      Oak Hall Capital Advisors, LLP

                  The description of Oak Hall Capital Advisors, LLP in the Prospectus and Statement of Additional Information with respect to Oak Hall Small Cap Contrarian Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Alexander G. Anagnos              Director, Portfolio Manager       Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------
                                                   Consultant                        American Services Corporation
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Financial Advisor                 WR Family Associates
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Lewis G. Cole                     Director                          Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------
                                                   Partner                           The Law Firm of Strook, Strook
                                                                                     & Lavan
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John J. Hock                      Executive Vice President          Oak Hall Capital Advisors, LLP
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Charles D. Klein                  Portfolio Manager                 Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------
                                                   Director                          American Services Corporation
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Financial Advisor                 WR Family Associates
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 David P. Steinmann                Executive Vice President          Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------
                                                   Secretary, Treasurer              American Securities Corporation
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Administrator                     WR Family Associates
                 --------------------------------- --------------------------------- --------------------------------

         (e)      Carl Domino Associates, L.P.

                  The description of Carl Domino Associates, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Carl J. Domino                    Managing Partner, Portfolio       Carl Domino Associates, L.P.
                                                   Manager
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Paul Scoville, Jr.                Senior Portfolio Manager          Carl Domino Associates, L.P.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Ann Fritts Syring                 Senior Portfolio Manager          Carl Domino Associates, L.P.
                 --------------------------------- --------------------------------- --------------------------------



                                      173




                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John Wagstaff-Callahan            Senior Portfolio Manager          Carl Domino Associates, L.P.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee                           formerly of Batterymarch
                                                                                     Financial Management
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen Krider Kent, Jr.          Senior Portfolio Manager          Carl Domino Associates, L.P.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Senior Portfolio Manager          formerly of Gamble, Jones
                                                                                     Holbrook & Brent
                 --------------------------------- --------------------------------- --------------------------------

         (f)      Smith Asset Management Group, L.P.

                  The description of Smith Asset Management Group, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen S. Smith                  Chief Executive Officer           Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Partner                           Discovery Management
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen J. Summers                Partner                           Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chief Executive Officer           Discovery Management
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Sarah C. Castleman                Partner, Portfolio Manager         Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Partner, Portfolio Manager         Discovery Management
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John D. Brim                      Vice President, Portfolio Manager  Smith Asset Management Group
                                                                                     --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Vice President, Portfolio Manager  Discovery Management
                 --------------------------------- --------------------------------- --------------------------------


         (g)      Norwest Investment Management, Inc.

                  The description of Norwest Investment Management, Inc. ("NIM") in the Prospectus and Statement of Additional Information for Equity Index Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.


                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 P. Jay Kiedrowski                 Chairman, Chief Executive         Norwest Investment Management,
                                                   Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman                          Galliard Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 James W. Paulsen                  Senior Vice President, Chief      Norwest Investment Management,
                                                   Invest Officer                    Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen P. Gianoli                Senior Vice President, Chief      Norwest Investment Management,
                                                   Executive Officer                 Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 David S. Lunt                     Vice President, Senior            Norwest Investment Management,
                                                   Portfolio Manager                 Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Richard C. Villars                Vice President, Senior            Norwest Investment Management,
                                                   Portfolio Manager                 Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Lee K. Chase                      Senior Vice President             Norwest Investment Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Andrew Owen                       Vice President                    Norwest Investment Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Eileen A. Kuhry                   Investment Compliance Specialist  Norwest Investment Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

         (h)      Schroder Capital Management International Inc.

                  The description of Schroder Capital Management International Inc. ("SCMI") in the Prospectus and Statement of Additional Information relating to International Equity Fund and Emerging Markets Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, New York 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI which provides investment management services to international clients located principally in the United States.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 David M. Salisbury                Chairman, Director                SCMI

                                                   --------------------------------- --------------------------------
                                                   Chief Executive, Director         Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroders plc.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee and Officer               Schroder Series Trust II
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Richard R. Foulkes                Deputy Chairman, Director         SCMI
                                                   --------------------------------- --------------------------------
                                                   Deputy Chairman                   Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John A. Troiano                   Chief Executive, Director         SCMI
                                                   ---------------------------------
                                                                                     --------------------------------
                                                   Chief Executive, Director         Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                                                     --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Sharon L. Haugh                   Executive Vice President,         SCMI
                                                   Director
                                                                                     --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director, Chairman                Schroder Fund Advisors Inc
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman, Director                Schroder Capital Management
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Gavin D. L. Ralston               Senior Vice President, Managing   SCMI
                                                   Director
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Ltd.*
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Mark J. Smith                     Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President, Director   Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Fund Advisors Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee and Officer               Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                 --------------------------------- --------------------------------- --------------------------------



                                      176



                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Robert G. Davy                    Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Jane P. Lucas                     Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Fund Advisors Inc.
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Capital Management
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 David R. Robertson                Group Vice President              SCMI
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President             Schroder Fund Advisors Inc.
                                                                                     --------------------------------
                                                   ---------------------------------
                                                   Director of Institutional         Oppenheimer Funds, Inc.
                                                   Business                          resigned 2/98
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Michael M. Perelstein             Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President, Director   Schroders Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Managing Director                 MacKay Shields Financial
                                                                                     Corporation
                                                                                     resigned 11/96
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Louise Croset                     First Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   First Vice President              Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee and Officer               Schroder Series Trust II
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Ellen B. Sullivan                 Group Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Capital Management
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------



                                      177




                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Catherine A. Mazza                Group Vice President              SCMI
                                                   --------------------------------- --------------------------------
                                                   President, Director               Schroder Fund Advisors Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Capital Management
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open end
                                                                                     management investment companies
                                                                                     for which SCMI and/or its
                                                                                     affiliates provide investment
                                                                                     services.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Heather F. Crighton               First Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   First Vice President, Director    Schroder Ltd.*
                 --------------------------------- --------------------------------- --------------------------------


                --------------------------------- ---------------------------------- --------------------------------
                Ira Unschuld                      Group Vice President               SCMI
                                                  ---------------------------------- --------------------------------
                                                  Officer                            Certain open end management
                                                                                     investment companies for
                                                                                     which SCMI and/or its
                                                                                     affiliates provide investment
                                                                                     services.
                --------------------------------- ---------------------------------- --------------------------------

                --------------------------------- ---------------------------------- --------------------------------
                Paul M. Morris                    Senior Vice President              SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  Director                           Schroder Capital Management
                                                                                     Inc.
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  Principal, Senior Portfolio        Weiss, Peck & Greer LLC
                                                  Manager                            resigned 12/96
                --------------------------------- ---------------------------------- --------------------------------

                --------------------------------- ---------------------------------- --------------------------------
                Susan B. Kenneally                First Vice President, Director     SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  First Vice President, Director     Schroder Ltd.*
                --------------------------------- ---------------------------------- --------------------------------

                --------------------------------- ---------------------------------- --------------------------------
                Jennifer A. Bonathan              First Vice President, Director     SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  First Vice President, Director     Schroder Ltd.*
                --------------------------------- ---------------------------------- --------------------------------

         *Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom.

         (i)      Polaris Capital Management, Inc.

                  The description of Polaris Capital Management, Inc. ("Polaris") under the caption "Management Investment Adviser and Portfolio Manager." in the Prospectus for Polaris Global Value Fund and "Management - Investment Adviser and Portfolio Manager" in the Statement of Additional Information relating to that fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Bernard R. Horn, Jr.              President, Portfolio Manager      Polaris Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

         (j)      Quadra Capital Partners, L.P.

                  The description of Quadra Capital Partners, L.P. ("Quadra") under the caption "Management - The Adviser" in the Prospectus for Quadra Value Equity Fund and Quadra Growth Fund and "Management - Advisers" in the Statement of Additional Information relating to those funds, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the principals of Quadra, including their business connections of a substantial nature. The address of the company is 270 Congress Street, Boston, MA 02210.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Eileen Delasandro                 Chief Executive Officer           Quadra Capital Partners, Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Donald Levi                       Chief Operating Officer           Quadra Capital Partners, Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Howard Stevenson                  Chairman                          Quadra Capital Partners, Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Sarofim-Rock Professor            Harvard Business School
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Philip Hamilton                   Director of Strategic Planning,   Quadra Capital Partners, Inc.
                               Compliance Officer
                 --------------------------------- --------------------------------- --------------------------------

         (k)      Peoples Heritage Bank

                  The description of Peoples Heritage Bank ("Peoples") in the Prospectus and Statement of Additional Information, with respect to the Investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the officers of Peoples Trust and Investment Group, including their business connections which are of a substantial nature who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which these are connected is One Portland Square, Portland, Maine 04101.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Gary L. Robinson                  Senior Vice President             Peoples
                 --------------------------------- --------------------------------- --------------------------------
                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Dorothy M. Wentworth              Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen L. Eddy                   Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Dana R. Mitiguy                   Chief Investment Officer          Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Larry D. Pelletier                Vice President                    Peoples
                 217 Main Street
                 Lewiston, Maine 04240
                 --------------------------------- --------------------------------- --------------------------------

                                      179


                 --------------------------------- --------------------------------- --------------------------------
                 Carolyn B. May                    Vice President                    Peoples
                 217 Main Street
                 Lewiston, Maine 04240
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Kevin K. Brown                    Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Donald W. Smith                   Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John W. Gibbons                   Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Joseph M. Pratt                   Vice President                    Peoples
                 74 Hammond Street
                 Bangor, Maine 04401
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Lucy L. Tucker                    Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Nancy W. Bard                     Assistant Vice President          Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Douglas P. Adams                  Trust Officer                     Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Melanie L. Bishop                 Trust Officer                     Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Jeffrey Oldfield                  Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Janet E. Milley                   Assistant Vice President          Peoples
                 74 Hammond Street
                 Bangor, Maine 04401
                 --------------------------------- --------------------------------- --------------------------------

         (l)      Crestone Capital Management, Inc.

                  The   description  of  Crestone   Capital   Management,   Inc.
                  ("Crestone") in the Prospectus and in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111-2614 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)                    Title                      Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Kirk McCown                       President, Director               Crestone Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 P. Jay Kiedrowski                 Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                 Sixth and Marquette Ave.          Chairman, Chief Executive         Norwest Investment Management,
                 Minneapolis, MN 55479             Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman                          Galliard Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen P. Gianoli                Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                 Sixth and Marquette Ave.          Senior Vice President, Chief      Norwest Investment Management,
                 Minneapolis, MN 55479             Executive Officer                 Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Susan Koonsman                    Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                 1740 Broadway                     President                         Norwest Investments & Trust
                  Denver, CO 80274
                 --------------------------------- --------------------------------- --------------------------------

         (m)      Peregrine Capital Management, Inc.

                  The description of Peregrine Capital Management, Inc. ("Peregrine") in the Prospectus and in the Statement of Additional Information relating to Small Company Value Portfolio, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)       Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 James R. Campbell                 Director                          Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                 Sixth and Marquette Ave.          President, Chief Executive        Norwest Bank
                 Minneapolis, MN 55479-0116        Officer, Director
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Patricia D. Burns                 Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)                    Title                      Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Tasso H. Coin                     Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John S. Dale                      Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Julie M. Gerend                   Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 William D. Giese                  Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Daniel J. Hagen                   Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Ronald G. Hoffman                 Senior Vice President, Secretary  Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Frank T. Matthews                 Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Jeannine McCormick                Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Barbara K. McFadden               Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Robert B. Mersky                  Chairman, President, Chief        Peregrine Capital Management,
                                                                     Executive       Inc.
                                                                     Officer
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Gary E. Nussbaum                  Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 James P. Ross                     Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Vice President                    Norwest Bank (prior to
                                                                                     November, 1996)
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Jonathan L. Scharlau              Assistant Vice President          Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Jay H. Strohmaier                 Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President/Managed     Voyageur Asset Management
                                                   Accounts                          (prior to September, 1996)
                 --------------------------------- --------------------------------- --------------------------------



                                      182




                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)                    Title                      Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Paul E. von Kuster                Senior Vice President              Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Janelle M. Walter                 Assistant Vice President          Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Paul R. Wurm                      Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 J. Daniel Vendermark              Vice President                    Peregrine Capital Management,
                 Sixth and Marquette Avenue                                          Inc.
                 Minneapolis, MN 55479-1013
                 --------------------------------- --------------------------------- --------------------------------
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Albert J. Edwards                 Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Vice President/Marketing          U.S. Trust Company of
                                                                                     California (prior to June 9,
                                                                                     1997)
                 --------------------------------- --------------------------------- --------------------------------

         (n)      Galliard Capital Management, Inc.

                  The description of Galliard Capital Management, Inc. ("Galliard") in the Prospectus and constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)       Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 P. Jay Kiedrowski                 Chairman                          Galliard Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                 Sixth and Marquette Ave.,         Chairman, Chief Executive         Norwest Investment Management,
                 Minneapolis, MN 55479             Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Richard Merriam                   Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John Caswell                      Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                 --------------------------------- --------------------------------- --------------------------------

                                      183


                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Karl Tourville                    Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Laura Gideon                      Senior Vice President of          Galliard Capital Management,
                                                   Marketing                         Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Leela Scattum                     Vice President of Operations      Galliard Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

                  The CRM Funds The Cutler Trust Forum Funds Memorial Funds Monarch Funds Norwest Advantage Funds Norwest Select Funds Sound Shore Fund, Inc.

         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

                  ---------------------------- ------------------------------- -----------------------------
                  Name                         Position with Underwriter       Position with Registrant
                  ---------------------------- ------------------------------- -----------------------------

                  ---------------------------- ------------------------------- -----------------------------
                  John Y. Keffer                         President             Chairman, President
                  ---------------------------- ------------------------------- -----------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 28 hereof.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meetes all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment number 67 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, State of Maine on the 5th day of November, 1998.


                                        FORUM FUNDS


                                        By:      /s/ John Y. Keffer
                                             ---------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on the 5th day of November, 1998.



(a)      Principal Executive Officer

                  /s/ John Y. Keffer
                ----------------------------
                  John Y. Keffer
                  President and Chairman

(b)      Principal Financial and Accounting Officer

                  /s/ Stacey Hong
               ------------------------------
                  Stacey Hong
                  Treasurer

(c)      A majority of the Trustees

                  /s/ John Y. Keffer
               ------------------------------
                  John Y. Keffer
                  Trustee

                  James C. Cheng, Trustee
                  J. Michael Parish, Trustee
                  Costas Azariadis, Trustee

                  *By:     /s/ John Y. Keffer
                    -----------------------------

                           John Y. Keffer
                           Attorney in Fact*

                  * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on the 5th day of November, 1998.


                                                  CORE TRUST (DELAWARE)



                                                  By:  /s/ John Y. Keffer
                                                       -----------------------
                                                           John Y. Keffer
                                                           President


This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 5th day of November, 1998.


(a)      Principal Executive Officer

         /s/ John Y. Keffer
     -------------------------------------
         John Y. Keffer
         Chairman and President

(b)      Principal Financial and Accounting Officer

         /s/ Stacey Hong
     -------------------------------------
         Stacey Hong
         Treasurer


(c)      A Majority of the Trustees

         /s/ John Y. Keffer
     -------------------------------------
         John Y. Keffer
         Chairman

         J. Michael Parish, Trustee
         James C. Cheng, Trustee
         Costas Azariadis, Trustee

         *By: /s/ John Y. Keffer
     -------------------------------------

              John Y. Keffer
                 Attorney in Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES


On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds, solely with respect to Emerging Markets Fund, a series of Forum Funds, to be signed in the City of New York, State of New York on the 11th day of November, 1998.


                                               SCHRODER CAPITAL FUNDS

                                               By:  /s/ Catherine A. Mazza
                                                  -----------------------------
                                                   Catherine A. Mazza
                                                   Vice President


This amendment to the Registration Statement of Forum Funds, solely with respect to Emerging Markets Fund, a series of Forum Funds, has been signed below by the following persons in the capacities indicated on the 11th day of November, 1998.


         Signatures                                        Title

(a)      Principal Executive Officer

         Mark J. Smith*

         *By: /s/ Thomas G. Sheehan                        President and Trustee
            ------------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         /s/ Fergal Cassidy                                Treasurer
        ----------------------------------
         Fergal Cassidy

(c)      Majority of the Trustees

         Peter E. Guernsey*                                Trustee
         John I. Howell*                                   Trustee
         Hermann C. Schwab*                                Trustee
         Clarence F. Michalis*                             Trustee
         Mark J. Smith*                                    Trustee
         Hon. David N. Dinkins*                            Trustee
         Peter S. Knight*                                  Trustee
         Sharon L. Haugh*                                  Trustee


         *By:  /s/ Thomas G. Sheehan
          --------------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

                                INDEX TO EXHIBITS

(11)(a)   Consent of Independent Auditors - Deloitte & Touche, LLP.

(11)(b)   Consent of Independent Auditors -KPMG Peat Marwick LP.

(11)(c)   Consent of Independent Auditors - PricewaterhouseCoopers LLP.

(17)      Financial Data Schedules.